                                                Registration No. 333-74582
                                                          File No. 811-10589

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, DC 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

      Pre-Effective Amendment No. ___                                    [   ]

      Post-Effective Amendment No. 9                                       [X]

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. 9                                                      [X]

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                        OPPENHEIMER REAL ESTATE FUND
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             (Exact Name of Registrant as Specified in Charter)

           6803 South Tucson Way, Centennial, Colorado 80112-3924
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            (Address of Principal Executive Offices) (Zip Code)

                               (303) 768-3200
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            (Registrant's Telephone Number, including Area Code)

                            Robert G. Zack, Esq.
                           OppenheimerFunds, Inc.
               Two World Financial Center, 225 Liberty Street
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                       New York, New York 10281-1008
                  (Name and Address of Agent for Service)

It is proposed  that this filing will become  effective  (check  appropriate box):

[   ]                  Immediately upon filing pursuant to paragraph (b)
[X]  On August 26, 2005 pursuant to paragraph (b)
[   ]                  60 days after filing pursuant to paragraph (a)(1)
[   ]                    On _______________ pursuant to paragraph (a)(1)
[   ]                  75 days after filing pursuant to paragraph (a)(2)
[   ]       On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

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PROSPECTUS

Oppenheimer
Real Estate Fund

Prospectus dated August 26, 2005        Oppenheimer Real Estate Fund is a
                                        mutual fund that seeks total return
                                        through investment in real estate
                                        securities. It emphasizes investments
                                        in common stocks and other equity
                                        securities issued by real estate
                                        companies, such as "real estate
                                        investment trusts" ("REITs").

                                           This Prospectus contains important
                                        information about the Fund's
                                        objective, its investment policies,
                                        strategies and risks. It also contains
                                        important information about how to buy
                                        and sell shares of the Fund and other
                                        account features. Please read this
                                        Prospectus carefully before you invest
                                        and keep it for future reference about
                                        your account.
As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

CONTENTS

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                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

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ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

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What is "Total Return"? Total return is the change in the value of your investment in the Fund over time from any capital appreciation and the reinvestment of dividends and distributions the Fund pays.
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WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
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The Fund seeks total return through investment in real
estate securities.
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WHAT DOES THE FUND MAINLY INVEST IN?
The Fund has adopted a policy to invest, under normal circumstances, at least
80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity securities issued by real estate companies, such as "real estate investment trusts" ("REITs") and
"real estate operating companies" ("REOCs"). This is a non-fundamental policy which the Fund's Board of Trustees may change upon 60 days' notice to shareholders.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The
Fund's Investment Manager, OppenheimerFunds, Inc. (the "Manager"), has
retained Cornerstone Real Estate Advisers LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund's assets. The Fund's portfolio manager is employed by the Sub-Advisor. The portfolio manager employs both a top-down and bottom-up method in selecting securities for the
Fund. The portfolio manager's top-down approach is distinguished in that he has extensive access to in-house real estate experts. The portfolio manager sets the portfolio strategy with the benefit of insight from these experts who can provide field observations regarding local, regional and national real estate trends and fundamentals.

      The top-down process is further aided by the Sub-Advisor's comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio. Proprietary models are maintained that allow the portfolio manager to analyze markets at various levels including Standard Industrial Classification code, Zip code and Metropolitan Statistical Area, resulting in some of the most comprehensive databases in the industry today. Specifically, portfolio weightings are determined by a national, regional and metro area market analysis of the following factors:
      o     Projected growth in supply and demand factors specifically related to the commercial property markets.
o     Expected growth in population, employment, personal income, household formations and propensity to own versus rent.
o     Projected growth in new commercial space by tracking construction in process and building permit activity.
o     Anticipated growth in supply and demand factors impacting residential real estate.
o     Current affordability of the single-family residential real estate market.
o     Expected growth in supply and demand for hotels.
o     Anticipated growth in new construction and building permit activity of all classes of business, leisure and resort hotels.
o     Projected growth in Gross Domestic Product and airline travel.

      The portfolio manager's bottom-up analysis uses traditional equity analysis and includes an assessment of the property portfolio, current business strategy, capital structure and management track record.
Specifically, companies are sought that have the following characteristics:
o     Capacity for predictable and sustainable growth in revenue and earnings per share.
o     Dominant owner/operators in their property types and geographic markets, respectively.
o     Property holdings poised for potentially higher growth due to location in markets where land suitable for development is scarce or due to management's strategic positioning.
o     Strong capital structure and access to capital that may help to effect its long-term business strategy.
o     Experienced senior management with a strong track record and a wide spectrum of industry specific skills.
o     Attractive valuation relative to other companies in our investment universe and to historical valuation in the real estate market.

      The Fund does not invest only in  securities  of issuers in a particular market  capitalization  range and at times the Sub-Advisor  might increase the relative  emphasis of  securities  of issuers in a  particular  capitalization range if the Sub-Advisor  believes they offer greater  opportunities for total return.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for those investors seeking to diversify their investments by adding real estate securities to their portfolio, who are seeking a fund that may perform differently than a general stock or bond fund, who are seeking the potential for high current income, and who are seeking the potential for long-term growth of capital.
Because the Fund's income level will fluctuate, the Fund is not designed for investors needing an assured level of income. Because of the Fund's focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have some degree of risk. The Fund expects to invest primarily in common stocks and other equity securities issued by real estate companies. The main risk is that the value of the stocks the Fund holds might decline as a result of the performance of individual stocks, a decline in the stock market in general or a general decline in real estate markets. Other risks include: extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

STOCK MARKET RISK. Your investment in Fund shares represents an indirect investment in REIT shares and other real estate securities owned by the Fund.
The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

REAL ESTATE MARKETS AND REIT RISK. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or State taxation policies affecting REITs or poor management. The REIT investment universe, which is approximated by the National Association of
Real Estate Investment Trusts(R)("NAREIT") Index, is comprised of roughly 192 companies ranging in market capitalization from $3.0 million to $17.6 billion
(as of July 31, 2005), with an aggregate market capitalization from approximately $348.7 billion.

SMALL COMPANIES. Roughly 5.1% of the REITs currently outstanding have a market capitalization of $100 million or less. Small REIT company shares therefore can be more volatile than, and perform differently from, larger company stocks. There may be less trading volume in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines, changes in any one line of business, therefore, may have a greater impact on a small company's stock price than is the case for a larger company. As a result, to the extent the Fund invests in securities of these issuers, they have greater risks. It is unlikely that the Fund would invest a substantial portion of its assets in this subsection of the REIT investment universe due to the small market capitalization.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its objective.

      In the short term, the stock markets can be volatile and the price of the Fund's shares can go up and down substantially. The Fund expects to hold more concentrated positions than other equity mutual funds. In the
OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in investment grade debt securities, but may be less volatile than the average stock fund.

Portfolio Turnover. A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its objective and may have a high portfolio turnover rate of over 100% annually. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions.
      The Financial Highlights table at the end of this Prospectus shows the
      Fund's portfolio turnover rates during the prior fiscal years.
      Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts (IRAs) or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See  appendix to  prospectus  for data in bar chart  showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/05 through 6/30/05, the cumulative return (not annualized) before taxes for Class A shares was 5.92%.
During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 18.80% (4 Qtr 04) and the lowest return (not annualized) before taxes for a calendar quarter was -6.46% (2 Qtr
04).

Average Annual Total Returns                      1 Year          5 Years
                                                                (or life of
for the periods ended December 31, 2004                       class, if less)
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Class A Shares (inception 03/04/02)
  Return Before Taxes
  Return After Taxes on Distributions             28.46%          23.48%
  Return After Taxes on Distributions and         27.05%          22.15%
  Sale of Fund Shares                             18.53%          19.56%
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NAREIT Equity REIT Index(1)                       31.58%          23.80%
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Class B Shares (inception 10/01/03)               30.28%          32.93%
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Class C shares (inception 10/01/03)               34.26%          36.01%
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Class N shares (inception 10/01/03)               34.99%          35.82%
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Class Y Shares (inception 10/01/03)               36.72%          37.33%
1.    From 02/28/02.
The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 4% (life of class); and
for Class C and Class N, the 1% contingent deferred sales charge for the
1-year period. There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the
NAREIT Equity REIT Index (the "Index"). The Index is an unmanaged index consisting of certain companies that own and operate income-producing real estate that have 75% or more of their respective gross invested assets in the equity or mortgage debt, respectively, of commercial properties. The Index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the
Index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended April 30, 2005.

Shareholder Fees (charges paid directly from your investment):
                                             Class   Class
                                    Class A  B       C       Class N  Class Y
                                     Shares  Shares  Shares   Shares   Shares
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Maximum Sales Charge (Load) on       5.75%    None    None     None     None
Purchases (as % of offering price)
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Maximum Deferred Sales Charge
(Load) (as % of the lower of the
original offering price or          None(1)   5%(2)   1%(3)   1%(4)     None
redemption proceeds)

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                                             Class                     Class
                                    Class A  B       Class C  Class N  Y
                                     Shares  Shares   Shares   Shares  Shares
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Management Fees                      1.00%    1.00%   1.00%    1.00%    1.00%
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Distribution     and/or     Service  0.25%    1.00%   1.00%    0.50%     N/A
(12b-1) Fees
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Other Expenses                       0.34%    0.66%   0.57%    0.61%    0.14%

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Total Annual Operating Expenses     1.59%(5)  2.66%   2.57%    2.11%    1.14%

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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

Additionally, the Manager has voluntarily agreed to waive fees and/or reimburse certain expenses such that total annual operating expenses do not exceed 1.50% of average daily net assets for Class A, 2.25% of average daily net assets for Class B and Class C, 1.75% of average daily net assets for
Class N and 1.25% of average daily net assets for Class Y. That voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders.

After giving effect to the transfer agent fee waiver and voluntary expense limitation described above, the actual "Total Annual Operating Expenses" were
1.50% for Class A, 2.25% for Class B, 2.25% for Class C and 1.75% for Class
N. Class Y was the same as shown above.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated thereafter.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

5.    For the fiscal year ended April 30, 2005, the Fund's Class A 12b-1 fees and Total Annual Operating Expenses were lower than those shown in the table. Class A 12b-1 Fees and Total Annual Operating Expenses in the table have been restated to reflect expected fees for the current fiscal year. A significant portion of assets in the Fund for the fiscal year ended April
   30, 2005 were held in accounts without a broker of record, for which fees under the Class A 12b-1 Plan did not accrue.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses (without expense waivers/reimbursements)
remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 If shares are redeemed:        1 Year      3 Years    5 Years    10 Years
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 Class A Shares                  $723        $1,034     $1,367     $2,307
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 Class B Shares                  $773        $1,137     $1,629   $2,494(1)
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 Class C Shares                  $363         $810      $1,383     $2,942
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 Class N Shares                  $316         $668      $1,146     $2,467
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 Class Y Shares                  $117         $364       $631      $1,394
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 If shares are not redeemed:    1 Year      3 Years    5 Years    10 Years
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 Class A Shares                  $723        $1,034     $1,367     $2,307
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 Class B Shares                  $273         $837      $1,429   $2,494(1)
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 Class C Shares                  $263         $810      $1,383     $2,942
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 Class N Shares                  $216         $668      $1,146     $2,467
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 Class Y Shares                  $117         $364       $631      $1,394

  In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.
1.    Class B expenses for years 7 through 10 are based on Class A expenses because Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based upon the Sub-Advisor's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Advisor tries to reduce risks by carefully researching securities before they are purchased and, in some cases, by using hedging techniques.

      The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings), in common stocks and other equity securities issued by real estate companies, such as REITs and REOCs. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.
Real Estate Companies. For purposes of the Fund's investment policies, a real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate; or has at least 50%
      of its assets in such real estate. Under normal circumstances, the Fund will invest substantially all of its assets in the equity securities of real estate companies. These equity securities can consist of common stocks (including REIT shares), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the Sub-Advisor's view, a significant element of the securities' value, and preferred stocks.

Real Estate Investment Trusts. The Fund may invest without limit in shares of
      REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related to loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gains)
      for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies.

o     Types of REITs. REITs can generally be classified as Equity REITs,
      Mortgage REITs or Hybrid REITs. The Fund invests primarily in Equity
      REITs.
o     Equity REITs. The Fund's investment portfolio includes shares of Equity
      REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by investing in and selling properties that have appreciated in value.
o     Mortgage REITs and Hybrid REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its investment objective, the Fund can also use the investment techniques and strategies described below. The following investment strategies are not considered principal investment strategies and the Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.
Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy other equity securities, such as preferred stocks, warrants and securities convertible into common stocks (which may be subject to credit risks and interest rate risks, as described in the Statement of Additional Information). The Sub-Advisor considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the Sub-Advisor's investment decision than in the case of other debt securities.
Convertible Securities. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. In general, convertible securities:
o    have higher yields than common stocks but lower yields than comparable non-convertible securities,
o     may be subject to less fluctuation in value than the underlying stock because of their income, and
o     provide potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as "equity substitutes").

--------------------------------------------------------------------------------
What is a "Convertible" Security?

        A convertible security is one that can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula.
--------------------------------------------------------------------------------

      In selecting securities for the Fund's portfolio and evaluating their yield potential and credit risk, the Sub-Advisor does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting an issuer as well. The debt securities the Fund buys may be rated by nationally-recognized rating organizations such as
      Moody's Investors Service, Inc. or Standard & Poor's Rating Service, or
      they may be unrated securities assigned an equivalent rating by the
      Manager. Credit ratings evaluate the expectation of scheduled payments of interest and principal, not market risks. Rating agencies might not always change their credit ratings of an issuer in a timely manner to reflect the events that could affect an issuer's ability to make timely payments on its obligations.

      The Fund can invest in debt securities that are investment grade or below investment grade in credit quality. "Investment grade" rated securities are those in the four highest rating categories of national ratings organizations. Below investment grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share prices and the income it earns. The ratings definitions of the principal ratings organizations are included in Appendix A to the Statement of Additional Information.

Convertible Preferred Stock. Unlike common stock, preferred stock typically has a stated dividend rate. When prevailing interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall.
      The right to payment of dividends on preferred stock generally is subordinate to the rights of the company's debt securities. Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or non-cumulative.

      Some convertible preferred stock with a mandatory conversion feature has a set call price to buy the underlying common stock. If the underlying common stock price is less than the call price, the holder will pay more for the common stock than its market price. The issuer might also be able to redeem the stock prior to the mandatory conversion date, which could diminish the potential for capital appreciation on the investment.
Foreign Investing. The Fund can buy securities in any country, including developed countries and emerging markets. The Fund does not expect to invest substantial amounts of its assets in foreign stocks. The Fund has no limits on the amount of its assets that can be invested in foreign securities, but has adopted an operating policy limiting its investments in foreign securities to 10% of its total assets.
      Shareholders will be notified if this operating policy should change.

      The foreign securities the Fund can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have more than 50% of their operations or assets abroad, or derive more than 50% of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets. The Fund considers securities of foreign issuers that are represented in the U.S. securities markets by
      American Depository Receipts ("ADRs") or similar depository arrangements not to be "foreign securities" for purposes of its investment allocations.

o     Special Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S.
      dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that
      U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      Additionally, if the Fund invests a significant amount of its assets in foreign securities, it might expose the Fund to "time-zone arbitrage"
      attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange
      (the "NYSE") that day, when the Fund's net asset value is calculated.
      If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances to reflect what the Manager and the Board believe to be their fair value may help deter those activities.
o     Special Risks of Emerging and Developing Markets. While the Fund
      currently focuses on investing in developed markets such as the U.S., it can also invest in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
      Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of the sale of a security on a timely basis. These investments may be very speculative.

      These countries may have less developed trading markets and exchanges.
      Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Economics of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Sub-Advisor monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative" investments to seek increased returns or to try to hedge investment risks. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, forwards, interest rate swaps, structured notes and other hedging instruments the Fund might use may be considered to be derivative investments. Derivatives may increase the volatility of the Fund's share price or cause investment losses.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.
Hedging. The Fund can buy and sell futures contracts, put and call options and forward contracts. These are all referred to as "hedging instruments." Underlying investments for these hedging instruments include securities, securities indices and currencies. The Fund does not currently use hedging to a significant degree. It has percentage limits on its use of hedging instruments and is not required to use them in seeking its objective. Some of these strategies would hedge the
      Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the
      Fund's exposure to the securities market.
Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies.
      Generally, they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities or repurchase agreements and may include other investment grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
      Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of total return.
Loans of Portfolio Securities. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed to be in sound financial condition and when, in the Manager's judgment, the income earned would justify the risks. The value of the securities loaned may not exceed 25% of the value of the Fund's total assets.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The
Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission (the
"SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC.
Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarter.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager handles the Fund's day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's
Board of Trustees, under an investment advisory agreement that states the
Manager's responsibilities. The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $180 billion in assets as of June 30, 2005, including other Oppenheimer funds, with more than
7 million shareholder accounts. The address for the Manager is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.
Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate of 1.00% of average daily net assets of the Fund. The Manager has agreed to waive its management fees and/or reimburse expenses such that total annual operating expenses for
      Class A shares do not exceed 1.50% of average daily net assets.
      Management fees are waived and/or expenses are reimbursed such that total annual operating expenses for Class B and Class C shares will each not exceed 2.25% of average daily net assets, Class N shares will not exceed 1.75% of average daily net assets, and Class Y shares will not exceed 1.25% of average daily net assets. These undertakings are voluntary and may be amended or withdrawn at any time. The Fund's management fee for its fiscal year ended April 30, 2005 was 1.00% of average annual net assets for each class of shares.
The Sub-Advisor. The Manager has retained the Sub-Advisor, Cornerstone Real
      Estate Advisers LLC, to provide day-to-day portfolio management for the
      Fund. The Sub-Advisor has operated as an investment advisor since 1994.
      As of June 30, 2005, the Sub-Advisor managed over $6.1 billion of equity real estate assets and $417 million of real estate securities.
      The Sub-Advisor is an indirect, wholly-owned subsidiary of
      Massachusetts Mutual Life Insurance Company ("MassMutual") of
      Springfield, Massachusetts, the parent company of the Manager, and is located at One Financial Plaza, Suite 1700, Hartford, Connecticut
      06103-2604.
Sub-Advisory Fees. The Manager, not the Fund, pays the Sub-Advisor an annual fee under the Sub-Advisory Agreement between the Manager and the
      Sub-Advisor. The fee is calculated as a percentage of the fee the Fund pays the Manager. The Manager shall pay the Sub-Advisor a fee equal to
      40% of the investment management fee collected by the Manager from the
      Fund.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory contracts with the Manager and Sub-Advisor, respectively, is available in the Fund's Annual Report to shareholders for the year ended April 30, 2005.
Portfolio Manager. The Fund's portfolio is managed by Scott Westphal who is employed by the Sub-Advisor. Mr. Westphal is primarily responsible for the day-to-day management of the Fund's investments. He is a Chartered
      Financial Analyst and Certified Public Accountant and has been a portfolio manager of the Fund since March 2002. Mr. Westphal is the
      Managing Director of the Sub-Advisor's Real Estate Securities
      Investment Management unit and is responsible for the creation and management of real estate securities portfolios for the Sub-Advisor's institutional clients. Prior to joining the Sub-Advisor in 1999, Mr.
      Westphal served as Executive Vice President and Portfolio Manager for
      JLW Capital Management from March 1998 through July 1999. Mr. Westphal served as Senior Vice President for Cohen & Steers Capital Management
      from May 1994 through March 1998.

      The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

Pending Litigation. A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer Agent, as well as 51 of the Oppenheimer funds
      (collectively the "funds") including the Fund, 30 present and former
      Directors or Trustees and 8 present and former officers of certain of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the
      Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the
      Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the officers breached their fiduciary duties to Fund shareholders under the Investment Company Act and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys'
      fees and litigation expenses.

      The defendants believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, the
      Distributor will act as your agent in buying the shares. Class B, Class
      C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the
      Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.
Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
      "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
      In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order by the time the NYSE closes that day. If your order is received on a day when the
      NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the NYSE and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 p.m.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

 How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.
   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $100,000 or more of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.
o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.
Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

                          Front-End Sales   Front-End Sales
                            Charge As a       Charge As a     Concession As a
                           Percentage of   Percentage of Net   Percentage of
 Amount of Purchase        Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.
Can You Reduce Class A Sales Charges? You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.
o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class
      B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of Oppenheimer Money
      Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts
      (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

      To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The
      Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a
      Letter. Your Class A shares of Oppenheimer Money Market Fund, Inc. or
      Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. You may also be able to apply the Right of Accumulation to these purchases.

      If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's
      Statement of Additional Information for more complete information.
Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o     Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this
      Prospectus and in the Statement of Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege. Within six months of a redemption of certain
      Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund without sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer
      Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor
      offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the
      Distributor). These are described in greater detail in Appendix C to the Statement of Additional Information, which may be ordered by calling 1.800.225.5677 or through the OppenheimerFunds website, at
      www.oppenheimerfunds.com (follow the hyperlinks: "Access Accounts and
      Services" - "Forms & Literature" - "Order Literature" - "Statements of
      Additional Information"). A description of these waivers and special sales charge arrangements is also available for viewing on the
      OppenheimerFunds website (follow the hyperlinks: "Research Funds" -
      "Fund Documents" - "View a description . . ."). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the
      Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by (2) retirement plans that are part of a retirement plan product or platform offered by banks, broker-dealers, financial advisors, insurance companies or record-keepers that have entered into a special agreement with the
      Distributor for this purpose. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of
      Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions described in "Retirement
      Plans" in the Statement of Additional Information. No contingent deferred sales charge is charged upon the redemption of such shares.
Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts"). However, those
      Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Retirement plans holding shares of
      Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
      (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions), or

o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in       Redemptions in That Year
Which Purchase Order was Accepted       (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      Institutional investors that buy Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.0% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper
      Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions with a signature guarantee.

   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire.
Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers. The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus.

o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges. The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days.
         However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares  from  net  investment  income  on  a  quarterly  basis  and  pay  them quarterly.  Dividends  and  distributions  paid to Class A and  Class Y shares will  generally  be higher  than  dividends  for Class B,  Class C and Class N shares,  which normally have higher  expenses than Class A and Class Y shares.
The Fund has no fixed dividend rate and cannot  guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the
Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED APRIL 30,                               2005          2004         2003        2002 1
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    12.97      $  10.34    $   10.51    $    10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .29 2         .26          .31           .08
Net realized and unrealized gain (loss)                      4.35          2.72         (.16)          .43
                                                       ----------------------------------------------------
Total from investment operations                             4.64          2.98          .15           .51
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.36)         (.29)        (.18)           --
Distributions from net realized gain                         (.18)         (.06)        (.14)           --
                                                       ----------------------------------------------------
Total dividends and/or distributions to shareholders         (.54)         (.35)        (.32)           --
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $    17.07      $  12.97    $   10.34    $    10.51
                                                       ====================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          36.11%        28.72%        1.58%         5.10%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   68,879      $ 17,078    $   6,418    $    6,120
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   39,933      $ 10,345    $   6,065    $    5,662
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        1.81%         3.37%        3.10%         5.26%
Total expenses                                               1.53%         1.57%        2.34%         4.23%
Expenses after payments and waivers and
reduction to custodian expenses                              1.50%         1.44%        2.09%         2.08%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        92%          117%         300%           75%

1. For the period from March 4, 2002 (commencement of operations) to April 30,
2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        24 | OPPENHEIMER REAL ESTATE FUND

                                                                        CLASS B  |                   CLASS C  |
YEAR ENDED APRIL 30,                                         2005        2004 1  |      2005          2004 1  |
-------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    12.94      $  12.59    $   12.96      $    12.59
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .18 2         .26          .17 2           .26
Net realized and unrealized gain                             4.33           .42         4.34             .44
                                                       ------------------------------------------------------
Total from investment operations                             4.51           .68         4.51             .70
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.22)         (.27)        (.23)           (.27)
Distributions from net realized gain                         (.18)         (.06)        (.18)           (.06)
                                                       ------------------------------------------------------
Total dividends and/or distributions to shareholders         (.40)         (.33)        (.41)           (.33)
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $    17.05      $  12.94    $   17.06      $    12.96
                                                       ======================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          35.10%         5.28%       35.07%           5.43%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   14,423      $  3,181    $  13,784      $    2,317
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    8,842      $  1,462    $   7,167      $      929
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        1.11%         2.15%        1.05%           2.12%
Total expenses                                               2.66%         2.78%        2.57%           2.78%
Expenses after payments and waivers and
reduction to custodian expenses                              2.25%         2.25%        2.25%           2.25%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        92%          117%          92%            117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        25 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                        CLASS N  |                   CLASS Y  |
YEAR ENDED APRIL 30,                                         2005        2004 1  |      2005          2004 1  |
----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    12.97      $  12.59    $   12.98      $    12.59
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .24 2         .29          .35 2           .25
Net realized and unrealized gain                             4.36           .42         4.34             .51
                                                       ---------------------------------------------------------
Total from investment operations                             4.60           .71         4.69             .76
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.31)         (.27)        (.41)           (.31)
Distributions from net realized gain                         (.18)         (.06)        (.18)           (.06)
                                                       ---------------------------------------------------------
Total dividends and/or distributions to shareholders         (.49)         (.33)        (.59)           (.37)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $    17.08      $  12.97    $   17.08      $    12.98
                                                       =========================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          35.80%         5.56%       36.57%           5.90%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $    4,098      $    268    $  24,193      $   16,278
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    1,581      $     97    $  20,274      $   16,633
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        1.51%         2.30%        2.27%           3.12%
Total expenses                                               2.11%         2.10%        1.14%           1.23%
Expenses after payments and waivers and
reduction to custodian expenses                              1.75%         1.75%         N/A 5           N/A 5,6
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        92%          117%          92%            117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver and reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        26 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Real Estate Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of
1940, as amended. The Fund's investment objective is to seek total return through investment in real estate securities. Therefore, an investment in the
Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Cornerstone Real Estate Adviser LLC, formerly
Cornerstone Real Estate Advisers, Inc., an indirect, wholly-owned subsidiary of
Massachusetts Mutual Life Insurance Company, the parent company of the Manager.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session

                        27 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provisions are required. However, during the year ended April 30, 2005, the Fund paid federal excise tax of $5,776.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                        28 | OPPENHEIMER REAL ESTATE FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED      UNDISTRIBUTED         ACCUMULATED     OTHER INVESTMENTS
      NET INVESTMENT         LONG-TERM                LOSS    FOR FEDERAL INCOME
      INCOME                      GAIN    CARRYFORWARD 1,2          TAX PURPOSES
      --------------------------------------------------------------------------
      $1,730,793            $1,395,703                 $--           $15,267,553

1. During the fiscal year ended April 30, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended April 30, 2004, the Fund utilized $318,189 of capital loss carryforwards to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      In addition, distributions paid by the Fund's investments in real estate investment trusts (REITS) often include a "return of capital" which is recorded by the Fund as a reduction of the cost basis of securities held. The Internal
Revenue Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flows will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

Accordingly, the following amounts have been reclassified for April 30, 2005.
Net assets of the Fund were unaffected by the reclassifications.

                              REDUCTION TO               REDUCTION TO
                               ACCUMULATED            ACCUMULATED NET
      INCREASE TO           NET INVESTMENT              REALIZED GAIN
      PAID-IN CAPITAL                 LOSS           ON INVESTMENTS 3
      ---------------------------------------------------------------
      $412,100                      $5,776                   $417,876

3. $417,876, including $193,559 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended April 30, 2005 and April 30, 2004 was as follows:

                                         YEAR ENDED        YEAR ENDED
                                     APRIL 30, 2005    APRIL 30, 2004
      ---------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $  2,071,414         $ 685,442
      Long-term capital gain                488,354            87,044
                                       ------------------------------
      Total                            $  2,559,768         $ 772,486
                                       ==============================

                        29 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributed to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities       $ 110,366,797
                                                =============

           Gross unrealized appreciation        $  15,439,233
           Gross unrealized depreciation             (171,680)
                                                -------------
           Net unrealized appreciation          $  15,267,553
                                                =============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal
Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        30 | OPPENHEIMER REAL ESTATE FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED APRIL 30, 2005         YEAR ENDED APRIL 30, 2004 1
                                 SHARES          AMOUNT          SHARES              AMOUNT
--------------------------------------------------------------------------------------------

CLASS A
Sold                          3,411,435    $ 54,186,430         889,852        $ 12,356,969
Dividends and/or
distributions reinvested         76,724       1,254,701          18,678             250,667
Redeemed                       (770,649)    (12,274,567)       (212,484)         (2,986,332)
                              --------------------------------------------------------------
Net increase                  2,717,510    $ 43,166,564         696,046        $  9,621,304
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                            834,316    $ 13,087,054         309,808        $  4,302,406
Dividends and/or
distributions reinvested         12,889         212,244           1,487              19,890
Redeemed                       (247,201)     (3,963,288)        (65,443)           (882,526)
                              --------------------------------------------------------------
Net increase                    600,004    $  9,336,010         245,852        $  3,439,770
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                            782,568    $ 12,361,481         189,007        $  2,628,478
Dividends and/or
distributions reinvested         10,242         168,836           1,087              14,580
Redeemed                       (163,776)     (2,580,473)        (11,236)           (151,321)
                              --------------------------------------------------------------
Net increase                    629,034    $  9,949,844         178,858        $  2,491,737
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                            237,410    $  3,840,506          20,729        $    287,274
Dividends and/or
distributions reinvested          2,234          36,949              72                 988
Redeemed                        (20,367)       (332,016)           (170)             (2,507)
                              --------------------------------------------------------------
Net increase                    219,277    $  3,545,439          20,631        $    285,755
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                            145,092    $  2,350,640       1,237,918        $ 15,628,437
Dividends and/or
distributions reinvested         48,131         770,344          32,877             439,531
Redeemed                        (31,402)       (497,007)        (16,371)           (221,836)
                              --------------------------------------------------------------
Net increase                    161,821    $  2,623,977       1,254,424        $ 15,846,132
                              ==============================================================

1.  For the year ended April 30, 2004 for Class A shares and for the period
October 1, 2003 (inception of offering) to April 30, 2004 for Class B, Class C,
Class N and Class Y shares.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended April 30, 2005, were
$136,294,660 and $70,033,238, respectively.

                        31 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund, which provides for a fee at an annual rate of 1.00% of average daily net assets of the Fund.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Cornerstone Real Estate Advisers, Inc.
(the Sub-Advisor) to provide the day-to-day portfolio management of the Fund.
Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the
Manager, not by the Fund. The Manager will pay the Sub-Advisor a fee equal to
40% of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers (voluntary or otherwise). Notwithstanding the foregoing, if the Manager, without the
Sub-Advisor's concurrence, agrees to voluntarily waive a portion of the investment management fee the Fund is required to pay to the Manager, the
Sub-Advisor's fee hereunder shall be based upon the investment management fee the Fund would have to pay exclusive of any such waiver agreed to by the Manager in it sole discretion. For the year ended April 30, 2005, the Manager paid
$284,648 to the Sub-Advisor for services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended April 30, 2005, the Fund paid $136,970 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

                        32 | OPPENHEIMER REAL ESTATE FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2005 for Class B, Class C and
Class N shares were $217,452, $87,131 and $44,854, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                     CLASS A        CLASS B        CLASS C        CLASS N
                      CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                    FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                  RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED        DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------------

April 30, 2005      $ 215,289          $ 867       $ 26,043        $ 3,957          $ 741

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has agreed to waive its management fees and/or reimburse expenses such that total annual operating expenses for Class A shares do not exceed 1.50% of average daily net assets. As of July 28, 2003, the management fees are waived and/or expenses are reimbursed such that total annual operating expenses for Class B and Class C shares will each not exceed 2.25% of average daily net assets, Class N shares will not exceed 1.75% of average daily net assets, and Class Y shares will not exceed
1.25% of average daily net assets. During the year ended April 30, 2005, the
Manager reimbursed the Fund $12,587, $30,383, $21,858 and $3,955 for Class A,
Class B, Class C and Class N shares, respectively. These undertakings are voluntary and may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended April 30, 2005, OFS waived $5,614, $942 and $1,690 for
Class B, Class C, and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

                        33 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the
Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds.
This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

INFORMATION AND SERVICES

For More Information on Oppenheimer Real Estate Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                        The Fund's shares are distributed by:

The Fund's SEC File No.: 811-10589  [logo] OppenheimerFunds Distributor, Inc.
PR0590.001.0805
Printed on recycled paper

Appendix to Prospectus of
Oppenheimer Real Estate Fund

      Graphic Material included in the Prospectus of Oppenheimer Real Estate
Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Real
Estate Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each completed calendar year since the Fund's inception, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer Real Estate Fund
Ended                               Class A Shares

12/31/03                            39.73%
12/31/04                            36.30%

STATEMENT OF ADDITIONAL INFORMATION

Oppenheimer Real Estate Fund

6803 S. Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated August 26, 2005

This  Statement of Additional  Information  is not a  Prospectus.  This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  August 26,  2005.  It should be read  together  with the
Prospectus.  You can obtain  the  Prospectus  by writing to the Fund's  Transfer
Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, or
by calling  the  Transfer  Agent at the  toll-free  number  shown  above,  or by
downloading    it   from    the    OppenheimerFunds    Internet    website    at
www.oppenheimerfunds.com..

Contents
                                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks........
    The Fund's Investment Policies...........................................
    Other Investment Techniques and Strategies...............................
    Other Investment Restrictions............................................
    Disclosure of Portfolio Holdings.........................................
How the Fund is Managed......................................................
    Organization and History.................................................
    Board of Trustees and Audit Committee....................................
    Trustees and Officers of the Fund........................................
    The Manager..............................................................
Brokerage Policies of the Fund...............................................
Distribution and Service Plans...............................................
Performance of the Fund......................................................

About Your Account
How To Buy Shares............................................................
How To Sell Shares...........................................................
How To Exchange Shares.......................................................
Dividends, Capital Gains and Taxes...........................................
Additional Information About the Fund........................................

Financial Information About the Fund

Independent Registered Public Accounting Firm's Report.......................
Financial Statements.........................................................

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The investment  objective,  the principal investment policies and the main risks  of  the  Fund  are  described  in the  Prospectus.  The  Prospectus  also describes certain non-principal  investment strategies and risks. This Statement
of  Additional   Information  contains  supplemental   information  about  those
policies  and  risks  and the  types of  securities  that the  Fund's  portfolio manager can select for the Fund.  Additional  information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's portfolio manager,  who is employed by
Cornerstone  Real Estate Advisers LLC (the  "Sub-Advisor")  may use in selecting portfolio  securities  will vary over time.  The Fund is not required to use all of the  investment  techniques and  strategies  described  below at all times in seeking its objective.  It may use some of the special investment techniques and strategies  at some times or not at all. The following  investment  policies are principal investment policies.

      Real   Estate   Investment   Trusts.   REITs  are   sometimes   informally
characterized  as EQUITY REITs,  MORTGAGE REITs and HYBRID REITs. An EQUITY REIT
invests  primarily  in the fee  ownership  or  leasehold  ownership  of land and buildings and derives its income  primarily from rental  income.  An EQUITY REIT may also realize capital gains (or losses) by selling real estate  properties in its portfolio that have  appreciated (or  depreciated) in value. A MORTGAGE REIT invests  primarily in mortgages on real estate,  which may secure  construction, development or long-term  loans.  A MORTGAGE REIT  generally  derives its income primarily  from interest  payments on the credit it has extended.  A HYBRID REIT combines the  characteristics  of EQUITY REITs and MORTGAGE REITs,  generally by holding both ownership  interests and mortgage  interests in real estate.  It is anticipated,  although not required,  that under normal circumstances a majority of the Fund's investments in REITs will consist of EQUITY REITs.

      Portfolio Turnover.  "Portfolio  turnover" describes the rate at which the
Fund traded its portfolio  securities  during its last fiscal year. For example, if a fund sold all of its  securities  during the year,  its portfolio  turnover rate would have been 100%.  The Fund's  portfolio  turnover rate will  fluctuate from year to year,  although the Fund might have a high portfolio  turnover rate of  more  than  100%  annually.  Increased  portfolio  turnover  creates  higher brokerage  and  transaction  costs for the Fund,  which could reduce its overall performance.  Additionally,  the  realization  of  capital  gains  from  selling portfolio  securities may result in distributions of taxable  long-term  capital gains to  shareholders,  since  the Fund  will  normally  distribute  all of its capital  gains  realized  each year,  to avoid  excise  taxes under the Internal
Revenue Code. The Fund's portfolio  turnover for the fiscal year ended April 30,
2005 was 92%.

Other Investment Techniques and Strategies.  In seeking its objective,  the Fund may from time to time employ the types of investment  strategies and investments described  below.  It is not  required  to use all of  these  strategies  at all times,  and at times may not use them. The following  investments and strategies are not principal investment policies.

o     Convertible Securities.  The value of a convertible security is a function of its "investment  value" and its "conversion  value." If the investment  value exceeds  the  conversion  value,  the  security  will  behave  more  like a debt security and the security's  price will likely increase when interest rates fall and decrease  when  interest  rates rise.  If the  conversion  value exceeds the investment  value,  the security  will behave more like an equity  security.  In that case,  it will likely sell at a premium over its  conversion  value and its price  will  tend  to  fluctuate  directly  with  the  price  of the  underlying security.  Convertible  securities are subject to credit risks and interest rate risk as discussed below.

      While some  convertible  securities are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion into equity  securities)
causes them to be regarded by the Sub-Advisor  more as "equity  equivalents." As a result,  the credit  rating  assigned to the  security  has less impact on the
Sub-Advisor's  investment  decision  than in the case of  non-convertible  fixed income securities.

      To determine whether convertible  securities should be regarded as "equity equivalents," the Sub-Advisor examines the following factors:
(1)   whether,  at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether  the  issuer  of  the  convertible  securities  has  restated  its
         earnings  per  share  of  common  stock  on  a  fully   diluted   basis
         (considering  the effect of conversion of the convertible  securities),
         and
(3)   the extent to which the  convertible  security may be a defensive  "equity substitute,"  providing the ability to participate in any  appreciation in the price of the issuer's common stock.

o     Rights and Warrants.  The Fund may invest up to 10% of its total assets in warrants or rights.  That limit does not apply to  warrants  and rights the Fund has  acquired  as part of units of  securities  or that  are  attached  to other securities  that the Fund buys. The Fund does not expect that its investments in warrants and rights will exceed 5% of its net assets.

      Warrants  basically are options to purchase equity  securities at specific prices  valid for a specific  period of time.  Their  prices do not  necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants,  but normally have a short  duration and are  distributed  directly by the issuer to its  shareholders.  Rights  and  warrants  have no voting  rights, receive  no  dividends  and have no rights  with  respect  to the  assets of the issuer.

o     Credit  Risk.  Credit  risk  relates to the  ability of the issuer to meet interest  or  principal  payments  or both  as  they  become  due.  In  general, lower-grade,  higher-yield  bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The  Sub-Advisor  does not  intend  to  invest  in  investment  grade  and non-investment  grade bonds at this time,  but if it does, it will invest a very small  portion of the Fund's  total  assets in these types of debt  investments.
The   Fund's    debt    investments    can    include    investment-grade    and
non-investment-grade   bonds   (commonly   referred   to   as   "junk   bonds").
Investment-grade  bonds  are bonds  rated at least  "Baa" by  Moody's  Investors
Service,  Inc., at least "BBB" by Standard & Poor's  Ratings  Services or Fitch,
Inc., or have comparable  ratings by another nationally  recognized  statistical rating organization.

      In making  investments in debt  securities,  the  Sub-Advisor  may rely to some  extent  on the  ratings  of  ratings  organizations  or it may use its own research to evaluate a  security's  credit  worthiness.  If the  securities  are unrated,  to be  considered  part of the  Fund's  holdings  of  investment-grade securities,  they must be judged by the Sub-Advisor to be of comparable  quality to bonds rated as investment grade by a rating organization.

o     Special Risks of Lower-Grade  Securities.  Because lower-grade  securities tend to offer  higher  yields  than  investment-grade  securities,  the Fund may invest in  lower-grade  securities  to try to achieve  greater  income.  In some cases, the appreciation  possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio.

      "Lower-grade"  debt  securities are those rated below  "investment  grade"
which  means they have a rating  lower than "Baa" by Moody's or lower than "BBB"
by Standard & Poor's or similar ratings by other rating organizations.  The Fund can invest in  securities  rated as low as "C" or "D" or which are in default at the time the Fund buys them.

      Some of the special credit risks of  lower-grade  securities are discussed below.  There is a greater risk that the issuer may default on its obligation to pay  interest  or to  repay  principal  than  in the  case  of  investment-grade securities.  The issuer's low  creditworthiness  may increase the  potential for its  insolvency.  An overall  decline in values in the high-yield bond market is also more likely  during a period of a general  economic  downturn.  An economic downturn or an increase in interest rates could severely  disrupt the market for high-yield  bonds,  adversely  affecting the values of outstanding bonds as well as the  ability of issuers to pay  interest or repay  principal.  In the case of foreign  high-yield  bonds,  these risks are in addition to the special risks of foreign  investing  discussed  in  the  Prospectus  and  in  this  Statement  of
Additional Information.

      To the extent they can be  converted  into stock,  convertible  securities may be less  subject  to some of these  risks  than  non-convertible  high-yield bonds,  since stock may be more  liquid and less  affected by some of these risk factors.

      While  securities  rated "Baa" by Moody's or "BBB" by Standard & Poor's or
Fitch,  Inc.  are  investment-grade  and are not  regarded as junk bonds,  those
securities  may  be  subject  to  special  risks,   and  have  some  speculative
characteristics.  The debt security ratings  definitions of the principal rating definitions  are  included  in  Appendix  A  to  this  Statement  of  Additional
Information.

o     Interest  Rate Risk.  Interest  rate risk  refers to the  fluctuations  in value  of  fixed-income  securities  resulting  from  the  inverse  relationship between  price and yield.  For example,  an increase in general  interest  rates will tend to reduce the market value of already-issued  fixed-income investments and a decline in general  interest rates will tend to increase  their value.  In addition,  debt  securities  with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations  in the market  value of  fixed-income  securities  after the
Fund buys them will not affect the  interest  payable on those  securities,  nor the cash income from them.  However,  those price fluctuations will be reflected in the valuations of the  securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

      Foreign  Securities.  The Fund can purchase  securities  issued by foreign real  estate  companies.  "Foreign  securities"  include  equity  securities  of companies  organized  under the laws of countries  other than the United States.
They  may  be  traded  on  foreign  securities   exchanges  or  in  the  foreign
over-the-counter markets.

      Securities of foreign issuers that are represented by American  Depository
Receipts are not considered  "foreign  securities" for the purpose of the Fund's investment  allocations.  That is  because  they are not  subject to many of the special  considerations  and  risks,  discussed  below,  that  apply to  foreign securities traded and held abroad.

      Sponsored ADRs are receipts  typically issued by an American bank or trust company  that  show  evidence  of  underlying  securities  issued  by a  foreign corporation.  The issuers of unsponsored  Depository  Receipts are not obligated to disclose material information in the United States, and therefore,  there may be less information available regarding such issuers.

      Investing in foreign  securities  offers potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign  countries  with economic  policies or business  cycles  different from those of the U.S., or to reduce  fluctuations  in portfolio value by taking advantage  of foreign  stock  markets  that do not move in a manner  parallel to
U.S.  markets.  The Fund will hold foreign  currency only in connection with the purchase or sale of foreign securities.

o     Risks of Foreign  Investing.  Investments in foreign  securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to changes in  currency
            rates  or  currency  control  regulations  (for  example,   currency
            blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting,  auditing and financial reporting standards in
            foreign  countries   comparable  to  those  applicable  to  domestic
            issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the U.S.;
o     less  governmental  regulation  of foreign  issuers,  stock  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio  transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes;
o     possibilities in some countries of expropriation,  confiscatory  taxation, political,  financial or social  instability  or adverse  diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   government   policies  have   discouraged   certain
investments abroad by U.S.  investors,  through taxation or other  restrictions, and it is possible that such restrictions could be re-imposed.

      |X| Passive Foreign Investment Companies.  Some securities of corporations domiciled  outside  the U.S.,  which the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws. PFICs are those foreign  corporations which generate  primarily passive income.  They tend to be growth  companies or "start-up"  companies.  For federal tax  purposes,  a corporation is deemed a PFIC if 75% or more of the foreign  corporation's  gross income  for the income  year is  passive  income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive income is further  defined  as any income to be  considered  foreign  personal  holding company income within the subpart F provisions defined by IRCss.954.

      Investing  in PFICs  involves  the  risks  associated  with  investing  in foreign  securities,  as described above. There are also the risks that the Fund may not realize that a foreign  corporation  it invests in is a PFIC for federal tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for failure to properly report investment income from PFICs. Following industry standards,  the
Fund makes every  effort to ensure  compliance  with  federal tax  reporting  of these  investments.  PFICs are considered foreign securities for the purposes of the Fund's  minimum  percentage  requirements  or  limitations  of  investing in foreign securities.

      Subject to the limits under the Investment  Company Act, the Fund may also invest in foreign  mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is  generally  passive  income).  Investing in these types of PFICs may allow  exposure to various  countries  because  some  foreign countries  limit, or prohibit,  all direct foreign  investment in the securities of companies domiciled therein.

      In  addition to bearing  their  proportionate  share of a fund's  expenses
(management  fees and operating  expenses),  shareholders  will also  indirectly bear similar  expenses of such entities.  Additional risks of investing in other investment  companies are described below under  "Investment in Other Investment
Companies."

o     Special Risks of Emerging Markets.  Emerging and developing markets abroad may also offer  special  opportunities  for growth  investing  but have  greater risks than more  developed  foreign  markets,  such as those in Europe,  Canada,
Australia,  New Zealand  and Japan.  There may be even less  liquidity  in their securities markets,  and settlements of purchases and sales of securities may be subject to additional  delays.  They are subject to greater risks of limitations on the  repatriation  of income and  profits  because of  currency  restrictions imposed by local  governments.  Those  countries may also be subject to the risk of greater  political  and economic  instability,  which can greatly  affect the volatility of prices of securities in those countries.

      |X| Repurchase  Agreements.  The Fund can  acquire  securities  subject to repurchase  agreements.  It may do so for liquidity purposes to meet anticipated redemptions  of Fund shares,  or pending the  investment  of the  proceeds  from sales  of Fund  shares,  or  pending  the  settlement  of  portfolio  securities transactions, or for temporary defensive purposes, as described below.

      In  a  repurchase  transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by OppenheimerFunds, Inc. (the "Manager") from time to time.

      The  majority  of these  transactions  run from day to day,  and  delivery pursuant  to the  resale  typically  occurs  within  one  to  five  days  of the purchase.  Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days. There is no  limit on the  amount  of the  Fund's  net  assets  that  may be  subject  to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered  "loans" under the Investment  Company
Act  of  1940  (the  "Investment   Company  Act"),  are  collateralized  by  the
underlying security.  The Fund's repurchase agreements require that at all times while the repurchase  agreement is in effect,  the value of the collateral  must equal or  exceed  the  repurchase  price to fully  collateralize  the  repayment obligation.  However,  if the  vendor  fails  to pay  the  resale  price  on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its  ability to do so.  The  Manager will  impose  creditworthiness  requirements  to  confirm  that  the  vendor  is financially sound and will continuously monitor the collateral's value.

      Pursuant to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal;  however,  in  the  event  of  default  by  the  other  party  to the agreement,  retention  or  sale  of the  collateral  may  be  subject  to  legal proceedings.

      Illiquid and  Restricted  Securities.  Under the  policies and  procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not registered  under  applicable  securities laws,  the Fund  may  have to  cause  those  securities  to be  registered.  The expenses of  registering  restricted  securities  may be  negotiated by the Fund with the  issuer  at the time the Fund buys the  securities.  When the Fund must
arrange   registration   because  the  Fund  wishes  to  sell  the  security,  a
considerable  period may elapse  between  the time the  decision is made to sell the  security  and the time the  security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation  during that period.

      The  Fund  may  also  acquire   restricted   securities   through  private
placements.  Those  securities  have  contractual  restrictions  on their public resale.  Those  restrictions  might  limit the Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has   limitations   that  apply  to  purchases  of   restricted
securities,  as stated in the Prospectus.  Those percentage  restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for  sale  to qualified  institutional  purchasers  under Rule 144A of the  Securities  Act of
1933,  if those  securities  have been  determined  to be liquid by the  Manager under Board-approved guidelines.  Those guidelines take into account the trading
activity  for  such  securities  and  the   availability  of  reliable   pricing
information,  among other factors.  If there is a lack of trading  interest in a particular  Rule 144A  security,  the Fund's  holdings of that  security  may be considered to be illiquid.

      Illiquid  securities include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

Investment  in Other  Investment  Companies.  The Fund  can also  invest  in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the Investment  Company Act that apply to those types of  investments,  provided that the Fund cannot invest in other registered  open-end  investment  companies or registered unit investment  trusts in reliance on subparagraphs (F) or (G) of section  12(d)(1) of the Investment  Company Act. Those  provisions are designed to relax  restrictions  that would  otherwise  apply to funds investing in other investment  companies  in order to  permit  such  funds,  if they  meet  certain criteria,  to operate as "funds-of  funds." For example,  the Fund can invest in
Exchange-Traded  Funds,  which are typically  open-end funds or unit  investment trusts,  listed on a stock  exchange.  The Fund  might do so as a way of gaining exposure to the segments of the equity or  fixed-income  markets  represented by the NYSE-Traded Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

      Investing  in  another  investment  company  may  involve  the  payment of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Fund  does not  intend  to  invest  in other  investment  companies  unless  the
Sub-Advisor  believes that the potential  benefits of the investment justify the payment of any premiums or sales  charges.  As a  shareholder  in an  investment company,  the Fund  would be  subject to its  ratable  share of that  investment company's  expenses,  including its advisory and  administration  expenses.  The
Fund does not  anticipate  investing a  substantial  amount of its net assets in shares of other investment companies.  At the same time, the Fund would bear its own management fees and other expenses.

      Loans of Portfolio Securities.  To raise cash for liquidity purposes,  the
Fund can lend its portfolio  securities  to brokers,  dealers and other types of financial  institutions  approved by the Fund's Board of  Trustees.  These loans are limited to not more than 25% of the value of the Fund's  total  assets.  The
Fund  currently  does not intend to engage in loans of  securities in the coming year,  but if it does so,  such  loans  will  likely not exceed 5% of the Fund's total assets.

      There are some  risks in  connection  with  securities  lending.  The Fund might  experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned  securities if the borrower  defaults.  The
Fund must receive  collateral for a loan.  Under current  applicable  regulatory requirements  (which  are  subject to  change),  on each  business  day the loan collateral  must be at least  equal to the value of the  loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S. government or its agencies or  instrumentalities,  or other cash  equivalents  in which the
Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must  obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When  it  lends  securities,  the  Fund  receives  amounts  equal  to  the dividends or interest on loaned securities.  It also receives one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on any short-term debt securities  purchased with such loan collateral.
Either type of interest may be shared with the  borrower.  The Fund may also pay reasonable  finders,' custodian and administrative fees in connection with these loans.  The terms of the  Fund's  loans  must meet  applicable  tests  under the
Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

      |X| Borrowing for Leverage.  The Fund has the ability to borrow from banks on an  unsecured  basis to invest the borrowed  funds in  portfolio  securities.
This  speculative  technique  is known as  "leverage."  The Fund may borrow only from banks and other affiliated investment  companies.  Under current regulatory requirements,  borrowings  can be made only to the extent  that the value of the
Fund's assets, less its liabilities other than borrowings,  is equal to at least
300% of all borrowings  (including the proposed borrowing).  If the value of the
Fund's assets fails to meet this 300% asset coverage requirement,  the Fund will reduce its bank debt within  three days to meet the  requirement.  To do so, the
Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans,  and that interest expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  Additionally,  the  Fund's  net  asset  value  per  share  might fluctuate more than that of funds that do not borrow.  Currently,  the Fund does not contemplate  using this technique,  but if it does so, it will not likely do so to a substantial degree.

      |X| Derivatives.   The  Fund  can  invest  in  a  variety  of   derivative
investments  to seek income for liquidity  needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging  instruments  described below in this Statement of Additional  Information.  However,  the Fund does not
use,  and  does  not  currently   contemplate  using,   derivatives  or  hedging
instruments to a significant degree.

      Some  of  the  derivative  investments  the  Fund  can  use  include  debt exchangeable  for common stock of an issuer or  "equity-linked  debt securities"
of an issuer.  At maturity,  the debt  security is exchanged for common stock of the  issuer or it is  payable  in an amount  based on the price of the  issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because the price of the issuer's common stock may not be as high as expected.

      |X| Hedging.  Although the Fund does not  anticipate  the extensive use of hedging  instruments,  the Fund  can use  hedging  instruments.  To  attempt  to protect against declines in the market value of the Fund's portfolio,  to permit the Fund to retain  unrealized gains in the value of portfolio  securities which have appreciated,  or to facilitate selling  securities for investment  reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered  calls on  securities or futures.  Covered calls may also be used to increase the Fund's income,  but the portfolio  manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities  market as a temporary  substitute for purchasing  particular  securities.  In that case the Fund would  normally seek to purchase the securities and then terminate that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect  against the  possibility  that its  portfolio  securities  would not be fully included in a rise in value of the market. To do so the Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund is not  obligated to use hedging  instruments,  even though it is permitted to use them at the Sub-Advisor's  discretion,  as described below. The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if those  investment  methods are consistent with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

o     Futures.  The Fund may buy and sell futures  contracts  that relate to (1)
broadly-based  stock indices  (these are referred to as "stock index  futures"),
(2) an  individual  stock  ("single  stock  futures"),  (3) other  broadly-based securities indices (these are referred to as "financial  futures"),  (4) foreign currencies (these are referred to as "forward contracts") and (5) commodities.

      A  broadly-based  stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of  issuers in a  particular industry or group of industries.  A stock index assigns  relative  values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold  directly.  Financial  futures  are similar  contracts  based on the future value of the basket of  securities  that  comprise  the index.  These  contracts obligate the seller to deliver,  and the  purchaser to take,  cash to settle the futures transaction.  There is no delivery made of the underlying  securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller  to  deliver  (and  the purchaser  to take)  cash or a  specified  type of debt  security  to settle the futures  transaction.  Either party could also enter into an offsetting contract to close out the  position.  Similarly,  a single  stock  future  obligates  the seller  to  deliver  (and the  purchaser  to take)  cash or a  specified  equity security to settle the futures  transaction.  Either party could also enter into an offsetting contract to close out the position.  Single stock futures trade on a very limited number of exchanges,  with contracts typically not fungible among the exchanges.

      The  Fund  can  invest  a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures  may be based upon  commodities  within five main commodity  groups:  (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which   includes   cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn,  soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial  metals,  which includes aluminum,  copper,  lead, nickel, tin and zinc;  and (5)  precious  metals,  which  includes  gold,  platinum  and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts and options and futures on commodity  indices with respect to these five main  commodity  groups and the  individual  commodities  within each group, as well as other types of commodities.

      No payment is paid or  received  by the Fund on the  purchase or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Fund's custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the future is marked to market (that is, its value on the Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

      At any time  prior to  expiration  of the  future,  the Fund may  elect to close out its  position  by taking an opposite  position,  at which time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures  transactions (except forward contracts)
are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

o     Put and Call  Options.  The Fund  can buy and  sell  certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  can buy  and  sell exchange-traded  and  over-the-counter  put and call  options,  including  index options,  securities options, currency options,  commodities options and options on the other types of futures described above.

o     Writing  Covered Call Options.  The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for  certain  types of calls,  the call may be  covered  by  identifying  liquid assets to enable the Fund to satisfy its  obligations  if the call is exercised.
Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security,  it receives  cash (a premium).
The  Fund  agrees  to  sell  the  underlying   security  to  a  purchaser  of  a
corresponding  call on the  same  security  during  the call  period  at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.
That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call  exercises  it,  the Fund will pay an amount of cash equal to the difference  between the closing price of the call and the exercise price, multiplied by a specified  multiple that  determines the total value of the call for each point of  difference.  If the value of the underlying  investment  does not rise above the call  price,  it is likely  that the call will lapse  without being exercised. In that case, the Fund would keep the cash premium.

      The  Fund's  custodian,   or  a  securities   depository  acting  for  the
custodian,  will act as the Fund's escrow agent,  through the  facilities of the
Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as  to  other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC")  option,  it will enter into an arrangement  which will establish a formula price at which the Fund will have the absolute  right to repurchase  that OTC option.  The formula price will generally be based on a multiple of the premium  received  for the option,  plus the amount by which the  option is  exercisable  below the  market  price of the underlying  security  (that is,  the  option is "in the  money").  When the Fund writes  an  OTC  option,  it  will  treat  as  illiquid  (for  purposes  of  its restriction on holding illiquid  securities) the mark-to-market value of any OTC option it holds,  unless the option is  subject to a buy-back  agreement  by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the  Fund  may purchase a  corresponding  call in a "closing  purchase  transaction."  The Fund will then  realize  a profit  or loss,  depending  upon  whether  the net of the amount of the option  transaction costs and the premium received on the call the
Fund  wrote is more or less  than the  price of the call the Fund  purchases  to close out the  transaction.  The Fund may  realize a profit if the call  expires unexercised,  because  the Fund will  retain  the  underlying  security  and the premium it received  when it wrote the call.  Any such  profits  are  considered short-term  capital gains for federal  income tax purposes,  as are the premiums on lapsed  calls.  When  distributed  by the Fund they are  taxable as  ordinary income.  If the Fund cannot  effect a closing  purchase  transaction  due to the lack of a market,  it will have to hold the callable  securities  until the call expires or is exercised.

      The Fund may also write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  the  Fund  must  cover  the call by  identifying  an equivalent  dollar amount of liquid  assets.  The Fund will identify  additional liquid  assets if the value of the  identified  assets  drops  below 100% of the current value of the future. Because of this identification  requirement,  in no circumstances  would the Fund's receipt of an exercise  notice as to that future require the Fund to deliver a futures contract.  It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing  Put  Options.  The Fund can sell put  options.  A put  option  on securities  gives the purchaser the right to sell, and the writer the obligation to buy,  the  underlying  investment  at the  exercise  price  during the option period.  The Fund  will not write  puts if,  as a  result,  more than 25% of the
Fund's net assets would be required to be identified to cover such put options.

      If the Fund  writes a put,  the put must be covered by  identified  liquid assets.  The premium the Fund receives  from writing a put  represents a profit, as long as the price of the underlying  investment remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation during the option period to buy the underlying  investment from the buyer of the put at the  exercise  price,  even if the  value  of the  investment  falls  below  the exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund realizes  a gain  in the  amount  of the  premium  less  the  transaction  costs incurred.  If the put is  exercised,  the Fund must  fulfill its  obligation  to purchase  the  underlying  investment  at the  exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that case, the Fund may incur an unrealized loss immediately,  which would then be realized when the underlying  security is sold. That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security,  to secure its  obligation to pay for the  underlying  security the Fund will deposit in escrow liquid assets with a  value  equal  to or  greater  than  the  exercise  price  of  the  underlying securities.  The  Fund  therefore  forgoes  the  opportunity  of  investing  the identified assets or writing calls against those assets.

      As long as the Fund's  obligation as the put writer  continues,  it may be assigned  an  exercise  notice by the  broker-dealer  through  which the put was sold.  That notice  will  require  the Fund to take  delivery of the  underlying security  and pay the exercise  price.  The Fund has no control over when it may be required to purchase  the  underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its obligation as the writer of the put. That  obligation  terminates  upon  expiration of the put. It may also terminate if, before it receives an exercise  notice,  the Fund effects a closing  purchase  transaction  by  purchasing  a put of the same series as it sold.  Once the Fund has been  assigned an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security  and use the  proceeds  from the sale for other  investments.  The Fund will realize a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

o     Purchasing  Puts and Calls.  The Fund can  purchase  calls on  securities, broadly-based  securities indices,  foreign currencies and futures. It may do so
to  protect  against  the  possibility   that  the  Fund's  portfolio  will  not
participate in an anticipated rise in the securities market.  When the Fund buys a call (other than in a closing purchase  transaction),  it pays a premium.  The
Fund  then has the  right to buy the  underlying  investment  from a seller of a corresponding  call on the same  investment  during  the call  period at a fixed exercise  price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the underlying  investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the call.  If the Fund does not  exercise  the call or sell it (whether or not at a profit),  the call will become worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts on  securities,  broadly-based  securities  indices, foreign  currencies  and  futures,  whether  or  not  it  holds  the  underlying investment in its  portfolio.  When the Fund  purchases a put, it pays a premium and,  except  as to puts  on  indices,  has the  right  to sell  the  underlying investment  to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures the
Fund owns  enables the Fund to attempt to protect  itself  during the put period against a decline in the value of the underlying  investment  below the exercise price by selling the underlying  investment at the exercise price to a seller of a corresponding  put. If the market price of the underlying  investment is equal to or above the  exercise  price and, as a result,  the put is not  exercised or resold,  the put will become  worthless at its expiration date. In that case the
Fund  will  have  paid the  premium  but lost the  right to sell the  underlying investment.  However,  the Fund may sell the put prior to its  expiration.  That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund does not own (such as an index or future)  permits the Fund to resell the put or to buy the underlying  investment and sell it at the exercise  price.  The resale price will vary inversely to the price of the  underlying  investment.  If the  market  price  of the  underlying investment  is  above  the  exercise  price  and,  as a  result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases  a call or put on an index or  future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the  index  in question  (and  thus on price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the  purchase,  the value of all call and put  options  held by the Fund  will not  exceed  5% of the  Fund's total assets.

o     Buying and  Selling  Options on Foreign  Currencies.  The Fund can buy and
sell  calls and puts on foreign  currencies.  They  include  puts and calls that trade  on a  securities  or  commodities  exchange  or in  the  over-the-counter markets or are quoted by major  recognized  dealers  in such  options.  The Fund could use these calls and puts to try to protect against  declines in the dollar value  of  foreign  securities  and  increases  in the  dollar  cost of  foreign securities the Fund wants to acquire.

      If the  Sub-Advisor  anticipates  a rise in the dollar  value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those  securities may be partially offset by purchasing calls or writing puts on that  foreign  currency.  If the  Sub-Advisor  anticipates  a decline  in the dollar  value  of a  foreign  currency,  the  decline  in the  dollar  value  of portfolio  securities  denominated in that currency might be partially offset by writing  calls  or  purchasing  puts  on that  foreign  currency.  However,  the currency rates could  fluctuate in a direction  adverse to the Fund's  position.
The Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

      A call the Fund  writes on a foreign  currency  is  "covered"  if the Fund owns the underlying  foreign currency covered by the call or has an absolute and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  held in an identified  account by its custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a  foreign  currency  to  provide a hedge against a decline in the U.S.  dollar value of a security which the Fund owns or has the right to acquire and which is  denominated  in the  currency  underlying the option.  That  decline  might be one that occurs due to an expected  adverse change in the exchange rate.  This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund  covers the  option by  maintaining  cash,  U.S.
government  securities or other liquid,  high grade debt securities in an amount equal to the exercise  price of the option,  in an  identified  account with the
Fund's custodian bank.

o     Risks of Hedging with Options and Futures.  The use of hedging instruments requires  special  skills  and  knowledge  of  investment  techniques  that  are different  than  what  is  required  for  normal  portfolio  management.  If the
Sub-Advisor  uses a  hedging  instrument  at the  wrong  time or  judges  market conditions  incorrectly,  hedging  strategies may reduce the Fund's return.  The
Fund  could also  experience  losses if the prices of its  futures  and  options positions were not correlated with its other investments.

      The Fund's option activities might affect its portfolio  turnover rate and brokerage  commissions.  The  exercise of calls  written by the Fund might cause the Fund to sell related  portfolio  securities,  thus  increasing  its turnover rate.  The  exercise  by the Fund of puts on  securities  will cause the sale of underlying  investments,  increasing  portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's  control,  holding a put might cause the Fund to sell the related  investments for reasons that would not exist in the absence of the put.

      The Fund  could  pay a  brokerage  commission  each time it buys a call or put,  sells  a call  or  put,  or buys or  sells  an  underlying  investment  in connection  with  the  exercise  of a call or put.  Those  commissions  could be higher on a relative basis than the  commissions  for direct  purchases or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options  offer large  amounts of leverage.  The  leverage  offered by trading in options  could  result in the Fund's net asset  value  being more  sensitive  to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to  realize  any  additional  appreciation  in excess of the covered call price if the  investment has increased in value above the call price.

      An  option  position  may be  closed  out only on a market  that  provides secondary  trading for  options of the same  series,  and there is no  assurance that a liquid  secondary market will exist for any particular  option.  The Fund might  experience  losses if it could not close  out a  position  because  of an illiquid market for the future or option.

      There is a risk in using short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the  futures  or the  applicable  index  will  correlate  imperfectly  with  the behavior  of the cash  prices  of the  Fund's  securities.  For  example,  it is possible that while the Fund has used hedging  instruments in a short hedge, the market may advance and the value of the securities held in the Fund's  portfolio might  decline.  If that  occurred,  the Fund would  lose  money on the  hedging instruments  and  also  experience  a  decline  in the  value  of its  portfolio securities.  However,  while  this could  occur for a very brief  period or to a very small degree, over time the value of a diversified  portfolio of securities will tend to move in the same  direction  as the indices  upon which the hedging instruments are based.

      The risk of  imperfect  correlation  increases as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the  historical  volatility  of the  prices of the  portfolio  securities  being hedged is more than the historical volatility of the applicable index.

      The ordinary  spreads  between prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the  point of view of  speculators,  the  deposit  requirements  in the  futures market are less  onerous than margin  requirements  in the  securities  markets.
Therefore,  increased  participation  by  speculators  in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward  Contracts.   Forward  contracts  are  foreign  currency  exchange
contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  The Fund  uses  them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets denominated in that currency or a  closely-correlated  currency.  The
Fund may also use  "cross-hedging"  where the Fund  hedges  against  changes  in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract,  one party agrees to purchase, and another party agrees to sell,  a  specific  currency  at a future  date.  That date may be any fixed number of days from the date of the  contract  agreed upon by the parties.
The  transaction  price is set at the time the contract is entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When  the  Fund  enters  into a  contract  for the  purchase  or sale of a security  denominated in a foreign  currency,  or when it anticipates  receiving dividend payments in a foreign currency,  the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar  equivalent of the dividend payments.  To do so,  the Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction,  in a  fixed  amount  of  U.S.  dollars  per  unit  of the  foreign currency.  This is called a  "transaction  hedge."  The  transaction  hedge will protect the Fund against a loss from an adverse change in the currency  exchange rates  during the period  between the date on which the security is purchased or sold or on which the  payment is  declared,  and the date on which the  payments are made or received.

      The Fund  could  also use  forward  contracts  to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position hedge." When the Fund believes that foreign  currency might suffer a substantial  decline  against the
U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities  denominated  in that foreign  currency.  When the Fund believes that the U.S. dollar might suffer a substantial  decline against a foreign  currency, it could enter into a forward  contract to buy that foreign currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the Fund believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its  forward  contract  will fall  whenever  there is a  decline  in the U.S.
dollar  value of the  currency  in which  portfolio  securities  of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short  positions in these cases by  identifying to its custodian  bank assets  having a value equal to the aggregate  amount of the
Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate the Fund to deliver an amount of foreign  currency in  excess of the  value of the  Fund's  portfolio  securities  or other  assets denominated  in that  currency  or another  currency  that is the subject of the hedge.

      However,  to avoid excess transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Fund's portfolio  securities or other assets  denominated in foreign  currencies if the  excess  amount is  "covered"  by liquid  securities  denominated  in any currency.  The cover  must be at least  equal at all times to the amount of that excess.  As one alternative,  the Fund may purchase a call option permitting the
Fund to purchase the amount of foreign  currency  being hedged by a forward sale contract  at a price no higher  than the  forward  contract  price.  As  another alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase  contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence  of  market  movements  between  the date the  forward  contract  is entered  into and the date it is  sold.  In some  cases  the  Sub-Advisor  might decide to sell the security and deliver foreign  currency to settle the original purchase  obligation.  If the  market  value of the  security  is less  than the amount of foreign  currency  the Fund is  obligated  to deliver,  the Fund might have to  purchase  additional  foreign  currency on the "spot"  (that is,  cash)
market to  settle  the  security  trade.  If the  market  value of the  security instead exceeds the amount of foreign  currency the Fund is obligated to deliver to settle the trade,  the Fund might have to sell on the spot market some of the foreign  currency  received  upon  the  sale  of the  security.  There  will  be additional transaction costs on the spot market in those cases.

      The  projection  of  short-term  currency  market  movements  is extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts  in this  manner  might  reduce  the Fund's  performance  if there are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

      At or before the  maturity  of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might  sell a  portfolio  security  and use the sale proceeds to make delivery of the  currency.  In the  alternative  the Fund might retain the  security  and  offset  its  contractual  obligation  to deliver  the currency by  purchasing  a second  contract.  Under that  contract the Fund will obtain,  on the same maturity  date,  the same amount of the currency that it is obligated  to deliver.  Similarly,  the Fund might close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into a  second contract  entitling  it to sell the same  amount  of the  same  currency  on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of  entering  into  such an  offsetting  forward  contract  under  either circumstance.  The gain or loss will depend on the extent to which the  exchange rate or rates between the currencies  involved moved between the execution dates of the first contract and offsetting contract.

      The  costs  to the Fund of  engaging  in  forward  contracts  varies  with factors such as the currencies  involved,  the length of the contract period and the market  conditions then  prevailing.  Because forward  contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees or  commissions  are involved.  Because these contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty  under each forward contract.

      Although  the Fund values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but  they do seek to  realize  a  profit  based  on the  difference between  the  prices at which  they buy and sell  various  currencies.  Thus,  a dealer  might offer to sell a foreign  currency  to the Fund at one rate,  while offering a lesser rate of exchange if the Fund  desires to resell that  currency to the dealer.

o     Interest  Rate Swap  Transactions.  The Fund can enter into  interest rate swap  agreements.  In an interest rate swap, the Fund and another party exchange their right to receive or their  obligation  to pay interest on a security.  For example,  they might swap the right to receive  floating rate payments for fixed rate  payments.  The Fund can enter into swaps only on securities  that it owns.
The Fund will not enter into  swaps  with  respect to more than 25% of its total assets.  Also,  the Fund will  identify on its books liquid assets (such as cash or U.S.  government  securities)  to cover any  amounts it could owe under swaps that  exceed the  amounts it is  entitled  to  receive,  and it will adjust that amount daily, as needed.

      Swap agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on movements of interest  rates in the future,  the payments made by the Fund under a swap  agreement  will be greater  than the  payments it received.  Credit risk arises from the possibility  that the  counterparty  will default. If the counterparty  defaults,  the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The
Sub-Advisor will monitor the  creditworthiness  of  counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter  into swap  transactions  with  certain  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done  between  the Fund and that  counterparty  shall be  regarded  as parts of an integral  agreement.  If amounts are payable on a particular date in the same  currency  in  respect  of one or more swap  transactions,  the  amount payable on that date in that currency shall be the net amount. In addition,  the master netting agreement may provide that if one party defaults  generally or on one swap,  the  counterparty  can  terminate  all of the swaps with that  party.
Under  these  agreements,  if a  default  results  in a loss to one  party,  the measure of that party's  damages is  calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market  value at the time of the  termination  of each swap. The gains and losses on all swaps are  then  netted,  and  the  result  is the  counterparty's  gain  or  loss  on termination.  The  termination  of all swaps and the netting of gains and losses on termination are generally referred to as "aggregation."

o     Regulatory  Aspects  of  Hedging  Instruments.   The  Commodities  Futures
Trading  Commission  (the "CFTC") has eliminated  limitations on futures trading by certain regulated  entities  including  registered  investment  companies and consequently  registered  investment  companies may engage in unlimited  futures transactions  and options  thereon  provided  that the Fund claims an  exclusion from  regulation  as a commodity  pool  operator.  The Fund has claimed  such an exclusion  from  registration  as a commodity  pool operator under the Commodity
Exchange  Act  ("CEA").  The Fund may use  futures  and  options for hedging and non-hedging  purposes to the extent  consistent  with its investment  objective, internal risk management  guidelines  adopted by the Fund's  investment  advisor
(as they may be amended from time to time),  and as  otherwise  set forth in the
Fund's prospectus or this statement of additional information.

      Transactions   in  options  by  the  Fund  are   subject  to   limitations
established by the option  exchanges.  The exchanges limit the maximum number of options  that may be written or held by a single  investor or group of investors acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus,  the  number of  options  that the Fund may write or hold may be affected  by  options  written  or  held  by  other  entities,  including  other investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The exchanges also impose position limits on Futures  transactions.  An exchange  may order the  liquidation  of positions found  to be  in  violation  of  those  limits  and  may  impose  certain  other sanctions.

      Under  interpretations  of staff members of the SEC  regarding  applicable provisions of the Investment  Company Act, when the Fund purchases a future,  it must maintain  cash or readily  marketable  short-term  debt  instruments  in an amount  equal to the  purchase  price of the  future,  less the  margin  deposit applicable to it. The account must be an identified  account or accounts held by the Fund's custodian bank. The Fund will maintain other  identified  accounts in appropriate cases.

o     Tax  Aspects of Certain  Hedging  Instruments.  Certain  foreign  currency exchange  contracts  in which the Fund may invest are treated as  "Section  1256 contracts"  under  the  Internal  Revenue  Code.  In  general,  gains or  losses relating to Section 1256  contracts are  characterized  as 60% long-term and 40%
short-term  capital gains or losses under the Code.  However,  foreign  currency gains or losses arising from Section 1256  contracts that are forward  contracts generally  are treated as ordinary  income or loss.  In  addition,  Section 1256
contracts   held  by  the   Fund  at  the  end  of   each   taxable   year   are
"marked-to-market,"  and  unrealized  gains or losses are treated as though they were  realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment  company  distributions  and for other  purposes  under rules  prescribed  pursuant to the  Internal  Revenue
Code.  An election  can be made by the Fund to exempt  those  transactions  from this marked-to-market treatment.

      Certain  forward  contracts the Fund enters into may result in "straddles"
for federal  income tax  purposes.  The straddle  rules may affect the character and timing of gains (or losses)  recognized  by the Fund on straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making  up a straddle is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the  point  where  there is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or  losses  are treated as ordinary income or loss:

      (1) gains or losses  attributable  to  fluctuations in exchange rates that occur between the time the Fund accrues interest or other  receivables or accrues  expenses  or other  liabilities  denominated  in a foreign currency and the time the Fund actually  collects such  receivables or pays such liabilities, and
      (2) gains  or  losses  attributable  to  fluctuations  in the  value  of a foreign  currency  between the date of  acquisition of a debt security
          denominated  in  a  foreign   currency  or  foreign  currency  forward
          contracts and the date of disposition.

      Currency  gains and losses are offset  against  market gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Fund's  investment  company  income  available  for  distribution  to its shareholders.

      Temporary  Defensive and Interim  Investments.  When market conditions are unstable,  or the  Sub-Advisor  believes it is otherwise  appropriate  to reduce holdings  in stocks,  the Fund can invest in a variety  of debt  securities  for defensive  purposes.  The Fund can also purchase these  securities for liquidity purposes to meet cash needs due to the  redemption  of Fund  shares,  or to hold while  waiting  to  reinvest  cash  received  from the  sale of other  portfolio securities. The Fund can buy:
o     high-quality    (rated   in   the   top   two   rating    categories    of
            nationally-recognized   rating   organizations   or  deemed  by  the
            Sub-Advisor to be of comparable  quality),  short-term  money market instruments,  including  those issued by the U. S. Treasury or other government agencies,
o     commercial paper (short-term,  unsecured,  promissory notes of domestic or foreign companies),
o     short-term debt obligations of corporate issuers,
o     certificates  of deposit and bankers'  acceptances of domestic and foreign banks and savings and loan associations, and
o     repurchase agreements.

      These  short-term debt securities  would be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally  subject to  significant  fluctuations  in  principal  value and their value  will  be less  subject  to  interest  rate  risk  than  longer-term  debt securities.  If  securities of foreign  companies are selected,  the issuer must have assets of at least (U.S.) $1 billion.

Other Investment Restrictions

      What Are "Fundamental  Policies"?  Fundamental policies are those policies that the Fund has adopted to govern its investments  that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the
Investment  Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67%  or  more  of  the  shares  present  or  represented  by  proxy  at  a shareholder  meeting,  if  the  holders  of  more  than  50%  of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of  Additional  Information  is
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate. The Fund's principal policies are described in the Prospectus.

      Does  the  Fund  Have  Additional   Fundamental  Policies?  The  following
investment  restrictions are fundamental policies of the Fund as contemplated by the Investment  Company Act. The  limitations  of the following  policies may be changed to the extent that the corresponding  policies of the Act are changed by amendment, exemptive or interpretive relief.

o     The Fund cannot buy  securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities of that  issuer or if it would then own more than 10% of that  issuer's voting  securities.  That  restriction  applies to 75% of the Fund's total assets.  The limit does not apply to securities  issued by the
            U.S.  government  or any of its  agencies  or  instrumentalities  or securities of other investment companies.

o     The Fund  cannot  make loans  except as  permitted  by the Act.  Permitted loans under the Act include (a) the lending of  securities,  (b) the purchase of debt  instruments or similar  evidences of indebtedness,
            (c)  an  interfund   lending  program  (if  applicable)  with  other
            affiliated  funds,  provided  that no such loan may be made if, as a result,  the  aggregate  of such loans  would  exceed 33 1/3% of the value of its total  assets  (taken  at  market  value at the time of such loans), and (d) through repurchase agreements.
o     The Fund cannot borrow  except as permitted by the Act.  Currently the Act
            permits   loans  only  from  banks  and/or   affiliated   investment
            companies  and only to the extent  that the value of its assets less its  liabilities  other than  borrowing is equal to at least 300% of all borrowings (including the proposed borrowing.)
o     The Fund cannot  concentrate  its  investments to the extent of 25% of its total assets in any industry.  However, there is no limitation as to the Fund's investments in the real estate industry in general.
o     The Fund cannot invest in other investment  companies except to the extent permitted by the Act. The Fund would be permitted  under this policy to invest  its  assets  in the  securities  of one or more  open-end management  investment  company  for which the  Manager,  one of its affiliates or a successor is the investment  advisor or sub-advisor.
            That fund or funds  must  have  substantially  the same  fundamental investment  objective,  policies and  limitations as the Fund.  This policy  also  would  permit  the  Fund to  adopt  a  "master-feeder"
            structure.  Under that structure,  the Fund would be a "feeder" fund and would invest all of its assets in a single pooled  "master fund"
            in which other  feeder  funds could also  invest.  This could enable the  Fund  to take  advantage  of  potential  operational  and  cost efficiencies  in  the  master-feeder  structure.  The  Fund  has  no present  intention of adopting the  master-feeder  structure.  If it did so, the Prospectus and this Statement of Additional  Information would be revised accordingly.
o     The Fund  cannot  underwrite  securities  of  other  companies  except  as permitted by the Act. A permitted  exception is in case it is deemed to  be  an  underwriter  under  the  Securities  Act  of  1933  when reselling any securities held in its own portfolio.
o     The Fund cannot  invest in real  estate or in  interests  in real  estate.
            Securities  issued  by  companies  which  invest  in real  estate or interests therein,  or securities  directly or indirectly secured by
            real  estate  or  interests   therein  are  not   considered  to  be
            investments in real estate.
o     The Fund cannot  issue  "senior  securities,"  except as  permitted by the
            Act.  That  restriction  does not prohibit  the Fund from  borrowing money  subject  to the  provisions  set forth in this  Statement  of
            Additional Information,  or from entering into margin, collateral or escrow arrangements permitted by its other investment policies.

|X|   Does the Fund  Have  Additional  Restrictions  That Are Not  "Fundamental"
Policies?  The Fund has  additional  operating  policies which are stated below, that are not  "fundamental,"  and which can be changed by the Board of  Trustees without shareholder approval.

o     The Fund cannot  invest in the  securities  of other  registered  open-end
            investment   companies  or  registered  unit  investment   trusts  in
            reliance  on  sub-paragraph  (F) or (G) of  section  12(d)(1)  of the
            Investment Company Act.

      Unless the Prospectus or this Statement of Additional  Information  states that a percentage  restriction NatexissBleichroederng basis,  it applies only at
 Fixed Income Securities the time the Fund  makes an  investment  (except  in the case of  borrowing  and investments in illiquid  securities).  The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For  purposes  of the Fund's  policy not to  concentrate  its  investments except in the real estate industry as described  above, the Fund has adopted the
industry   classifications  set  forth  in  Appendix  A  to  this  Statement  of
Additional  Information.  The industry  classifications may be changed from time to time by the Fund.

Disclosure of Portfolio  Holdings.  The Fund has adopted policies and procedures concerning  the  dissemination  of  information  about the portfolio  securities holdings of the Funds by employees,  officers  and/or  directors of the Manager,
Sub-Advisor,  Distributor,  and Transfer  Agent.  These policies are designed to assure that non-public  information  about  portfolio  securities is distributed only  for a  legitimate  business  purpose,  and is done in a  manner  that  (a)
conforms to applicable  laws and regulations and (b) is designed to prevent that information  from being used in a way that  could  negatively  affect the Fund's investment  program or enable third parties to use that  information in a manner that is harmful to the Fund.

o     Public  Disclosure.  The  Fund's  portfolio  holdings  are  made  publicly available  no later  than 60 days  after the  close of each of the  Fund's fiscal quarters in semi-annual and annual reports to  shareholders,  or in its Statements of  Investments  on Form N-Q, which are publicly  available at the SEC. In addition,  the top 10 or more  holdings  shall be posted on the  OppenheimerFunds'  website at  www.oppenheimerfunds.com  in the "Fund
      Profiles"  section.  Other general  information about the Fund's portfolio investments,  such as  portfolio  composition  by asset  class,  industry, country,  currency,  credit rating or maturity,  may also be posted with a
      15-day lag.

      Until publicly  disclosed,  the Fund's portfolio holdings are proprietary,
confidential   business   information.   While  recognizing  the  importance  of
providing Fund shareholders with information about their Fund's  investments and providing  portfolio  information  to a variety of third  parties to assist with
the  management,   distribution  and  administrative   process,   the  need  for
transparency  must be  balanced  against  the risk that third  parties  who gain access to the Fund's portfolio  holdings  information  could attempt to use that information  to trade  ahead of or  against  the Fund,  which  could  negatively affect the prices the Fund is able to obtain in  portfolio  transactions  or the availability  of the  securities  that  portfolio  managers  are  trading on the
Fund's behalf.

      The Fund,  the Manager and its  subsidiaries  and  affiliates,  employees, officers,  and directors,  shall neither solicit nor accept any  compensation or other  consideration  (including any agreement to maintain assets in the Fund or in  other  investment  companies  or  accounts  managed  by the  Manager  or any affiliated  person of the  Manager) in  connection  with the  disclosure  of the
Fund's non-public  portfolio  holdings.  The receipt of investment advisory fees or other fees and  compensation  paid to the Manager,  the Sub-Advisor and their subsidiaries  pursuant to  agreements  approved by the Fund's Board shall not be deemed to be  "compensation"  or  "consideration"  for these  purposes.  It is a violation  of the Code of Ethics for any covered  person to release  holdings in contravention of portfolio holdings  disclosure  policies and procedures adopted by the Fund.

      A list of the top 10 or  more  portfolio  securities  holdings  (based  on invested  assets),  listed by security or by issuer, as of the end of each month may be disclosed to third parties  (subject to the  procedures  below) no sooner than 15 days after month-end.

      Except under special  limited  circumstances  discussed  below,  month-end lists of the Fund's complete  portfolio holdings may be disclosed no sooner than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Fund's complete  portfolio holdings have not been disclosed  publicly,  they may be disclosed  pursuant to special  requests  for  legitimate  business  reasons, provided that:

o     The third-party  recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
o     Senior  officers  (a Senior  Vice  President  or  above) in the  Manager's
      Portfolio and Legal  departments  must approve the  completed  request for release of Fund portfolio holdings; and
o     The  third-party  recipient  must sign the  Manager's  portfolio  holdings non-disclosure  agreement  before  receiving  the data,  agreeing  to keep information that is not publicly  available  regarding the Fund's holdings confidential  and agreeing not to trade  directly or  indirectly  based on the information.

      The Fund's complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary  obligations,  as a member of the Fund's Board, or as an employee, officer and/or director of the Manager,  Sub-Advisor,  Distributor, or
Transfer  Agent,  or  their  respective  legal  counsel,  not to  disclose  such information  except in conformity  with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's  Manager,  Sub-Advisor,  Distributor  and Transfer
      Agent  who need to have  access  to such  information  (as  determined  by senior officers of such entity),

o     The Fund's certified public accountants and independent  registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio  pricing services  retained by the Manager to provide  portfolio security prices, and
o     Dealers,  to obtain bids (price  quotations,  if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Fund  trades  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Fund's portfolio,  provided that there is a legitimate  investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research  information and/or analytics to the fund, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a  broker  or  analytical  vendor  with  a 1- 2 day  lag  to  facilitate  the provision of requested  investment  information  to the manager to  facilitate a particular  trade or the portfolio  manager's  investment  process for the Fund.
Any third  party  receiving  such  information  must  first  sign the  Manager's portfolio  holdings  non-disclosure  agreement as a  pre-condition  to receiving this information.

      Portfolio  holdings   information   (which  may  include   information  on
individual  securities  positions or multiple securities) may be provided to the entities  listed  below (1) by  portfolio  traders  employed  by the  Manager in connection  with  portfolio  trading,  and (2) by the  members of the  Manager's
Security   Valuation  Group  and  Accounting   Departments  in  connection  with
portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio  transactions  (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if  securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price  quotations  where the Fund is not  identified  as the owner

      Portfolio  holdings  information  (which may  include  information  on the
Fund's  entire  portfolio or individual  securities  therein) may be provided by senior  officers of the Manager or  attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal  process in  litigation  matters,  such as  responses to subpoenas  or in class  action  matters  where the Fund may be part of the plaintiff  class  (and  seeks  recovery  for  losses on a  security)  or a defendant,
o     Response to regulatory  requests for  information  (the SEC,  NASD,  state securities regulators,  and/or foreign securities  authorities,  including
      without  limitation   requests  for  information  in  inspections  or  for
      position reporting purposes),
o     To potential  sub-advisors  of  portfolios  (pursuant  to  confidentiality agreements),
o     To consultants for retirement plans for plan  sponsors/discussions  at due diligence meetings (pursuant to confidentiality agreements),
o     Investment  bankers in  connection  with merger  discussions  (pursuant to confidentiality agreements)

      Portfolio  managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

      The Fund's  shareholders may, under unusual  circumstances (such as a lack of liquidity in the Fund's portfolio to meet  redemptions),  receive  redemption proceeds of their Fund shares paid as pro rata shares of securities  held in the
Fund's  portfolio.  In such  circumstances,  disclosure of the Fund's  portfolio holdings may be made to such shareholders.

      The Chief  Compliance  Officer  (the  "CCO") of the Fund and the  Manager,
Sub-Advisor,  Distributor,  and Transfer  Agent shall oversee the  compliance by the Manager, Sub-Advisor,  Distributor, Transfer Agent, and their personnel with these policies and procedures.  At least  annually,  the CCO shall report to the
Fund Board on such  compliance  oversight and on the  categories of entities and individuals  to which  disclosure  of  portfolio  holdings of the Funds has been made during the preceding year pursuant to these policies.  The CCO shall report to the Fund  Board any  material  violation  of these  policies  and  procedures during the  previous  calendar  quarter  and shall make  recommendations  to the
Board as to any amendments  that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager  and/or the Fund have  entered into  ongoing  arrangements  to make available  information about the Fund's portfolio holdings.  One or more of the Oppenheimer  funds may currently  disclose  portfolio  holdings  information based on ongoing arrangements to the following parties:

                                       57

A.G. Edwards & Sons
ABG Securities                 Ned Davis Research Group  Fortis Securities
ABN AMRO                       Fox-Pitt, Kelton          Nomura Securities
Advest                         Friedman, Billing, Ramsey Pacific Crest
AG Edwards                     Fulcrum Global Partners   Pacific Crest
                                                         Securities
American Technology Research   Garp Research             Pacific Growth
                                                         Equities
Auerbach Grayson               George K Baum & Co.       Petrie Parkman
Banc of America Securities     Goldman                   Pictet
Barclays                       Goldman Sachs             Piper Jaffray Inc.
Baseline                       HSBC                      Plexus
Bear Stearns                   HSBC Securities Inc       Prager Sealy & Co.
Belle Haven                    ING Barings               Prudential Securities
Bloomberg                      ISI Group                 Ramirez & Co.
BNP Paribas                    Janney Montgomery         Raymond James
BS Financial Services          Jefferies                 RBC Capital Markets
Buckingham Research Group      Jeffries & Co.            RBC Dain Rauscher
Caris & Co.                    JP Morgan                 Research Direct
CIBC World Markets             JP Morgan Securities      Robert W. Baird
Citigroup                      JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets       Keefe, Bruyette & Woods   Russell Mellon
Collins Stewart                Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group LLC Kempen & Co. USA Inc.     Sanford C. Bernstein
Credit Agricole Cheuvreux      Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                      Baer Sec
Credit Suisse First Boston     KeyBanc Capital Markets   SG Cowen & Co.
Daiwa Securities               Leerink Swan              SG Cowen Securities
Davy                           Legg Mason                Soleil Securities
                                                         Group
Deutsche Bank                  Lehman                    Standard & Poors
Deutsche Bank Securities       Lehman Brothers           Stone & Youngberg
Dresdner Kleinwort Wasserstein Lipper                    SWS Group
Emmet & Co                     Loop Capital Markets      Taylor Rafferty
Empirical Research             MainFirst Bank AG         Think Equity Partners
Enskilda Securities            Makinson Cowell US Ltd    Thomas Weisel Partners
Essex Capital Markets          Maxcor Financial          UBS
Exane BNP Paribas              Merrill                   Wachovia
Factset                        Merrill Lynch             Wachovia Corp
Fidelity Capital Markets       Midwest Research          Wachovia Securities
Fimat USA Inc.                 Mizuho Securities         Wescott Financial
First Albany                   Morgan Stanley            William Blair
First Albany Corporation       Morningstar               Yieldbook

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust in November 2001.

|X|   Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive rights or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has five classes of shares:  Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same  investment  portfolio.
Only retirement plans may purchase Class N shares. Only certain  institutional investors may purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

|X|   Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of  shareholders,  but may hold  shareholder  meetings  from  time to time on important matters or when required to do so by the Investment  Company Act or
 other  applicable  law.   Shareholders   have  the  right,  upon  a  vote  or
 declaration in writing of two-thirds of the  outstanding  shares of the Fund, to  remove  a  Trustee  or to  take  other  action  described  in the  Fund's
 Declaration of Trust.

      The Trustees will call a meeting of  shareholders to vote on the removal of a Trustee  upon the  written  request of the  record  holders of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder  and  Trustee  Liability.  The Fund's  Declaration  of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Fund's obligations.  It also provides for indemnification and reimbursement of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held  personally  liable as a  "partner"  under certain  circumstances.  However,  the risk that a Fund shareholder will incur financial  loss from being held liable as a  "partner"  of the Fund is limited to the relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of  Trustees  and Audit  Committee.  The Fund is  governed by a Board of
Trustees,  which is responsible  for protecting the interests of  shareholders
under   Massachusetts   and  federal  law.  The  Trustees  meet   periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager and Sub-Advisor.

      The  Board  of  Trustees  has an Audit  Committee  comprised  solely  of
Independent Trustees.  The members of the Audit Committee are Joseph M. Wikler
(Chairman),  Ronald J. Abdow and Peter I.  Wold.  The Audit  Committee  held 4 meetings  during the fiscal year ended  April 30,  2005.  The Audit  Committee furnishes  the Board  with  recommendations  regarding  the  selection  of the
Fund's independent  registered public accounting firm (also referred to as the
"Auditors").  Other main  functions  of the Audit  Committee  outlined  in the
Audit Committee Charter,  include,  but are not limited to:  (i) reviewing the scope and results of financial  statement  audits and the audit fees  charged;
(ii) reviewing   reports  from  the  Fund's   independent   registered  public
accounting  firm  regarding  the Fund's  internal  accounting  procedures  and
controls;   (iii) reviewing   reports  from  the  Manager's   Internal   Audit
Department;  (iv) maintaining  a separate  line of  communication  between the
Fund's  Auditors and the Trustees who are not  "interested  persons" under the
Investment  Company  Act  (the  "Independent  Trustees");   (v) reviewing  the
independence of the Fund's Auditors;  (vi) pre-approving  the provision of any non-audit  services by the Fund's Auditors,  including tax services,  that are not  prohibited  by the  Sarbanes-Oxley  Act,  to the Fund,  the  Manager  and
certain affiliates of the Manager.

      The Audit Committee's  functions  include  selecting and nominating,  to the  full  Board,  nominees  for  election  as  Trustees,  and  selecting  and nominating  Independent  Trustees for election.  The Audit  Committee may, but need not,  consider  the  advice and  recommendation  of the  Manager  and its affiliates in selecting  nominees.  The full Board elects new trustees  except for those instances when a shareholder vote is required.

      To date,  the Audit  Committee  has been able to  identify  from its own resources an ample number of qualified candidates.  Nonetheless,  shareholders may submit names of individuals  for the Audit  Committee's  consideration  by mailing such  information,  accompanied  by complete  and  properly  supported resumes,  to the Audit  Committee in care of the Fund. The Audit Committee may consider such persons at such time as it meets to consider possible  nominees.
The Audit  Committee,  however,  reserves  sole  discretion  to determine  the candidates to present to the Board and/or  shareholders  when it meets for the purpose of considering potential nominees.

Trustees  and  Officers of the Fund.  Except for Messrs.  Murphy and  Walcott,
each of the Trustees is an "Independent  Trustee" under the Investment Company
Act. Mr. Murphy is an "Interested  Trustee"  because he is affiliated with the
Manager by virtue of his  positions as an officer and director of the Manager, and as a shareholder  of its parent  company.  Mr.  Walcott is an  "Interested
Trustee" because of his affiliation with the Manager's parent company.  All of the Trustees  are also  trustees or  directors  of the  following  Oppenheimer funds (referred to as "Board IV Funds"):

Oppenheimer Dividend Growth Fund           Oppenheimer Real Estate Fund
Oppenheimer  International  Large-Cap Core
Fund                                       Oppenheimer Select Value Fund
Oppenheimer International Value Fund       Oppenheimer Total Return Bond Fund
Oppenheimer    Limited   Term   California Oppenheimer  Tremont  Market Neutral
Municipal Fund                             Fund LLC

                                           Oppenheimer    Tremont   Opportunity

Oppenheimer Portfolio Series               Fund LLC

                                           OFI Tremont  Core  Strategies  Hedge

    Active Allocation Fund                 Fund

                                           OFI  Tremont  Market  Neutral  Hedge

    Aggressive Investor Fund               Fund
    Conservative Investor Fund
    Moderate Investor Fund

      The Fund has  scheduled  a joint  special  meeting  of  shareholders  on
September  26,  2005 at 1:00 p.m.,  Mountain  Time.  At the  Special  Meeting,
shareholders  will be asked to vote on: a proposal to elect eleven Trustees to the Board of the Fund, as explained in the Fund's joint proxy  statement  that was mailed to all  shareholders  who owned  shares in the Fund at the close of business on June 29, 2005 (the "Record  Date").  Three current  members of the
Fund's Board,  Joseph M. Wikler,  Peter I. Wold and John V. Murphy,  have been nominated to serve as Trustees on the combined  board for the Fund and certain other  Oppenheimer  funds.  Two current  members of the Funds'  Board,  Eustis
Walcott  and  Ronald J.  Abdow,  have  decided  to  retire  from the Board and therefore are not standing for re-election.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset value  without  sales  charge.  The sales  charges on Class A shares are waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs.  Gillespie,  Murphy, Petersen,  Vandehey,  Vottiero,  Wixted and
Zack and Mses. Bloomberg and Ives, who are officers of the Fund,  respectively hold the same  offices  with one or more of the  other  Board IV Funds as with the Fund.  As of July 28,  2005 the Trustees  and  officers of the Fund,  as a group,  owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit plan for  employees  of the  Manager,  other than the shares  beneficially  owned  under that plan by the  officers  of the
Fund listed above. In addition,  none of the Independent  Trustees (nor any of their  immediate  family  members) own securities of either the Manager or the
Distributor  of the Board IV Funds or of any  entity  directly  or  indirectly controlling,  controlled  by or under  common  control with the Manager or the
Distributor.

      The Trustees and  officers,  their  positions  with the Fund,  length of
service  in  such   position(s),   and  principal   occupations  and  business
affiliations  during the past five years are  listed in the chart  below.  The
charts  also  include   information  about  the  Trustees'   beneficial  share
ownership  in the  Fund  and in all  registered  investment  companies  that a
Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

      The  address of each  Independent  Trustee in the chart below is 6803 S.
Tucson Way, Centennial,  CO 80112. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------
                             Independent Trustees
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Name,            Principal Occupation(s) During the    Dollar      Aggregate
                                                                   Dollar
                                                                   Range Of
                                                                   Shares
                                                       Range of    Beneficially
Position(s)      Past 5 Years; Other                   Shares      Owned in
Held with Fund,  Trusteeships/Directorships Held;      BeneficiallyAll
Length of        Number of Portfolios in the Fund      Owned in    Supervised
Service, Age     Complex Currently Overseen            the Fund    Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                       As of December 31, 2004
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Peter I. Wold,   President of Wold Oil Properties,     Over        Over
Chairman of the  Inc. (oil and gas exploration and     $100,000    $100,000
Board since      production company) (since 1994);
December 2004;   Vice President, Secretary and
Trustee since    Treasurer of Wold Trona Company,
2002             Inc. (soda ash processing and

Age: 57          production) (since 1996); Vice
                 President of Wold Talc Company, Inc.
                 (talc mining) (since 1999); Managing
                 Member of Hole-in-the-Wall Ranch
                 (cattle ranching) (since 1979);
                 Director and Chairman of the Denver
                 Branch of the Federal Reserve Bank
                 of Kansas City (1993-1999); and
                 Director of PacifiCorp. (electric
                 utility) (1995-1999). Oversees 15
                 portfolios in the OppenheimerFunds
                 complex.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ronald J.        Chairman of Abdow Corporation         None        Over
Abdow,           (operator of restaurants) (since                  $100,000
Trustee since    1959); Trustee of the following real
2002             estate businesses (owners and
Age: 73          operators of restaurants): G&R
                 Realty Co. (since 1973), G&R Trust
                 Co. (since 1973), Abdow Partnership
                 (since 1975), Auburn Associates
                 (since 1983) and Hazard Associates
                 (since 1985); Trustee of the
                 following open-end investment
                 companies: MML Series Investment
                 Fund II (since 2005), MassMutual
                 Premier Funds (since 2004), MML

                 Series Investment Fund (1993-2005)

                 and of MassMutual Select Funds
                 (formerly MassMutual Institutional
                 Funds) (1994-2004); Trustee of Bay
                 State Health System (health

                 services) (since 1994); Chairman of

                 Western Mass Development Corp.

                 (non-profit land development) (since
                 1996); and Chairman of American
                 International College (non-profit
                 college) (since 1991). Oversees 17
                 portfolios in the OppenheimerFunds
                 complex.*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Joseph M.        Director of the following medical  $10,001-$50,$50,001-$100,000
Wikler,          device companies: Medintec (since
Trustee since    1992) and Cathco (since 1996);

2002             Director of Lakes Environmental
Age: 64          Association (since 1996); Member of
                 the Investment Committee of the
                 Associated Jewish Charities of
                 Baltimore (since 1994); Director of
                 Fortis/Hartford mutual funds
                 (1994-December 2001). Oversees 15
                 portfolios in the OppenheimerFunds
                 complex.

-------------------------------------------------------------------------------

*  Includes two open-end investment companies: MassMutual Premier Funds and
   MML Series Investment Fund II. In accordance with the instructions for
   Form N-1A, for purposes of this section only, MassMutual Premier Funds and
   MML Series Investment Fund II are included in the "Fund Complex." The
   Manager does not consider MassMutual Premier Funds and MML Series
   Investment Fund II to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

      The address of Mr. Walcott is 6803 S. Tucson Way, Centennial, CO 80112.

-------------------------------------------------------------------------------
                              Interested Trustee
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Name,            Principal Occupation(s) During the    Dollar      Aggregate
                                                                   Dollar
                                                                   Range Of
                                                                   Shares
                                                       Range of    Beneficially
Position(s)      Past 5 Years; Other                   Shares      Owned in
Held with Fund,  Trusteeships/Directorships Held;      BeneficiallyAll
Length of        Number of Portfolios in the Fund      Owned in    Supervised
Service, Age     Complex Currently Overseen            the Fund    Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                       As of December 31, 2004
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Eustis Walcott,  Principal with Ardsley Associates  $10,001-$50,$10,001-$50,000
Trustee since    (consulting firm) (since 2000);
2002             Director of Cornerstone Real Estate
Age: 67          Advisors LLC (real estate equity

                 investment management services)
                 (affiliate of the Manager) (since
                 October 2000); Director of MML
                 Investors Services (individual
                 retirement, insurance, investment,
                 and life event planning products and
                 services company) (affiliate of the
                 Manager) (since October 2000);
                 Trustee of OFI Trust Company
                 (affiliate of the Manager) (since
                 2001); Trustee of the American
                 International College (private
                 educational institution)
                 (1995-December 2003); Senior Vice
                 President of Massachusetts Mutual
                 Life Insurance Company (insurance
                 and annuity products) (Manager's
                 parent company) (May 1990-July
                 2000); Member of the Board of
                 MassMutual Foundation for Hartford,
                 Inc. (charitable organization)
                 (since 1996); Vice President of
                 MassMutual Foundation for Hartford,
                 Inc. (since 1997). Oversees 15
                 portfolios in the OppenheimerFunds
                 complex.

-------------------------------------------------------------------------------

      The address of Mr.  Murphy is Two World  Financial  Center,  225 Liberty
Street,  11th  Floor,  New York,  NY  10281-1008.  Mr.  Murphy  serves  for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------
                        Interested Trustee and Officer
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Name,            Principal Occupation(s) During the    Dollar      Aggregate
                                                                   Dollar
                                                                   Range Of
                                                                   Shares
                                                       Range of    Beneficially
Position(s)      Past 5 Years; Other                   Shares      Owned in
Held with Fund,  Trusteeships/Directorships Held;      BeneficiallyAll
Length of        Number of Portfolios in the Fund      Owned in    Supervised
Service, Age     Complex Currently Overseen            the Fund    Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                       As of December 31, 2004
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

John V. Murphy,  Chairman, Chief Executive Officer     None        Over
President and    and Director (since June 2001) and                $100,000
Trustee since    President (since September 2000) of
2002             the Manager; President and Director
Age: 56          or Trustee of other Oppenheimer
                 funds; President and Director of
                 Oppenheimer Acquisition Corp.
                 ("OAC") (the Manager's parent
                 holding company) and of Oppenheimer
                 Partnership Holdings, Inc. (holding
                 company subsidiary of the Manager)
                 (since July 2001); Director of
                 OppenheimerFunds Distributor, Inc.
                 (subsidiary of the Manager) (since
                 November 2001); Chairman and
                 Director of Shareholder Services,
                 Inc. and of Shareholder Financial
                 Services, Inc. (transfer agent
                 subsidiaries of the Manager) (since
                 July 2001); President and Director
                 of OppenheimerFunds Legacy Program
                 (charitable trust program
                 established by the Manager) (since
                 July 2001); Director of the
                 following investment advisory
                 subsidiaries of the Manager: OFI
                 Institutional Asset Management,
                 Inc., Centennial Asset Management
                 Corporation, Trinity Investment
                 Management Corporation and Tremont
                 Capital Management, Inc. (since
                 November 2001), HarbourView Asset
                 Management Corporation and OFI
                 Private Investments, Inc. (since
                 July 2001); President (since
                 November 1, 2001) and Director
                 (since July 2001) of Oppenheimer
                 Real Asset Management, Inc.;
                 Executive Vice President of
                 Massachusetts Mutual Life Insurance
                 Company (OAC's parent company)
                 (since February 1997); Director of
                 DLB Acquisition Corporation (holding
                 company parent of Babson Capital
                 Management LLC) (since June 1995);
                 Member of the Investment Company
                 Institute's Board of Governors
                 (since October 3, 2003); Chief
                 Operating Officer of the Manager
                 (September 2000-June 2001);
                 President and Trustee of MML Series
                 Investment Fund and MassMutual
                 Select Funds (open-end investment
                 companies) (November 1999-November
                 2001); Director of C.M. Life
                 Insurance Company (September
                 1999-August 2000); President, Chief
                 Executive Officer and Director of
                 MML Bay State Life Insurance Company
                 (September 1999-August 2000);
                 Director of Emerald Isle Bancorp and
                 Hibernia Savings Bank (wholly-owned
                 subsidiary of Emerald Isle Bancorp)
                 (June 1989-June 1998). Oversees 66
                 portfolios as a trustee or director
                 and 20 additional portfolios as
                 officer in the OppenheimerFunds
                 complex.

-------------------------------------------------------------------------------

      The  addresses  of the  officers in the chart below are as follows:  for
Messrs.  Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225
Liberty  Street,  New York, NY  10281-1008,  for Messrs.  Petersen,  Vandehey,
Vottiero,  and  Wixted  and Ms.  Ives,  6803 S.  Tucson  Way,  Centennial,  CO
80112-3924.  Each  Officer  serves  for an  annual  term or  until  his or her resignation, death or removal.

---------------------------------------------------------------------------------
                           Other Officers of the Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of
Vice President and      the Manager (since March 2004); Vice President of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004      Management Corporation and Shareholder Services, Inc.
Age: 54                 (since June 1983). Former Vice President and Director
                        of Internal Audit of the Manager (1997-February 2004).
                        An officer of 86 portfolios in the OppenheimerFunds
                        complex.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager
Treasurer since 2002    (since March 1999); Treasurer of the following:
Age: 45                 HarbourView Asset Management Corporation, Shareholder
                        Financial Services, Inc., Shareholder Services, Inc.,
                        Oppenheimer Real Asset Management Corporation, and
                        Oppenheimer Partnership Holdings, Inc. (since March
                        1999), OFI Private Investments, Inc. (since March
                        2000), OppenheimerFunds International Ltd. (since May
                        2000), OppenheimerFunds plc (since May 2000), OFI
                        Institutional Asset Management, Inc. (since November
                        2000), and OppenheimerFunds Legacy Program (charitable
                        trust program established by the Manager) (since June
                        2003); Treasurer and Chief Financial Officer of OFI
                        Trust Company (trust company subsidiary of the Manager)
                        (since May 2000); Assistant Treasurer of the following:
                        OAC (since March 1999),Centennial Asset Management
                        Corporation (March 1999-October 2003) and
                        OppenheimerFunds Legacy Program (April 2000-June 2003);
                        Principal and Chief Operating Officer of Bankers Trust
                        Company-Mutual Fund Services Division (March 1995-March
                        1999). An officer of 86 portfolios in the
                        OppenheimerFunds complex.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,         Assistant Vice President of the Manager (since August
Assistant Treasurer     2002); Manager/Financial Product Accounting of the
since 2004              Manager (November 1998-July 2002). An officer of 86
Age: 34                 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip F. Vottiero,     Vice President/Fund Accounting of the Manager (since
Assistant Treasurer     March 2002); Vice President/Corporate Accounting of the
since 2002              Manager (July 1999-March 2002); Chief Financial Officer
Age: 42                 of Sovlink Corporation (April 1996-June 1999). An

                        officer of 86 portfolios in the OppenheimerFunds
                        complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and
Secretary since 2002    General Counsel (since March 2002) of the Manager;
Age: 56                 General Counsel and Director of the Distributor (since
                        December 2001); General Counsel of Centennial Asset
                        Management Corporation (since December 2001); Senior
                        Vice President and General Counsel of HarbourView Asset
                        Management Corporation (since December 2001); Secretary
                        and General Counsel of OAC (since November 2001);
                        Assistant Secretary (since September 1997) and Director
                        (since November 2001) of OppenheimerFunds International
                        Ltd. and OppenheimerFunds plc; Vice President and
                        Director of Oppenheimer Partnership Holdings, Inc.
                        (since December 2002); Director of Oppenheimer Real
                        Asset Management, Inc. (since November 2001); Senior
                        Vice President, General Counsel and Director of
                        Shareholder Financial Services, Inc. and Shareholder
                        Services, Inc. (since December 2001); Senior Vice
                        President, General Counsel and Director of OFI Private
                        Investments, Inc. and OFI Trust Company (since November
                        2001); Vice President of OppenheimerFunds Legacy
                        Program (since June 2003); Senior Vice President and
                        General Counsel of OFI Institutional Asset Management,
                        Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003);
                        Senior Vice President (May 1985-December 2003), Acting
                        General Counsel (November 2001-February 2002) and
                        Associate General Counsel (May 1981-October 2001) of
                        the Manager; Assistant Secretary of the following:
                        Shareholder Services, Inc. (May 1985-November 2001),
                        Shareholder Financial Services, Inc. (November
                        1989-November 2001), and OppenheimerFunds International
                        Ltd. (September 1997-November 2001). An officer of 86
                        portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the
since 2002              Manager; Vice President (since 1999) and Assistant
Age: 39                 Secretary (since October 2003) of the Distributor;

                        Assistant Secretary of Centennial Asset Management
                        Corporation (since October 2003); Vice President and
                        Assistant Secretary of Shareholder Services, Inc.
                        (since 1999); Assistant Secretary of OppenheimerFunds
                        Legacy Program and Shareholder Financial Services, Inc.
                        (since December 2001); Assistant Counsel of the Manager
                        (August 1994-October 2003). An officer of 86 portfolios
                        in the OppenheimerFunds complex.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager
Assistant Secretary     (since May 2004); First Vice President (April
since 2004              2001-April 2004), Associate General Counsel (December
Age: 37                 2000-April 2004), Corporate Vice President (May
                        1999-April 2001) and Assistant General Counsel (May
                        1999-December 2000) of UBS Financial Services Inc.
                        (formerly, PaineWebber Incorporated). An officer of 86
                        portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the
Assistant Secretary     Manager (since September 2004); Mr. Gillespie held the
since 2004              following positions at Merrill Lynch Investment
Age: 41                 Management: First Vice President (2001-September 2004);
                        Director (2000-September 2004) and Vice President
                        (1998-2000). An officer of 86 portfolios in the
                        OppenheimerFunds complex.

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Aggregate Compensation  Total Compensation From the |X|Fund and Fund Complex(2)
Remuneration of Trustees.  The officers of  the  Fund  who  are affiliated with
the Manager    receive   no salary  or fee from the Fund.  The  Independent
Trustees of the Fund  received  the  compensation  shown below from the Fund for serving as a Trustee and committee member (if  applicable),  with respect to the
Fund's  fiscal year ended  April 30,  2005.  The total  compensation,  including
accrued  retirement  benefits,   from  the  Fund  and  fund  complex  represents
compensation  received  for serving as a Trustee  and member of a committee  (if applicable)  of the boards of the fund and other  funds in the  OppenheimerFunds complex during the calendar year ended December 31, 2004.

Name of Trustee and
Other Fund Position(s)
(as applicable)                            From the Fund(1)

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Ronald J. Abdow                  $2,000                   $81,833(3)
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Eustis Walcott                   $1,800                     $18,500

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Joseph M. Wikler                 $2,583                     $23,000
Audit Committee
Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Peter I. Wold
Chairman of the
Board(4) and Audit               $2,333                     $20,500
Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

1.    Aggregate Compensation From the Fund includes fees and deferred compensation, if any, for a Trustee.
2.    For purposes of this section only, "Fund Complex" includes the
   Oppenheimer funds, MassMutual Premier Funds and MML Series Investment Fund
   II in accordance with SEC regulations. The Manager does not consider
   MassMutual Institutional Funds and MML Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.    Includes $61,333 compensation paid to Mr. Abdow for serving as a
   Trustee for two open-end investment companies (MassMutual Premier Funds and MML Series Investment Fund II) the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International Equity
   Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic
   Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual
   Premier Global Fund.
4.    Elected as Board Chairman as of 12/8/04.

      |X| Major Shareholders.  As of July 28, 2005, the only persons who owned of  record  or were  known by the Fund to own  beneficially  5% or more of any class of the Fund's  outstanding  shares,  and their holdings of that class as of that date, were the following:

Massachusetts Mutual Life Insurance Company, 1295 State St.,  Springfield,  MA
01111-0001,    which   owned   439,449.368   Class A   shares    (representing
approximately 8.63% of the Class A shares then outstanding).

Mass Mutual Life Insurance Co., Attn: N225,  Separate  Investment  Acct., 1295
State St., Springfield, MA 01111-0001,  which owned 398,615.843 Class A shares
(representing approximately 7.82% of the Class A shares then outstanding).

RPSS  TR,  Westlie  Motor  Co.,  401(K)  Plan,  Attn:  Steve  Blasing,  500 S.
Broadway,  Minot,  ND  58701-4451,   which  owned  27,140.280  Class N  shares
(representing approximately 8.90% of the Class N shares then outstanding).

Community Bank NA Cust., Auburn Memorial Hospital,  403B, 6 Rhoads Dr., Utica,
NY  13502-6317,   which  owned   25,514.886   Class N   shares   (representing
approximately 8.37% of the Class N shares then outstanding).

MLPF&S for the Sole  Benefit of its  Customers,  Attn:  Fund Admn.,  4800 Deer
Lake Dr.  E., Fl. 3,  Jacksonville,  FL  32246-6484,  which  owned  18,067.755
Class N shares  (representing  approximately  5.92% of the Class N shares then outstanding).

RPSS TR, Sonman Inc. PSP,  401(K) Plan,  Attn:  James  Spellman,  380 Commerce
Pkwy.,  Rockledge,  FL  32955-4208,  which  owned  15,511.113  Class N  shares
(representing approximately 5.08% of the Class N shares then outstanding).

Mass Mutual  Pension  Plan,  Alternate  Invest Pool SA, Attn:  Jack Burg TS08,
1295 State St., Springfield, MA 01111-0001,  which owned 1,274,712.011 Class Y
shares   (representing   approximately  65.36%  of  the  Class Y  shares  then
outstanding).

Oppenheimer  Portfolio  Series  Active  Allocation,  Attn:  FPA  Trade  Settle
(2-FA),  6803  S.  Tucson  Way,   Centennial,   CO  80112-3924,   which  owned
321,006.344 Class Y shares  (representing  approximately16.45%  of the Class Y shares then outstanding).

Oppenheimer  Portfolio  Series  Moderate  Investor,  Attn:  FPA  Trade  Settle
(2-FA),  6803  S.  Tucson  Way,   Centennial,   CO  80112-3924,   which  owned
140,090.858  Class Y shares  (representing  approximately 7.18% of the Class Y shares then outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

|X|   Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent improper  personal trading by certain employees,  including portfolio  managers,  that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons include persons with knowledge of the  investments  and  investment  intentions of the
Fund and other funds  advised by the  Manager.  The Code of Ethics does permit personnel  subject to the Code to invest in securities,  including  securities that  may  be  purchased  or  held  by  the  Fund,  subject  to  a  number  of restrictions  and  controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed  with  the  SEC and can be  reviewed  and  copied  at the  SEC's  Public
Reference Room in Washington,  D.C. You can obtain information about the hours
of   operation   of  the  Public   Reference   Room  by  calling  the  SEC  at
1.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet website at  www.sec.gov.  Copies may be obtained,  after paying a  duplicating
fee,   by   electronic    request   at   the   following    E-mail    address:
publicinfo@sec.gov,  or by  writing  to the SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

|X|   Portfolio  Proxy  Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies  and  Procedures  under  which the Fund  votes  proxies  relating  to securities  ("portfolio  proxies")  held  by  the  Fund.  The  Fund's  primary consideration  in voting portfolio  proxies is the financial  interests of the
Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its  agent  to  vote  portfolio  proxies  in  accordance  with  the  Fund's
Portfolio  Proxy Voting  Guidelines and to maintain  records of such portfolio proxy  voting.  The Proxy  Voting  Guidelines  include  provisions  to address conflicts of interest  that may arise between the Fund and the Manager where a directly-controlled  affiliate  of the  Manager  manages  or  administers  the assets of a  pension  plan of a  company  soliciting  the  proxy.  The  Fund's
Portfolio Proxy Voting  Guidelines on routine and non-routine  proxy proposals are summarized below.

o     The Fund votes with the  recommendation  of the issuer's  management  on routine  matters,  including  election of  directors  nominated by management and ratification of the independent  registered  public accounting firm, unless circumstances indicate otherwise.
o     In general, the Fund opposes "anti-takeover"  proposals and supports the
            elimination   of   anti-takeover    proposals,    absent   unusual
            circumstances.

o     The Fund supports shareholder  proposals to reduce a super-majority vote
            requirement,   and   opposes   management   proposals   to  add  a
            super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally  considers executive  compensation  questions such as stock  option  plans  and  bonus  plans  to be  ordinary  business activity.  The Fund analyzes stock option plans, paying particular attention  to their  dilutive  effect.  While  the Fund  generally
            supports   management   proposals,   the  Fund  opposes  plans  it
            considers to be excessive.

      The Fund is required to file Form N-PX,  with its complete  proxy voting record for the 12 months  ended June 30th,  no later than  August 31st of each year.  The Fund's  Form N-PX filing is  available  (i)  without  charge,  upon request,  by calling  the Fund  toll-free  at  1.800.525.7048  and (ii) on the
SEC's website at www.sec.gov.

|X|   The  Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services to the Fund under an  investment  advisory
agreement   between  the  Manager  and  the  Fund.  The  Manager  handles  its day-to-day  business,  and the  agreement  permits  the  Manager to enter into sub-advisory  agreements with other registered  investment  advisors to obtain specialized  services  for the Fund,  as long as the Fund is not  obligated to pay any  additional  fee for those  services.  The  Manager has  retained  the
Sub-Advisor pursuant to a separate  Sub-Advisory  Agreement,  described below, under which the Sub-Advisor buys and sells portfolio  securities for the Fund.
The portfolio  manager of the Fund is employed by the  Sub-Advisor  and is the person who is principally  responsible  for the  day-to-day  management of the
Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative  proportion of the Fund's net assets  represented  by that class.
The  management  fees paid by the Fund to the  Manager  during  its last three fiscal years were:

---------------------------------------------------------------------------------
Fiscal Year ended April 30:  Management Fees Paid by    Sub-Advisory Fees Paid
                                   the Fund to           by the Manager to the
                              OppenheimerFunds, Inc.          Sub-Advisor
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2003                      $60,641                    $23,930
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2004                      $214,087                   $74,724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2005                      $774,471                  $284,648
---------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

The   Sub-Advisor.   The   Sub-Advisor   is  a  wholly  owned   subsidiary  of
Massachusetts  Mutual  Life  Insurance  Company  ("MassMutual"),   the  parent
company of the Manager.

|X|   The Sub-Advisory  Agreement.  Under the Sub-Advisory  Agreement  between the Manager and the  Sub-Advisor,  the  Sub-Advisor  shall  regularly  provide investment  advice  with  respect to the Fund and invest  and  reinvest  cash,
securities   and  the  property   comprising  the  assets  of  the  Fund.  The
Sub-Advisor  also  agrees  to  provide  assistance  in  the  distribution  and marketing of the Fund.

      Under the  Sub-Advisory  Agreement,  the Manager pays the Sub-Advisor an annual fee in monthly  installments,  based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory  agreement is paid by the Manager,  not by the Fund. The Manager will pay the  Sub-Advisor a fee equal to 40% of the  investment  management  fee  collected by the Manager from the Fund, which shall be calculated  after any investment  management fee waivers  (voluntary  or  otherwise).  Notwithstanding  the  foregoing,  if the
Manager, without the Sub-Advisor's concurrence,  agrees to voluntarily waive a portion of the  investment  management  fee the Fund is required to pay to the
Manager,  the  Sub-Advisor's  fee hereunder shall be based upon the investment management  fee the Fund would have to pay exclusive of any such waiver agreed to by the Manager in its sole discretion."

      The  Sub-Advisory  Agreement  states  that  in the  absence  of  willful misfeasance,  bad faith,  negligence  or reckless  disregard  of its duties or obligations,  the  Sub-Advisor  shall not be liable to the Manager for any act or omission in the course of or connected  with  rendering  services under the
Sub-Advisory  Agreement  or  for  any  losses  that  may be  sustained  in the purchase, holding or sale of any security.

 Portfolio  Manager.  The  Fund's  portfolio  is  managed  by  Scott  Westphal
(referred to as the "Portfolio  Manager"),  who is the person  responsible for the day-to-day management of the Fund's investments.

      Other  Accounts  Managed  by  the  Portfolio  Manager.  In  addition  to managing the Fund's  investment  portfolio,  Mr.  Westphal  also manages other investment  portfolios  and  accounts  on  behalf  of the  Sub-Advisor  or its
affiliates.   The  following  table  provides   information   regarding  those
portfolios and accounts as of April 30, 2005:

                                   Registered     Other Pooled
                                   Investment      Investment       Other
                                    Companies       Vehicles      Accounts
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

                                      None             6              0

      Accounts Managed
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

                                      None           $253.8         None

      Total Assets Managed*
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

                                      None             6              0

      Accounts with
      Performance-Based
      Advisory Fees
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

                                      None           $253.8         None

      Total Assets in Accounts
      with Performance-Based
      Advisory Fees*
      * In millions.

      As indicated above,  the Portfolio  Manager also manages other funds and accounts.  Potentially,  at times, those  responsibilities could conflict with the interests of the Fund.  That may occur whether the  investment  strategies of the other fund or account are the same as, or  different  from,  the Fund's investment  objectives and strategies.  For example, the Portfolio Manager may need to allocate  investment  opportunities  between the Fund and another fund or account having similar objectives or strategies,  or he may need to execute transactions  for another fund or account that could have a negative impact on the value of securities  held by the Fund. Not all funds and accounts  advised by the  Sub-Advisor  have the  same  management  fee.  If the  management  fee structure of another fund or account is more  advantageous  to the Sub-Advisor than the fee structure of the Fund,  the  Sub-Advisor  could have an incentive to favor the other fund or  account.  However,  the  Sub-Advisor's  compliance
procedures  and  Code  of  Ethics   recognize  the   Sub-Advisor's   fiduciary
obligations  to treat  all of its  clients,  including  the Fund,  fairly  and equitably,  and are designed to preclude the  Portfolio  Manager from favoring one client over  another.  It is possible,  of course,  that those  compliance procedures  and the Code of Ethics  may not  always be  adequate  to do so. At different  times,  the Fund's  Portfolio  Manager  may manage  other  funds or accounts with  investment  objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with  investment  objectives  and strategies that are different from those of the Fund.

  Compensation of the Portfolio  Manager.  The Fund's Portfolio Manager is
employed  and  compensated  by  the  Sub-Advisor,  not  the  Fund.  Under  the
Manager's  compensation  program  for its  portfolio  managers  and  portfolio analysts,  their compensation is based primarily on the investment performance results of the funds and accounts  they manage,  rather than on the  financial success of the Sub-Advisor.  This is intended to align the portfolio  managers and  analysts  interests  with the success of the funds and accounts and their shareholders.  The Sub-Advisor's compensation structure is designed to attract and retain highly qualified investment management  professionals and to reward individual and team  contributions  toward creating  shareholder  value. As of
April  30,  2005  the  Portfolio  Manager's  compensation  consisted  of three elements:  a base salary,  an annual  discretionary  bonus and  eligibility to participate in long-term awards of options and  appreciation  rights in regard to the  common  stock of the  Sub-Advisor's  holding  company  parent.  Senior portfolio  managers  may also be  eligible  to  participate  in the  Manager's deferred compensation plan.

      To help  the  Sub-Advisor  attract  and  retain  talent,  the  base  pay component of each  portfolio  manager is reviewed  regularly to ensure that it
reflects  the  performance  of  the  individual,   is  commensurate  with  the
requirements of the particular portfolio,  reflects any specific competence or specialty of the individual manager,  and is competitive with other comparable positions.  The annual  discretionary bonus is determined by senior management of the  Sub-Advisor  and is based on a number of  factors,  including a fund's pre-tax  performance  for  periods of up to five  years,  measured  against an appropriate  Lipper  benchmark  selected by management.  The Lipper  benchmark with  respect  to the  Fund is  Lipper  - Real  Estate  Funds.  Other  factors considered  include  management  quality  (such  as  style  consistency,  risk management,  sector coverage, team leadership and coaching) and organizational development.  The Portfolio  Manager's  compensation is not based on the total
value  of  the  Fund's  portfolio  assets,   although  the  Fund's  investment
performance  may increase  those assets.  The  compensation  structure is also intended to be internally  equitable and serve to reduce  potential  conflicts of  interest  between  the Fund and other  funds and  accounts  managed by the
Portfolio  Manager.  The compensation  structure of the other accounts managed by the  Portfolio  Manager is the same as the  compensation  structure  of the
Fund, described above.

Ownership  of  Fund  Shares.  As of  April  30,  2005  the  Portfolio  Manager
beneficially owned $10,001 - $50,000 in shares of the Fund.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

    Under the investment  advisory  agreement,  in choosing brokers to execute portfolio  transactions  for the Fund,  the Manager may select  brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over  which the  Manager  or its  affiliates  have investment  discretion.  The  commissions  paid to those brokers may be higher than another  qualified broker would charge, if the Manager makes a good faith determination  that the  commission is fair and  reasonable in relation to the services provided.

    Rule  12b-1  under the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for promoting or selling the fund's shares by
(1)  directing  to  that  broker  or  dealer  any  of  the  fund's   portfolio
transactions,  or (2)  directing  any  other  remuneration  to that  broker or dealer,  such as  commissions,  mark-ups,  mark  downs or other  fees from the fund's portfolio transactions,  that were effected by another broker or dealer
(these  latter  arrangements  are  considered  to  be  a  type  of  "step-out"
transaction).  In other words,  a fund and its  investment  adviser cannot use the fund's brokerage for the purpose of rewarding  broker-dealers  for selling the fund's shares.

    However,  the Rule permits funds to effect brokerage  transactions through firms  that  also sell fund  shares,  provided  that  certain  procedures  are adopted  to  prevent  a quid  pro quo  with  respect  to  portfolio  brokerage allocations.  As  permitted  by the Rule,  the Manager has adopted  procedures
(and the Fund's Board of Trustees has approved those  procedures)  that permit the Fund to direct  portfolio  securities  transactions  to brokers or dealers that also promote or sell shares of the Fund,  subject to the "best execution"
considerations  discussed above. Those procedures are designed to prevent: (1)
the Manager's  personnel  who effect the Fund's  portfolio  transactions  from taking  into  account a broker's or  dealer's  promotion  or sales of the Fund shares when allocating the Fund's  portfolio  transactions,  and (2) the Fund,
the  Manager  and  the   Distributor   from   entering   into   agreements  or
understandings  under which the  Manager  directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement,  to any broker or dealer in consideration  of that broker's or dealer's  promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market. Otherwise,  brokerage commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same  security  on the same day  from the same  dealer,  the  transactions under  those  combined  orders  are  averaged  as to price  and  allocated  in accordance with the purchase or sale orders actually placed for each account.

      In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which  the  option  relates.  When  possible,  the  Manager  tries to  combine concurrent  orders to purchase  or sell the same  security by more than one of the accounts managed by the Manager or its affiliates.  The transactions under those  combined  orders are averaged as to price and  allocated in  accordance with the purchase or sale orders actually placed for each account.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

---------------------------------------------------------------------
                          Total Brokerage Commissions Paid by the
Fiscal Year Ended 4/30:                   Fund(1)
---------------------------------------------------------------------
---------------------------------------------------------------------
         2003                             $62,806
---------------------------------------------------------------------
---------------------------------------------------------------------
         2004                             $84,646
---------------------------------------------------------------------
---------------------------------------------------------------------
         2005                           $150,496(2)
---------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

2.    In the fiscal  year ended  April 30,  2005,  the amount of  transactions directed to brokers for  research  services was $0 and amount of the commissions paid to broker-dealers for those services was $0.

Brokerage  Practices  Followed by the Sub-Advisor.  Transactions in securities other than those for which an  exchange is the  primary  market are  generally done with principals or market makers.  In transactions on foreign  exchanges, the Fund may be  required to pay fixed  brokerage  commissions  and  therefore would  not  have the  benefit  of  negotiated  commissions  available  in U.S.
markets.  Brokerage  commissions are paid primarily for transactions in listed securities or for certain  fixed-income  agency  transactions in the secondary market.  Otherwise  brokerage  commissions  are paid only if it appears likely that a better  price or  execution  can be  obtained by doing so. In an option transaction,  the Fund  ordinarily  uses the same  broker for the  purchase or sale of the option and any  transaction  in the securities to which the option relates.  Other funds  managed by the  Sub-Advisor  have  investment  policies similar to those of the Fund.  Those other funds may purchase or sell the same securities  as the Fund at the same time as the Fund,  which could  affect the supply  and  price of the  securities.  If two or more  funds  managed  by the
Sub-Advisor  purchase the same  security on the same day from the same dealer, the  transactions  under those  combined  orders are  averaged as to price and allocated in accordance  with the purchase or sale orders  actually placed for each account.

      The Sub-Advisor serves as investment  manager to MassMutual,  and may in the future act as  investment  manager to others.  It is the  practice  of the
Sub-Advisor  to  allocate  purchase  or sale  transactions  among the Fund and other clients whose assets it manages in a manner it deems equitable.  If such securities  are  purchased  for the  clients at or about the same  time,  such purchases  normally  will be combined to the extent  practicable,  and will be allocated as nearly as  practicable  on a pro rata basis in  proportion to the amounts to be purchased for each. In determining  the amounts to be purchased, the  Sub-Advisor  considers  several main factors,  including  the  respective investment objectives,  the relative size of portfolio holdings of the same or comparable  securities,  the availability of cash for investment,  the size of investment  commitments  generally  held  and  the  opinions  of  the  persons responsible  for  managing  the  portfolios  of the  Fund and  other  client's accounts.

      When  orders to purchase or sell the same  security on  identical  terms are  placed by more  than one of the  funds  and/or  other  advisory  accounts managed by the Sub-Advisor or its affiliates,  the  transactions are generally executed  as  received,  although  a fund or  advisory  account  that does not direct trades to a specific  broker (these are called "free  trades")  usually will have its order  executed  first.  Orders  placed by accounts  that direct trades to a specific  broker will generally be executed after the free trades.
All orders placed on behalf of the Fund are considered  free trades.  However, having an order placed first in the market does not necessarily  guarantee the most  favorable  price.  Purchases are combined where possible for the purpose of negotiating brokerage  concessions.  In some cases that practice might have a  detrimental  effect on the price or volume of the  security in a particular transaction for the Fund.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless the  Sub-Advisor  determines  that a better price or  execution  can be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter.  Purchases from dealers include a spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

      The investment advisory agreement and the Sub-Advisory  Agreement permit the Manager and the Sub-Advisor to allocate  brokerage for research  services.
The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the  Sub-Advisor  and its affiliates.
The investment  research  received for the commissions of those other accounts may be  useful  both to the  Fund and one or more of the  Sub-Advisor's  other accounts.  Investment  research may be supplied to the  Sub-Advisor by a third party at the instance of a broker through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service also  assists the  Sub-Advisor  in a  non-research  capacity  (such as bookkeeping or other  administrative  functions),  then only the percentage or component  that  provides  assistance  to the  Sub-Advisor  in the  investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Sub-Advisor to use stated  commissions on  secondary  fixed-income  agency  trades to obtain  research  if the broker represents  to the  Sub-Advisor  that:  (i) the  trade  is not from or for the broker's  own  inventory,  (ii) the trade  was  executed  by the  broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees  permits the Sub-Advisor to use commissions on fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and
supplements  the  research  activities  of  the  Sub-Advisor.   That  research
provides  additional  views and comparisons for  consideration,  and helps the
Sub-Advisor to obtain market  information for the valuation of securities that are either held in the Fund's  portfolio or are being considered for purchase.
The  Sub-Advisor  provides  information to the Manager and the Board about the commissions  paid to  brokers  furnishing  such  services,  together  with the
Sub-Advisor's   representation   that  the  amount  of  such  commissions  was
reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering of the Fund's classes of shares.  The Distributor  bears the expenses normally  attributable  to  sales,  including  advertising  and  the  cost  of printing  and mailing  prospectuses,  other than those  furnished  to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

      The  sales  charges  and  concessions  paid  to,  or  retained  by,  the
Distributor from the sale of shares and the contingent  deferred sales charges retained by the  Distributor  on the  redemption  of shares  during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------
Fiscal        Aggregate        Class A
              Front-End       Front-End
Year        Sales Charges   Sales Charges
Ended        on Class A      Retained by
  4/30:        Shares      Distributor(1)
-------------------------------------------
-------------------------------------------
   2003          $0              $0
-------------------------------------------
-------------------------------------------
   2004       $148,016         $49,222
-------------------------------------------
-------------------------------------------
   2005       $711,106        $215,289
-------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

------------------------------------------------------------------------------
Fiscal      Concessions on   Concessions on  Concessions on   Concessions on
Year        Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended        Advanced by      Advanced by      Advanced by     Advanced by
  4/30:     Distributor(1)   Distributor(1)  Distributor(1)   Distributor(1)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   2003           $0              N/A              N/A             N/A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   2004         $3,762         $76,536(2)      $16,942(2)       $1,797(2)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   2005        $19,183          $207,764         $71,552         $18,945
------------------------------------------------------------------------------
1.    The   Distributor    advances    concession    payments   to   financial
   intermediaries  for  certain  sales of Class A  shares  and for  sales of
   Class B, Class C and Class N shares  from its own  resources  at the time of sale.
2.    The  inception  date of Class B, Class C and Class N shares was  October
   1, 2003.

------------------------------------------------------------------------------
Fiscal         Class A          Class B          Class C         Class N
              Contingent       Contingent      Contingent       Contingent
Year        Deferred Sales   Deferred Sales  Deferred Sales   Deferred Sales
Ended          Charges          Charges          Charges         Charges
  4/30:      Retained by      Retained by      Retained by     Retained by
             Distributor      Distributor      Distributor     Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   2003           $0              N/A              N/A             N/A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   2004           $0              $820             $79              $0
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   2005          $867           $26,043          $3,957            $741
------------------------------------------------------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class
A shares and  Distribution  and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund pays the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of the  shares  of the particular  class.  Each  plan has  been  approved  by a vote of the  Board of
Trustees, including a majority of the Independent Trustees(1), cast in  person at a meeting called for the purpose of voting on that plan.

      Under the Plans,  the Manager and the  Distributor  may make payments to affiliates.  In their  sole  discretion,  they may also from time to time make substantial  payments from their own resources,  which include the profits the
Manager  derives  from  the  advisory  fees it  receives  from  the  Fund,  to compensate brokers,  dealers,  financial institutions and other intermediaries for providing distribution  assistance and/or administrative  services or that otherwise  promote sales of the Fund's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the Fund's  inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial   intermediaries,   brokers  and  dealers  may  receive  other
payments  from the  Distributor  or the Manager  from their own  resources  in connection  with the  promotion  and/or sale of shares of the Fund,  including payments to defray expenses  incurred in connection with educational  seminars and  meetings.  The  Manager or  Distributor  may share  expenses  incurred by financial  intermediaries  in  conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars  or meetings  at which the Fund is  discussed.  In their sole discretion,  the Manager and/or the  Distributor  may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the  Class  A  plan  that  would  materially increase  payments under the plan.  That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly for its review.  The reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|   Class A  Service  Plan  Fees.  Under  the  Class  A  service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of  average  annual  net  assets of
Class A  shares.  The Board has set the rate at that  level.  The  Distributor does not receive or retain the  service fee on Class A shares in accounts  for which the Distributor has been listed as the  broker-dealer  of record.  While the plan  permits  the  Board to  authorize  payments  to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet done so, except  in the case of the  special  arrangement  described  below,  regarding
grandfathered   retirement   accounts.   The  Distributor  makes  payments  to
recipients  at an annual rate not to exceed  0.25% of the  average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

      With  respect to  purchases  of Class A shares  subject to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the  service  fee to  recipients  in advance for the first year after the  shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the
costs  of   distributing   the  shares.   After  the  first  year  shares  are
outstanding,   the  Distributor   makes  periodic   service  fee  payments  to
recipients  on those  shares.  The  advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their purchase, the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal  year ended  April 30,  2005  payments  under the Class A plan totaled $77,199,  of which $681 was retained by the Distributor under the arrangement described above, regarding grandfathered  retirement accounts, and included $5,710 paid to an affiliate of the Distributor's  parent company. Any unreimbursed  expenses the  Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The  Distributor may  not  use  payments  received  under  the  Class  A plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution  and Service Plan Fees.  Under
each plan,  distribution  and service  fees are computed on the average of the net asset value of shares in the respective class,  determined as of the close of each  regular  business day during the period.  Each plan  provides for the
Distributor  to be  compensated  at a flat  rate,  whether  the  Distributor's distribution  expenses  are  more or less  than the  amounts  paid by the Fund under the plan  during  the  period  for  which the fee is paid.  The types of services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the  asset-based  sales charges  and  the  service  fees or to pay  recipients  the  service  fee on a
periodic  basis,   without  payment  in  advance.   However,  the  Distributor
currently  intends to pay the  service  fee to  recipients  in advance for the first year after Class B, Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares  are  outstanding,  after  their purchase,  the  Distributor  makes  service fee  payments  quarterly  on those shares.  The advance  payment is based on the net asset value of shares  sold.
Shares  purchased  by exchange  do not  qualify  for the  advance  service fee payment.  If Class B, Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those  shares.  Class B, Class C or Class N shares may not be  purchased  by an  investor  directly  from the  Distributor without the investor  designating  another  registered  broker-dealer.  If the investor  no  longer  has  another  broker-dealer  of record  for an  existing account,  the Distributor is automatically  designated as the broker-dealer of record,  but  solely  for the  purpose  of acting as the  investor's  agent to purchase the shares.  In those cases, the Distributor  retains the asset-based sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

      The  asset-based  sales  charge and service  fees  increase  Class B and
Class C expenses by 1.00% and the  asset-based  sales  charge and service fees increase  Class  N  expenses  by  0.50%  of the  net  assets  per  year of the respective classes.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class
N service fee and the  asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales  concession and service fee in advance at the time of purchase.

      The  asset-based  sales  charge  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charge to the Distributor for its services  rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares,
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

      The Distributor's  actual expenses in selling Class B, Class C and Class
N shares  may be more  than  the  payments  it  receives  from the  contingent deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B,  Class C or Class N plan is  terminated  by the Fund,  the Board of Trustees  may allow the Fund to  continue  payments of the  asset-based  sales  charge to the  Distributor  for  distributing  shares before the plan was terminated.

--------------------------------------------------------------------------------

   Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                             Ended April 30, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Plan      $87,883        $74,888(1)        $217,452          1.51%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan      $71,264        $44,303(2)        $87,131           0.63%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Plan       $7,846         $5,821(3)        $44,854           1.09%
--------------------------------------------------------------------------------
1.    Includes $664 paid to an affiliate of the Distributor's parent company.
2.    Includes  $1,977  paid  to an  affiliate  of  the  Distributor's  parent company.
3.    Includes $50 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the  limitations  imposed by the Conduct Rules of the National  Association of Securities Dealers,  Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  as of the Fund's  most recent  fiscal  year end.  You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1.800.225.5677  or by visiting the  OppenheimerFunds  Internet  website at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data  that  may be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include the average annual total returns for the advertised class of shares of the Fund.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

o     Total returns measure the  performance of a hypothetical  account in the
         Fund over  various  periods and do not show the  performance  of each shareholder's  account. Your account's performance will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

o     The Fund's  performance  returns  may not reflect the effect of taxes on dividends and capital gains distributions.

o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The  principal  value of the Fund's  shares,  and total  returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are redeemed,  they may be worth more or less than their original cost.
o     Total   returns   for  any  given  past  period   represent   historical
         performance information and are not, and should not be considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the  sixth  year  and  none  thereafter.  For  Class  C  shares,  the  1.0%
contingent  deferred  sales  charge is deducted  for returns for the  one-year period.  For Class N shares,  the 1.0%  contingent  deferred  sales  charge is deducted  for returns for the  one-year  period.  There is no sales  charge on
Class Y shares.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

                    ERV   l/n   =  Average Annual Total
                           - Return
                     1
                        P

o     Average  Annual  Total  Return  (After  Taxes  on  Distributions).   The
"average  annual  total  return  (after  taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of  return  for each year in a specified  number of years,  adjusted  to show the  effect  of  federal  taxes
(calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to  achieve an ending  value
("ATVD" in the  formula) of that  investment,  after  taking into  account the effect  of  taxes on Fund  distributions,  but not on the  redemption  of Fund shares, according to the following formula:

ATVD       -  =  Average   Annual  Total  Return  (After  Taxes  on
l/n        1  Distributions)

  P

o     Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions).  The "average annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on
Fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

 ATVDR     -  = Average Annual Total Return (After Taxes on Distributions and
 l/n       1  Redemptions)

   P

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
    P

o     Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return "at net asset value"
(without  deducting  sales  charges)  for Class A, Class B, Class C or Class N shares.  There is no sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset value per share at the  beginning  and the end of the period  for a  hypothetical  investment  in  that  class  of  shares  (without considering  front-end or contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------
        The Fund's Total Returns for the Periods Ended April 30, 2005
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class of      Cumulative Total            Average Annual Total Returns
                  Returns
                (10 Years or
             life-of-class, if
Shares             less)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                          1-Year                5-Year
                                                         (or life of class if
                                                                 less)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After        Without   After        Without   After      Without
           Sales         Sales    Sales         Sales    Sales      Sales
             Charge     Charge      Charge     Charge      Charge     Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A(1)   76.29%     87.05%      28.28%     36.11%      19.68%     21.95%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B(2)   38.23%     42.23%      30.10%     35.10%      22.73%     24.97%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C(3)   42.41%     42.41%      34.07%     35.07%      25.07%     25.07%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N(4)   43.35%     43.35%      34.80%     35.80%      25.59%     25.59%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class Y(5)   44.63%     44.63%      36.57%     36.57%      26.30%     26.30%
-------------------------------------------------------------------------------
1. Inception of Class A: 3/4/02
2. Inception of Class B: 10/1/03
3. Inception of Class C: 10/1/03
4. Inception of Class N: 10/1/03
5. Inception of Class Y: 10/1/03

-------------------------------------------------------------
 Average Annual Total Returns for Class A(1) Shares (After
                       Sales Charge)
            For the Periods Ended April 30, 2005
-------------------------------------------------------------
-------------------------------------------------------------
                                1-Year          5-Year
                                              (or life of
                                            class if less)
-------------------------------------------------------------
-------------------------------------------------------------
After Taxes on Distributions    26.93%          18.50%
-------------------------------------------------------------
-------------------------------------------------------------
After Taxes on                  18.45%          16.37%
Distributions and
Redemption of Fund Shares
-------------------------------------------------------------
          1.Inception of Class A: 3/4/02

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X|   Lipper  Rankings.  From  time to time  the Fund  may  publish  the ranking  of  the  performance  of  its  classes  of  shares  by  Lipper,  Inc.
("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated  investment  companies, including  the Fund,  and ranks  their  performance  for  various  periods  in categories based on investment  styles.  The Lipper  performance  rankings are based  on  total  returns  that  include  the  reinvestment  of  capital  gain distributions  and income  dividends  but do not take  sales  charges or taxes
into  consideration.   Lipper  also  publishes  "peer-group"  indices  of  the
performance  of all mutual  funds in a category  that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the  performance of its classes of shares by  Morningstar,  Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in their specialized market sector. The Fund is rated among real estate funds.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of funds in each category  receive 5 stars, the next
22.5% receive 4 stars,  the next 35% receive 3 stars, the next 22.5% receive 2 stars,  and the bottom 10%  receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight variations in the distribution  percentages.)  The Overall  Morningstar
Rating  for a fund is  derived  from a  weighted  average  of the  performance
figures  associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics.

      |X|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the Fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix C contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of the New York Stock  Exchange (the "NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close  earlier on certain  days.  If Federal  Funds are received  on a business  day after the close of the NYSE,  the shares  will be purchased  and  dividends  will begin to accrue on the next  regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund three days after the  transfers are  initiated.  If the proceeds of the ACH transfer are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible
for  any  delays  in   purchasing   shares   resulting   from  delays  in  ACH
transmissions.

Reduced Sales Charges. As discussed in the Prospectus,  a reduced sales charge rate may be  obtained  for  Class A shares  under  Right of  Accumulation  and
Letters of Intent  because of the  economies of sales efforts and reduction in expenses  realized by the Distributor,  dealers and brokers making such sales.
No sales  charge is  imposed  in  certain  other  circumstances  described  in
Appendix  C  to  this   Statement  of  Additional   Information   because  the
Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals         Oppenheimer Main Street Opportunity Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Small Cap Fund
Oppenheimer Balanced Fund                 Oppenheimer MidCap Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund          Oppenheimer Portfolio Series:
Oppenheimer Champion Income Fund            Active Allocation Fund
Oppenheimer Convertible Securities Fund     Aggressive Investor Fund
Oppenheimer Core Bond Fund                  Conservative Investor Fund
Oppenheimer Developing Markets Fund         Moderate Investor Fund

                                        Oppenheimer   Principal  Protected  Main
Oppenheimer Disciplined Allocation Fund   Street Fund
                                        Oppenheimer   Principal  Protected  Main
Oppenheimer Discovery Fund               Street Fund II

                                        Oppenheimer   Principal  Protected  Main
Oppenheimer Dividend Growth Fund         Street Fund III
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Balanced Fund

                                         Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Emerging Technologies Fund    Inc.
                                         Oppenheimer  Quest  International  Value
Oppenheimer Enterprise Fund               Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Fund                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Opportunities Fund     Oppenheimer Real Asset Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester National
Oppenheimer Growth Fund                   Municipals
Oppenheimer High Yield Fund               Oppenheimer Select Value Fund
Oppenheimer International Bond Fund       Oppenheimer Senior Floating Rate Fund
Oppenheimer International Growth Fund     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Strategic Income Fund
Oppenheimer International Value Fund      Oppenheimer Total Return Bond Fund
Oppenheimer   Limited   Term   California
Municipal Fund                            Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund  Oppenheimer Value Fund
Oppenheimer Limited Term Municipal Fund   Limited-Term New York Municipal Fund
Oppenheimer Main Street Fund              Rochester Fund Municipals

And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds  described  above except the money market  funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

          Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that  applies to your  purchases of Class A shares if you  purchase  Class  A,  Class B or  Class C  shares  of the Fund or other
     Oppenheimer  funds  during a  13-month  period.  The  total  amount of your purchases of Class A, Class B and Class C shares will  determine  the sales charge  rate that  applies  to your  Class A share  purchases  during  that period.  You can  choose to include  purchases  that you made up to 90 days before the date of the Letter.  Class A shares of Oppenheimer  Money Market
     Fund and  Oppenheimer  Cash  Reserves  on  which  you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

          A Letter is an investor's  statement in writing to the  Distributor of his or her intention to purchase a specified  value of Class A, Class B and
     Class C shares of the Fund and other  Oppenheimer  funds  during a 13-month period (the "Letter period").  At the investor's request,  this may include purchases  made up to 90 days prior to the date of the  Letter.  The Letter states the investor's  intention to make the aggregate  amount of purchases of shares  which will equal or exceed the amount  specified  in the Letter.
     Purchases made by reinvestment of dividends or capital gains  distributions and purchases made at net asset value (i.e.  without a sales charge) do not count toward satisfying the amount of the Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the sales charge) that would apply to a single lump-sum  purchase of shares in the amount  intended to be purchased  under the Letter.

          In submitting a Letter,  the investor  makes no commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter period,  when  added to the value  (at  offering  price) of the  investor's holdings of shares on the last day of that  period,  do not equal or exceed the intended  purchase  amount,  the investor  agrees to pay the additional amount  of sales  charge  applicable  to such  purchases.  That  amount  is described  in "Terms of Escrow,"  below  (those terms may be amended by the
     Distributor  from time to time).  The investor  agrees that shares equal in value to 5% of the intended  purchase  amount will be held in escrow by the
     Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the  terms of the  Prospectus,  this  Statement  of  Additional
     Information  and the  application  used for a  Letter.  If those  terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the  amended  terms and that  those  amendments  will  apply automatically to existing Letters.

          If the total  eligible  purchases made during the Letter period do not equal or exceed the intended  purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge retained by the  Distributor  will be adjusted to the rates  applicable  to actual  total  purchases.  If total  eligible  purchases  during the Letter period exceed the intended  purchase amount and exceed the amount needed to qualify  for  the  next  sales  charge  rate  reduction  set  forth  in the
     Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment  will be  made  only  if and  when  the  dealer  returns  to the
     Distributor the excess of the amount of concessions  allowed or paid to the dealer over the amount of  concessions  that apply to the actual  amount of purchases.  The excess concessions returned to the Distributor will be used to purchase  additional shares for the investor's  account at the net asset value per share in effect on the date of such purchase,  promptly after the
     Distributor's receipt thereof.

          The  Transfer  Agent will not hold shares in escrow for  purchases  of shares  of  the  Fund  and  other  Oppenheimer  funds  by  OppenheimerFunds prototype  401(k)  plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no
     adjustment  of  concessions   paid  to  the   broker-dealer   or  financial
     institution of record for accounts held in the name of that plan.

          In  determining  the total  amount of  purchases  made under a Letter, shares  redeemed by the  investor  prior to the  termination  of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period.  All of such purchases must be made through the Distributor.

      |X|   Terms of  Escrow  That  Apply to Letters of Intent.

          1. Out of the initial purchase (or subsequent  purchases if necessary)
     made  pursuant  to a Letter,  shares of the Fund equal in value up to 5% of the  intended  purchase  amount  specified  in the Letter  shall be held in escrow by the Transfer Agent. For example,  if the intended purchase amount is  $50,000,  the  escrow  shall be shares  valued in the  amount of $2,500
     (computed  at the offering  price  adjusted  for a $50,000  purchase).  Any dividends and capital gains  distributions  on the escrowed  shares will be credited to the investor's account.

          2. If the total  minimum  investment  specified  under  the  Letter is completed  within the 13-month  Letter period,  the escrowed shares will be promptly released to the investor.

          3. If, at the end of the 13-month  Letter  period the total  purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter,  the investor must remit to the  Distributor an amount equal to the difference  between the dollar amount of sales charges actually paid and the  amount of sales  charges  which  would have been paid if the total amount  purchased  had  been  made at a  single  time.  That  sales  charge adjustment will apply to any shares redeemed prior to the completion of the
     Letter.  If the  difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer,  the Distributor  will, within  sixty days of the  expiration  of the Letter,  redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem  escrowed  shares  prior to the payment of such additional sales charge,  the sales charge will be withheld from the redemption proceeds.

          4. By signing the Letter,  the investor  irrevocably  constitutes  and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

          5. The shares  eligible for purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include: (a) Class A shares  sold  with a  front-end  sales  charge  or  subject  to a  Class  A contingent  deferred sales charge,  (b) Class B and Class C shares of other
     Oppenheimer  funds acquired subject to a contingent  deferred sales charge, and (c) Class A, Class B or Class C shares  acquired  by exchange of either
     (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or  contingent  deferred  sales  charge or (2)
     Class B or Class C shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

          6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is  requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

     Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish your account with $500. Subsequently,  you can establish an Asset
     Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established prior to
     November 1, 2002 and which have previously established Asset Builder Plans, additional  purchases will remain at $25. Shares purchased by Asset Builder
     Plan payments from bank accounts are subject to the redemption restrictions for recent purchases  described in the Prospectus.  Asset Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares  for  OppenheimerFunds  employer-sponsored  qualified retirement accounts.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the  investment  dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing  shares that result from delays in ACH transmissions.

          Before you  establish  Asset  Builder  payments,  you should  obtain a prospectus  of the  selected  fund(s) from your  financial  advisor (or the
     Distributor) and request an application from the Distributor.  Complete the application  and return it. You may change the amount of your Asset Builder payment or you can terminate  these  automatic  investments  at any time by writing to the Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days)  after  receipt  of your  instructions  to
     implement  them.  The  Fund  reserves  the  right  to  amend,   suspend  or
     discontinue offering Asset Builder plans at any time without prior notice.

     Retirement  Plans.  Certain  types of  retirement  plans  are  entitled  to purchase  shares of the Fund  without  sales  charges or at  reduced  sales charge  rates,  as described in Appendix C to this  Statement of Additional
     Information.  Certain special sales charge  arrangements  described in that
     Appendix apply to retirement  plans whose records are maintained on a daily valuation  basis by Merrill  Lynch Pierce  Fenner & Smith,  Inc.  ("Merrill
     Lynch") or an  independent  record  keeper  that has a contract  or special arrangement  with Merrill Lynch. If on the date the plan sponsor signed the
     Merrill Lynch record  keeping  service  agreement the plan has less than $1 million in assets  invested in  applicable  investments  (other than assets invested in money market funds), then the retirement plan may purchase only
     Class C shares of the  Oppenheimer  funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has $1 million or more in assets but less than $5  million in assets  invested  in applicable  investments (other than assets invested in money market funds), then  the  retirement  plan  may  purchase  only  Class  N  shares  of  the
     Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service  agreement the plan has $5 million or more in assets invested in  applicable  investments  (other than assets  invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

     OppenheimerFunds  has entered into arrangements with certain record keepers whereby the Transfer  Agent  compensates  the record  keeper for its record keeping and account  servicing  functions that it performs on behalf of the participant  level accounts of a retirement plan.  While such  compensation may act to reduce the record keeping fees charged by the retirement  plan's record keeper, that compensation arrangement may be terminated at any time, potentially  affecting  the record  keeping fees charged by the  retirement plan's record keeper.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
     Fund's shares (for example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be  incurred  when the net  asset  values  of the
     Fund's shares on the  cancellation  date is less than on the purchase date.
     That loss is equal to the amount of the  decline in the net asset value per share  multiplied  by the  number  of  shares in the  purchase  order.  The investor is responsible  for that loss. If the investor fails to compensate the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the  Distributor  for that  amount by  redeeming  shares  from any  account registered in that investor's name, or the Fund or the Distributor may seek other redress.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However,  each class has different shareholder  privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B,
     Class C or Class N shares  will be reduced by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

          The availability of different classes of shares permits an investor to choose the method of  purchasing  shares that is more  appropriate  for the investor. That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.
     Class A shares normally are sold subject to an initial sales charge.  While
     Class B,  Class C and Class N shares  have no  initial  sales  charge,  the purpose of the deferred sales charge and asset-based  sales charge on Class
     B,  Class C and  Class N shares  is the same as that of the  initial  sales charge  on Class A shares - to  compensate  the  Distributor  and  brokers, dealers  and  financial  institutions  that  sell  shares  of the  Fund.  A salesperson  who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

          The  Distributor  will not accept a purchase order of $100,000 or more for Class B shares or a purchase  order of $1  million or more to  purchase
     Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

          Class B, Class C or Class N shares may not be purchased by an investor directly  from the  Distributor  without the investor  designating  another registered broker-dealer.

          Class A Shares  Subject to a Contingent  Deferred  Sales  Charge.  For
     purchases of Class A shares at net asset value  whether or not subject to a contingent  deferred sales charge as described in the Prospectus,  no sales concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class A shares  purchased with the redemption proceeds of shares of another  mutual fund offered as an investment  option in a  retirement  plan in  which  Oppenheimer  funds  are also  offered  as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that concession will not be paid on purchases  of Class A shares by a retirement  plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

          |X| Class B Conversion.  Under current  interpretations  of applicable federal income tax law by the Internal Revenue  Service,  the conversion of
     Class B shares to Class A shares 72 months after purchase is not treated as
     a  taxable   event  for  the   shareholder.   If  those  laws  or  the  IRS
     interpretation  of those  laws  should  change,  the  automatic  conversion feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class
     B  shares  could  then be  exchanged  for  Class A shares  on the  basis of relative net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

          |X| Availability of Class N Shares.  In addition to the description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus,  Class N shares also are offered to the following:  o to all rollover IRAs  (including  SEP IRAs and SIMPLE IRAs), o to all rollover contributions  made to Individual  401(k) plans,  Profit-Sharing  Plans and
     Money   Purchase   Pension   Plans,   o  to  all  direct   rollovers   from
     OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans, o to all trustee-to-trustee  IRA transfers,  o to all 90-24 type 403(b) transfers, o to Group  Retirement  Plans (as defined in Appendix C to this  Statement of
     Additional  Information)  which have entered into a special  agreement with the  Distributor  for that purpose,  o to Retirement  Plans qualified under
     Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan  sponsor for which has entered into a special  agreement  with the
     Distributor,  o to  Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the  Oppenheimer  funds is $500,000 or more, o to  OppenheimerFunds-sponsored  Ascender  401(k) plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more
     Oppenheimer  funds,  and  o to  certain  customers  of  broker-dealers  and financial  advisors that are identified in a special  agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

          The sales  concession and the advance of the service fee, as described in the Prospectus,  will not be paid to dealers of record on sales of Class
     N shares on: o  purchases  of Class N shares in amounts of $500,000 or more by a  retirement  plan  that  pays for the  purchase  with  the  redemption proceeds  of Class A shares of one or more  Oppenheimer  funds  (other than rollovers from an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k)
     plan to any IRA invested in the Oppenheimer  funds), o purchases of Class N shares in amounts of  $500,000 or more by a  retirement  plan that pays for the purchase with the redemption  proceeds of Class C shares of one or more
     Oppenheimer  funds  held by the  plan for more  than one year  (other  than rollovers from an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k)
     plan to any IRA invested in the Oppenheimer  funds),  and o on purchases of
     Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k)
     plan made  with the  redemption  proceeds  of Class A shares of one or more
     Oppenheimer funds.

          No sales  concessions will be paid to the  broker-dealer of record, as described in the Prospectus,  on sales of Class N shares purchased with the redemption  proceeds  of  shares  of  another  mutual  fund  offered  as an investment  option in a retirement plan in which Oppenheimer funds are also offered  as  investment  options  under  a  special  arrangement  with  the
     Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

          |X|  Allocation  of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees,  Trustees' fees, transfer agency fees,  legal fees and auditing  costs.  Those  expenses are paid out of the
     Fund's assets and are not paid  directly by  shareholders.  However,  those expenses  reduce  the  net  asset  values  of  shares,  and  therefore  are indirectly borne by shareholders through their investment.

          The methodology  for  calculating  the net asset value,  dividends and distributions of the Fund's share classes recognizes two types of expenses.
     General  expenses  that do not  pertain  specifically  to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then equally to each  outstanding  share within a given class. Such general expenses include  management fees,  legal,  bookkeeping and  audit  fees,  printing  and  mailing  costs  of  shareholder  reports,
     Prospectuses,  Statements of Additional Information and other materials for current shareholders,  fees to unaffiliated  Trustees,  custodian expenses, share issuance costs,  organization and start-up costs, interest, taxes and brokerage  commissions,  and  non-recurring  expenses,  such as  litigation costs.

          Other expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class. Examples of such  expenses  include  distribution  and service  plan  (12b-1)  fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting  expenses  (to the  extent  that such  expenses  pertain  only to a specific class).

          Fund Account Fees. As stated in the Prospectus,  a $12 annual "Minimum
     Balance Fee" is assessed on each Fund account with a share  balance  valued under $500.  The Minimum  Balance Fee is  automatically  deducted from each such Fund account on or about the second to last business day of September.

          Listed below are certain  cases in which the Fund has elected,  in its discretion,  not to assess the Fund  Account  Fees.  These  exceptions  are subject to change:  o A fund  account  whose  shares  were  acquired  after
     September 30th of the prior year; o A fund account that has a balance below
     $500 due to the  automatic  conversion  of shares  from  Class B to Class A shares.  However,  once all Class B shares  held in the  account  have been converted to Class A shares the new account  balance may become  subject to the Minimum  Balance  Fee; o Accounts of  shareholders  who elect to access their account  documents  electronically  via eDoc Direct; o A fund account that has only  certificated  shares  and,  has a balance  below $500 and is being escheated; o Accounts of shareholders that are held by broker-dealers under the NSCC  Fund/SERV  system;  o Accounts  held under the  Oppenheimer
     Legacy Program and/or holding certain Oppenheimer Variable Account Funds; o
     Omnibus accounts holding shares pursuant to the Pinnacle,  Ascender, Custom
     Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and o
     A fund  account  that  falls  below the $500  minimum  solely due to market fluctuations  within  the  12-month  period  preceding  the date the fee is deducted.

          To access account documents  electronically  via eDocs Direct,  please visit the Service Center on our website at www.oppenheimerfunds.com or call
     1.888.470.0862 for instructions.

          The Fund  reserves  the  authority  to modify Fund Account Fees in its discretion.

          Determination  of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The  calculation is done by dividing the value of the Fund's net assets attributable to a class by the  number of  shares  of that  class  that are  outstanding.  The NYSE normally  closes at 4:00 p.m.,  Eastern time, but may close earlier on some other days (for example,  in case of weather emergencies or on days falling before  a U.S.  holiday).  All  references  to time in  this  Statement  of
     Additional  Information  mean "Eastern time." The NYSE's most recent annual announcement  (which is subject to change) states that it will close on New
     Year's Day,  Martin  Luther King,  Jr. Day,  Presidents'  Day, Good Friday,
     Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day and Christmas
     Day. It may also close on other days.

          Dealers  other than  Exchange  members may conduct  trading in certain securities  on days on which the NYSE is  closed  (including  weekends  and holidays) or after 4:00 p.m. on a regular  business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset
     values  per  share  may  be  significantly   affected  on  such  days  when
     shareholders  may not purchase or redeem shares.  Additionally,  trading on
     European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

          Changes in the values of  securities  traded on foreign  exchanges  or markets  as a result  of  events  that  occur  after  the  prices  of those securities are  determined,  but before the close of the NYSE,  will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the  value  of the  security.  The  Manager,  or an  internal  valuation committee  established  by the  Manager,  as  applicable,  may  establish a valuation,  under  procedures  established  by the Board and subject to the approval,  ratification  and  confirmation by the Board at its next ensuing meeting

          |X| Securities Valuation. The Fund's Board of Trustees has established procedures  for the  valuation of the Fund's  securities.  In general those procedures are as follows: o Equity securities traded on a U.S.  securities exchange or on Nasdaq(R)are valued as follows:  (1) if last sale information is regularly  reported,  they are valued at the last reported sale price on the  principal  exchange  on  which  they  are  traded  or on  Nasdaq(R),  as applicable,  on that day, or (2) if last sale  information is not available on a  valuation  date,  they are  valued at the last  reported  sale  price preceding  the  valuation  date if it is within the  spread of the  closing
     "bid" and "asked"  prices on the valuation  date or, if not, at the closing
     "bid" price on the valuation date. o Equity  securities traded on a foreign securities  exchange generally are valued in one of the following ways: (1)
     at the last sale price  available  to the pricing  service  approved by the
     Board of  Trustees,  or (2) at the last sale price  obtained by the Manager from the report of the  principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
     (3) at the mean  between the "bid" and  "asked"  prices  obtained  from the principal  exchange  on which the  security  is traded  or, on the basis of reasonable  inquiry,  from two market makers in the  security.  o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean  between the "bid" and  "asked"  prices  determined  by a portfolio  pricing  service  approved  by the Fund's  Board of  Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable  inquiry. o The following  securities are valued at the mean  between  the "bid" and  "asked"  prices  determined  by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active  market  makers in the security on the basis of  reasonable inquiry:  (1) debt  instruments  that have a maturity of more than 397 days when issued,  (2) debt  instruments that had a maturity of 397 days or less when  issued and have a remaining  maturity  of more than 60 days,  and (3)
     non-money  market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining  maturity of 60 days or less.  o The following  securities  are valued at cost,  adjusted  for  amortization  of premiums and accretion of discounts:  (1) money market debt securities held by a  non-money  market fund that had a maturity of less than 397 days when issued  that have a  remaining  maturity  of 60 days or less,  and (2) debt instruments  held by a money market fund that have a remaining  maturity of
     397 days or less. o Securities (including restricted securities) not having readily-available  market  quotations  are valued at fair value  determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"  prices  provided  by a single  active  market  maker
     (which  in  certain  cases may be the "bid"  price if no  "asked"  price is available).

          In the case of U.S. government securities, mortgage-backed securities,
     corporate  bonds  and  foreign  government   securities,   when  last  sale
     information  is not  generally  available,  the  Manager  may  use  pricing services  approved by the Board of  Trustees.  The pricing  service may use
     "matrix" comparisons to the prices for comparable  instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The
     Manager will monitor the accuracy of the pricing services.  That monitoring may include  comparing prices used for portfolio  valuation to actual sales prices of selected securities.

          The  closing  prices  in the New York  foreign  exchange  market  on a particular  business day that are provided to the Manager by a bank, dealer or pricing  service that the Manager has determined to be reliable are used to value foreign currency,  including forward contracts,  and to convert to
     U.S. dollars securities that are denominated in foreign currency.

          Puts,  calls,  and  futures  are  valued at the last sale price on the principal  exchange  on  which  they  are  traded  or on  Nasdaq(R),  as applicable,  as determined by a pricing service  approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal  exchange or on Nasdaq(R)on the  valuation  date. If not, the value shall be the closing bid price on the  principal  exchange or on
          Nasdaq(R)on the  valuation  date.  If the put,  call or  future is not traded on an exchange  or on  Nasdaq(R),  it shall be valued by the mean between  "bid" and "asked"  prices  obtained  by the Manager  from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

               When the Fund  writes an option,  an amount  equal to the premium received  is  included  in the  Fund's  Statement  of Assets  and
               Liabilities as an asset. An equivalent  credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current  market value of the option.  In  determining the Fund's gain on  investments,  if a call or put written by the
               Fund is  exercised,  the  proceeds  are  increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium.  If the Fund enters into a  closing  purchase  transaction,  it will  have a gain or loss, depending  on whether the premium  received was more or less than the cost of the closing transaction.  If the Fund exercises a put it  holds,  the  amount  the  Fund  receives  on its  sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

                    The information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

                    Sending  Redemption  Proceeds  by Federal  Funds  Wire.  The
               Federal Funds wire of  redemption  proceeds may be delayed if the
               Fund's  custodian bank is not open for business on a day when the
               Fund  would  normally  authorize  the wire to be  made,  which is usually  the Fund's  next  regular  business  day  following  the
               redemption.  In  those  circumstances,   the  wire  will  not  be
               transmitted until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

                    Reinvestment Privilege. Within six months of a redemption, a shareholder  may reinvest all or part of the redemption  proceeds of: o Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid,  or o Class B  shares  that  were  subject  to the  Class B contingent deferred sales charge when redeemed.

       The reinvestment may be made
               without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds into  which  shares of the Fund are exchangeable  as  described  in "How to Exchange  Shares"  below.
               Reinvestment  will be at the net asset value next computed  after
               the  Transfer  Agent  receives  the   reinvestment   order.   The
               shareholder must ask the Transfer Agent for that privilege at the time of  reinvestment.  This privilege does not apply to Class C,
               Class N or Class Y shares.  The Fund may amend,  suspend or cease offering  this  reinvestment  privilege  at any time as to shares
               redeemed  after  the  date  of  such  amendment,   suspension  or
               cessation.
                    Any  capital  gain that was  realized  when the shares  were redeemed is taxable,  and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on  the  redemption,  some  or all of  the  loss  may  not be tax
               deductible,   depending   on  the   timing   and  amount  of  the
               reinvestment.  Under the Internal Revenue Code, if the redemption proceeds  of Fund  shares  on which a sales  charge  was paid are reinvested  in shares of the Fund or another  of the  Oppenheimer funds  within  90  days  of  payment  of the  sales  charge,  the shareholder's  basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce  the  loss  or  increase  the  gain  recognized  from  the redemption. However, in that case the sales charge would be added to the basis of the shares  acquired by the  reinvestment  of the redemption proceeds.
               Payments "In Kind". The Prospectus states that payment for shares tendered for  redemption  is  ordinarily  made in cash.  However, under  certain  circumstances,  the Board of Trustees of the Fund may determine  that it would be detrimental to the best interests of the  remaining  shareholders  of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may  pay  the  redemption  proceeds  in  whole  or in  part  by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.
               The Fund has  elected  to be  governed  by Rule  18f-1  under the
               Investment Company Act. Under that rule, the Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1%
               of the net assets of the Fund  during  any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the redeeming shareholder  might incur  brokerage or other costs in selling the securities for cash. The Fund will value  securities  used to pay redemptions  in kind using the same method the Fund uses to value its portfolio  securities described above under "Determination of
               Net Asset  Values Per Share." That  valuation  will be made as of the time the redemption price is determined.

                    Involuntary  Redemptions.  The Fund's  Board of Trustees has
               the right to cause the involuntary  redemption of the shares held in any account if the  aggregate  net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The
               Board will not cause the  involuntary  redemption of shares in an account  if the  aggregate  net asset  value of such  shares  has fallen  below  the  stated  minimum  solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders in question (not less than 30 days). The Board may  alternatively set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

                    Transfers  of Shares.  A transfer  of shares to a  different registration  is not an event that  triggers the payment of sales charges.  Therefore,  shares are not  subject to the payment of a contingent  deferred  sales  charge  of any  class at the time of transfer  to the name of another  person or  entity.  It does not matter whether the transfer occurs by absolute  assignment,  gift or  bequest,  as  long  as  it  does  not  involve,  directly  or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares  will  remain  subject to the  contingent  deferred  sales charge.  It will be calculated as if the  transferee  shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

               If less than all shares held in an account are  transferred,  and some but not all  shares in the  account  would be  subject  to a contingent  deferred  sales  charge  if  redeemed  at the time of transfer,  the priorities  described in the Prospectus under "How to Buy  Shares"  for the  imposition  of the Class B, Class C and
               Class N  contingent  deferred  sales  charge  will be followed in determining the order in which shares are transferred.

                    Distributions   From   Retirement   Plans.    Requests   for
               distributions  from  OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,
               SIMPLE IRAs,  403(b)(7)  custodial plans, 401(k) plans or pension
               or   profit-sharing   plans  should  be  addressed  to  "Trustee,
               OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
               address  listed in "How To Sell Shares" in the  Prospectus  or on the back cover of this Statement of Additional  Information.  The request  must:  (1) state the  reason for the  distribution;  (2)
               state the owner's  awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Fund's other redemption requirements.

                    Participants  (other than  self-employed  plan  sponsors) in
               OppenheimerFunds-sponsored  pension or profit-sharing  plans with shares of the Fund held in the name of the plan or its  fiduciary may not directly request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

               Distributions  from pension and profit  sharing plans are subject to  special  requirements  under the  Internal  Revenue  Code and certain  documents  (available  from the Transfer  Agent) must be
               completed  and  submitted  to  the  Transfer   Agent  before  the
               distribution may be made. Distributions from retirement plans are subject to withholding  requirements  under the Internal  Revenue
               Code, and IRS Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the  distribution  may be delayed.  Unless the shareholder has provided the Transfer  Agent with a certified tax  identification number,  the Internal  Revenue Code requires that tax be withheld from any distribution even if the shareholder  elects not to have tax withheld.  The Fund, the Manager,  the  Distributor,  and the
               Transfer Agent assume no  responsibility  to determine  whether a distribution  satisfies the conditions of applicable tax laws and will  not be  responsible  for  any  tax  penalties  assessed  in connection with a distribution.

               Special  Arrangements  for  Repurchase of Shares from Dealers and
               Brokers.  The  Distributor  is the Fund's agent to repurchase its shares  from  authorized  dealers  or  brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed  after the  Distributor receives an order placed by the dealer or broker. However, if the
               Distributor  receives a repurchase  order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the
               NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.  Additionally,  the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

                    Ordinarily,  for accounts redeemed by a broker-dealer  under this  procedure,  payment will be made within three business days after  the  shares  have  been  redeemed  upon the  Distributor's receipt of the required redemption  documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

               Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer
               Agent  to  redeem  shares  (having  a  value  of  at  least  $50)
               automatically  on a  monthly,  quarterly,  semi-annual  or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed
               three   business  days  prior  to  the  date   requested  by  the
               shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested by telephone if payments are to be made by check  payable to all  shareholders  of record.
               Payments  must  also be sent to the  address  of  record  for the account and the  address  must not have been  changed  within the
               prior   30   days.    Required   minimum    distributions    from
               OppenheimerFunds-sponsored  retirement  plans may not be arranged on this basis.

               Payments  are normally  made by check,  but  shareholders  having
               AccountLink  privileges  (see "How To Buy Shares") may arrange to have Automatic  Withdrawal Plan payments  transferred to the bank
               account   designated   on   the   account   application   or   by
               signature-guaranteed  instructions  sent to the  Transfer  Agent.
               Shares are normally redeemed pursuant to an Automatic  Withdrawal
               Plan three business days before the payment  transmittal date you select in the account application. If a contingent deferred sales charge  applies  to the  redemption,  the  amount of the check or payment will be reduced accordingly.

                    The Fund cannot  guarantee  receipt of a payment on the date requested.  The Fund  reserves  the  right to amend,  suspend  or discontinue  offering  these  plans  at any  time  without  prior notice.  Because of the sales  charge  assessed  on Class A share purchases,  shareholders should not make regular additional Class
               A share purchases while participating in an Automatic  Withdrawal
               Plan.  Class  B,  Class C and  Class N  shareholders  should  not establish  automatic  withdrawal plans,  because of the potential imposition  of the  contingent  deferred  sales  charge  on  such withdrawals  (except  where  the  Class  B,  Class  C or  Class N contingent  deferred  sales  charge  is waived  as  described  in
               Appendix C to this Statement of Additional Information).

                    By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the  Distributor.  When  adopted,  any amendments will automatically apply to existing Plans.

                    |X| Automatic Exchange Plans. Shareholders can authorize the
               Transfer Agent to exchange a  pre-determined  amount of shares of the Fund for  shares  (of the same  class)  of other  Oppenheimer funds  automatically  on a  monthly,  quarterly,  semi-annual  or annual basis under an Automatic Exchange Plan. The minimum amount that  may be  exchanged  to  each  other  fund  account  is  $50.
               Instructions   should  be   provided   on  the   OppenheimerFunds
               application or signature-guaranteed instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to exchanges  as set  forth  in  "How  to  Exchange  Shares"  in the
               Prospectus and below in this Statement of Additional Information.

               Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed as necessary to meet withdrawal payments.  Shares acquired without a sales  charge  will  be  redeemed  first.  Shares  acquired  with reinvested  dividends  and capital  gains  distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent  necessary to make withdrawal  payments.  Depending upon  the  amount  withdrawn,  the  investor's  principal  may be
               depleted.   Payments   made  under  these  plans  should  not  be
               considered as a yield or income on your investment.

                    The Transfer Agent will administer the investor's  Automatic
               Withdrawal   Plan   as   agent   for  the   shareholder(s)   (the
               "Planholder") who executed the plan authorization and application submitted  to the  Transfer  Agent.  Neither  the  Fund  nor  the
               Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the
               Transfer  Agent will credit all such shares to the account of the
               Planholder  on the  records of the Fund.  Any share  certificates held  by a  Planholder  may  be  surrendered  unendorsed  to  the
               Transfer  Agent  with the  plan  application  so that the  shares represented by the certificate may be held under the plan.

                    For  accounts   subject  to  Automatic   Withdrawal   Plans,
               distributions  of capital  gains must be  reinvested in shares of the Fund,  which will be done at net asset value  without a sales charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

                    Shares will be redeemed to make  withdrawal  payments at the net asset  value per share  determined  on the  redemption  date.
               Checks or AccountLink payments  representing the proceeds of Plan withdrawals  will  normally be  transmitted  three  business days prior to the date selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.
               The amount and the  interval  of  disbursement  payments  and the address to which checks are to be mailed or AccountLink  payments are to be sent may be  changed at any time by the  Planholder  by writing to the Transfer  Agent.  The  Planholder  should allow at least two weeks' time after  mailing  such  notification  for the requested change to be put in effect.  The Planholder may, at any time,  instruct  the Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the plan.  That notice must be in proper form in accordance with the requirements of the then-current  Prospectus of the Fund. In that case,  the Transfer
               Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the  proceeds to the Planholder.

                    The  Planholder  may terminate a plan at any time by writing to the Transfer  Agent.  The Fund may also give directions to the
               Transfer  Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence  satisfactory to it that the  Planholder has died or is legally  incapacitated.  Upon termination of a plan by the Transfer  Agent or the Fund,  shares that have not been redeemed will be held in  uncertificated  form in the name of the  Planholder.  The account  will  continue as a dividend-reinvestment,  uncertificated  account  unless and until proper instructions are received from the Planholder,  his or her executor or guardian, or another authorized person.
               If the  Transfer  Agent  ceases to act as transfer  agent for the
               Fund,  the  Planholder  will  be  deemed  to have  appointed  any successor  transfer  agent to act as agent in  administering  the plan. Centennial New York Tax Exempt Trust
How to Exchange Shares

               As stated in the  Prospectus,  shares  of a  particular  class of
               Oppenheimer  funds  having  more than one class of shares  may be exchanged only for shares of the same class of other  Oppenheimer funds.  Shares of  Oppenheimer  funds  that  have a single  class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

                    o All of the  Oppenheimer  funds currently offer Class A, B,
               C, N and Y shares with the following exceptions:

   The following funds only offer Class  A shares:

Centennial California Tax Exempt Trust
Centennial Government Trust                Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund      Oppenheimer Money Market Fund, Inc.
   Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free New York             Oppenheimer Principal Protected Main
   Municipals                                Street Fund II
   Oppenheimer California Municipal Fund     Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Limited Term California       Oppenheimer Senior Floating Rate Fund
   Municipal Fund
   Oppenheimer Limited Term Municipal        Rochester Fund Municipals
   Fund

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund      Oppenheimer International Small Company
                                             Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Champion Income Fund         Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest International Value
                                            Fund, Inc.

   Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Developing Markets Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Small- & Mid- Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored  401(k)
      plans.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
      exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer funds.  However,  shareholders  are not permitted to exchange  shares of other  Oppenheimer funds for shares of Oppenheimer  Principal  Protected
      Main Street  Fund until  after the  expiration  of the  warranty  period
      (8/5/2010).
o     Shares of  Oppenheimer  Principal  Protected  Main Street Fund II may be
      exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer funds.  However,  shareholders  are not permitted to exchange  shares of other  Oppenheimer funds for shares of Oppenheimer  Principal  Protected
      Main Street Fund II until after the  expiration  of the warranty  period
      (2/4/2011).
o     Shares of  Oppenheimer  Principal  Protected Main Street Fund III may be
      exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer funds.  However,  shareholders  are not permitted to exchange  shares of other  Oppenheimer funds for shares of Oppenheimer  Principal  Protected
      Main Street Fund III until after the  expiration of the warranty  period
      (12/6/2011).

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class  purchased  subject to a  contingent  deferred  sales  charge,  with the following exceptions:

o     When  Class A shares  of any  Oppenheimer  fund  (other  than  Rochester
National  Municipals  and Rochester Fund  Municipals)  acquired by exchange of
Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar  month of the initial  purchase of the exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National  Municipals and Rochester Fund
Municipals  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money
Market Fund,  Inc.  acquired by exchange of Class A shares of any  Oppenheimer fund  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within the Class A holding  period of the fund from which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except  with  respect  to the Class B shares  described  in the next two paragraphs,  the contingent deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Limited-Term  Government Fund, Limited
Term Municipal  Fund,  Limited Term New York  Municipal  Fund and  Oppenheimer
Senior  Floating Rate Fund,  the Class B contingent  deferred  sales charge is imposed on the acquired  shares if they are redeemed  within five years of the initial purchase of the exchanged Class B shares.

o     With  respect  to Class B shares of Cash  Reserves  that  were  acquired through the exchange of Class B shares initially  purchased in the Oppenheimer
Capital  Preservation  Fund,  the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer  funds are terminated as an investment  option  of the plan and  Class N shares  are  redeemed  within  18 months  after the plan's first  purchase of Class N shares of any  Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

o     When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred sales  charge will be followed  in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should  take  into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made. Otherwise,  the investors must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any  special  account  feature  such as an  Asset  Builder  Plan or  Automatic
Withdrawal  Plan, will be switched to the new fund account unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends or the  realization  of any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are  calculated  in the same manner,  at the same time, and on the same day for each class of shares.  However,  dividends on Class B,
Class C and Class N shares are expected to be lower than  dividends on Class A and Class Y shares.  That is because of the  effect of the  asset-based  sales charge  on Class B,  Class C and  Class N shares.  Those  dividends  will also differ in amount as a  consequence  of any  difference in the net asset values of the different classes of shares.

      Dividends,  distributions  and proceeds of the redemption of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of  Oppenheimer  Money  Market Fund,
Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this Statement of Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive  effect.   State  and  local  tax  treatment  of  ordinary  income
dividends and capital gain dividends from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of the Fund are  urged to  consult  their tax advisers with  specific  reference to their own tax  circumstances  as well as
the  consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

      Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal Revenue Code of 1986, as amended. As a regulated  investment company, the Fund is not  subject  to  federal  income  tax on the  portion  of its net investment  income (that is, taxable  interest,  dividends,  and other taxable ordinary  income,  net of expenses)  and capital gain net income (that is, the excess of net long-term  capital  gains over net  short-term  capital  losses)
that it distributes to shareholders.  That  qualification  enables the Fund to
"pass through" its income and realized  capital gains to shareholders  without having to pay tax on them.  This  avoids a  "double  tax" on that  income  and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund (unless  their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      Excise  Tax  on  Regulated  Investment  Companies.  Under  the  Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation  of  Fund  Distributions.  The  Fund  anticipates  distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special  provisions of the Internal  Revenue Code govern the eligibility of the Fund's  dividends  for the  dividends-received  deduction for corporate shareholders.  Long-term capital gains  distributions are not eligible for the deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying  dividends that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate shareholder will not be eligible for the deduction  on dividends  paid on Fund shares held for 45 days or less.  To the extent  the  Fund's  dividends  are  derived  from gross  income  from  option premiums,  interest income or short-term  gains from the sale of securities or dividends from foreign corporations,  those dividends will not qualify for the deduction.

      The Fund  may  either  retain  or  distribute  to  shareholders  its net capital gain for each taxable year. The Fund  currently  intends to distribute any  such  amounts.  If net  long  term  capital  gains  are  distributed  and designated as a capital gain distribution,  it will be taxable to shareholders as a long-term  capital gain and will be properly  identified  in reports sent to  shareholders  in January of each year. Such treatment will apply no matter how long the  shareholder  has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects to retain  its net  capital  gain,  the Fund will be subject  to tax on it at the 35%  corporate  tax rate.  If the Fund  elects to retain its net capital gain, the Fund will provide to  shareholders  of record on the last day of its  taxable  year  information  regarding  their  pro rata share  of the  gain  and tax  paid.  As a  result,  each  shareholder  will be required  to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed  distribution  less the tax credit.

      Investment  income that may be received by the Fund from sources  within foreign countries may be subject to foreign taxes withheld at the source.  The
United States has entered into tax treaties with many foreign  countries which entitle  the Fund to a  reduced  rate of,  or  exemption  from,  taxes on such income.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify  that number when required,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient" (such as a corporation).  Any tax withheld by the
Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

      Tax Effects of Redemptions of Shares. If a shareholder  redeems all or a portion of his/her shares,  the  shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax  basis  in the shares.  All or a  portion  of any  loss  recognized  in  that  manner  may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

      In general,  any gain or loss arising from the  redemption  of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term  capital gain or loss if the shares were held for more  than one year.  However,  any  capital  loss  arising  from the redemption  of  shares  held  for six  months  or less  will be  treated  as a long-term  capital loss to the extent of the amount of capital gain  dividends received on those  shares.  Special  holding  period  rules under the Internal
Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign  person (to  include,  but not  limited to, a  nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income  dividends that are paid by the Fund (and are deemed not
"effectively  connected  income") to foreign persons will be subject to a U.S.
tax  withheld  by the  Fund at a rate of 30%,  provided  the  Fund  obtains  a properly  completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign  person's country of residence has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  Any tax  withheld  by the Fund is  remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified  in reports  mailed to shareholders in March of each year with a copy sent to the IRS.

      If  the  ordinary  income   dividends  from  the  Fund  are  effectively
connected  with the  conduct of a U.S.  trade or  business,  then the  foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund obtains a properly  completed and signed  Certificate of Foreign  Status.
If the foreign  person  fails to provide a  certification  of his/her  foreign status,  the Fund will be required to  withhold  U.S.  tax at a rate of 28% on ordinary income  dividends,  capital gains  distributions  and the proceeds of the redemption of shares,  paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

      The tax  consequences to foreign persons  entitled to claim the benefits of an  applicable  tax treaty may be different  from those  described  herein.
Foreign  shareholders  are urged to consult their own tax advisors or the U.S.
Internal  Revenue  Service with respect to the particular tax  consequences to them of an investment in the Fund,  including  the  applicability  of the U.S.
withholding taxes described above.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  custodian of the Fund's  assets.  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the  Fund.  It is the  practice  of the Fund to deal with the  custodian  in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the custodian in excess of $100,000 are not protected by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered  Public  Accounting  Firm. Ernst & Young LLP serves as the Independent  Registered Public Accounting Firm for the Fund. Ernst & Young
LLP audits the Fund's  financial  statements  and performs other related audit services.  Ernst & Young LLP also acts as the  independent  registered  public accounting  firm for  certain  other  funds  advised  by the  Manager  and its affiliates.  Audit and non-audit services provided by Ernst & Young LLP to the
Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER REAL ESTATE FUND

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Real Estate Fund (the "Fund"), including the statement of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Real Estate Fund at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                        Earnst & Young LLP

New York, New York
May 26, 2005
STATEMENT OF INVESTMENTS  April 30, 2005
--------------------------------------------------------------------------------

                                                                         VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--97.8%
-------------------------------------------------------------------------------
FINANCIALS--97.8%
-------------------------------------------------------------------------------
REAL ESTATE--97.8%
Acadia Realty Trust                                     134,800   $  2,163,540
-------------------------------------------------------------------------------
Archstone-Smith
Trust                                                   101,750      3,659,948
-------------------------------------------------------------------------------
Ashford Hospitality
Trust                                                   182,400      1,867,776
-------------------------------------------------------------------------------
Avalonbay
Communities, Inc.                                        82,075      5,909,400
-------------------------------------------------------------------------------
BioMed Realty
Trust, Inc.                                             241,650      4,881,330
-------------------------------------------------------------------------------
Boston Properties,
Inc.                                                     60,125      3,996,509
-------------------------------------------------------------------------------
BRE Properties,
Inc., Cl. A                                              58,800      2,188,536
-------------------------------------------------------------------------------
Camden Property
Trust                                                     5,525        281,775
-------------------------------------------------------------------------------
Capital Automotive
REIT                                                     52,200      1,773,756
-------------------------------------------------------------------------------
Catellus Development
Corp.                                                    62,527      1,731,998
-------------------------------------------------------------------------------
CBL & Associates
Properties, Inc.                                         42,500      3,288,225
-------------------------------------------------------------------------------
Cedar Shopping
Centers, Inc.                                           110,600      1,526,280
-------------------------------------------------------------------------------
CenterPoint
Properties Trust                                         36,525      1,505,195
-------------------------------------------------------------------------------
Corporate Office
Properties Trust                                         79,800      2,098,740
-------------------------------------------------------------------------------
Developers Diversified
Realty Corp.                                             68,500      2,907,140
-------------------------------------------------------------------------------
Equity Residential                                       86,025      2,954,959
-------------------------------------------------------------------------------
Extra Space
Storage, Inc.                                            26,300        341,900
-------------------------------------------------------------------------------
First Potomac
Realty Trust                                             42,700        956,907
-------------------------------------------------------------------------------
General Growth
Properties, Inc.                                        125,000      4,888,750
-------------------------------------------------------------------------------
Gramercy Capital
Corp.                                                   154,325      3,067,981

                                                                         VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
REAL ESTATE Continued
Host Marriott Corp.                                     242,300   $  4,075,486
-------------------------------------------------------------------------------
Innkeepers USA Trust                                    167,100      2,217,417
-------------------------------------------------------------------------------
Kilroy Realty Corp.                                      75,225      3,282,067
-------------------------------------------------------------------------------
Kimco Realty Corp.                                       54,125      2,997,984
-------------------------------------------------------------------------------
Mack-Cali Realty
Corp.                                                    47,800      2,102,722
-------------------------------------------------------------------------------
Mills Corp.                                              80,450      4,596,913
-------------------------------------------------------------------------------
NorthStar Realty
Finance Corp.                                           243,900      2,546,316
-------------------------------------------------------------------------------
ProLogis                                                183,050      7,246,950
-------------------------------------------------------------------------------
Public Storage, Inc.                                     71,250      4,182,375
-------------------------------------------------------------------------------
Regency Centers
Corp.                                                    48,625      2,560,106
-------------------------------------------------------------------------------
Senior Housing
Properties Trust                                        117,100      2,025,830
-------------------------------------------------------------------------------
Simon Property
Group, Inc.                                             167,200     11,046,904
-------------------------------------------------------------------------------
SL Green Realty
Corp.                                                    58,850      3,589,850
-------------------------------------------------------------------------------
Strategic Hotel
Capital, Inc.                                           111,175      1,568,679
-------------------------------------------------------------------------------
Sunstone Hotel
Investors, Inc.                                          55,300      1,214,388
-------------------------------------------------------------------------------
Tanger Factory
Outlet Centers, Inc.                                     70,900      1,642,044
-------------------------------------------------------------------------------
Town & Country
Trust                                                    56,500      1,517,025
-------------------------------------------------------------------------------
Trizec Properties,
Inc.                                                    153,850      3,075,462
-------------------------------------------------------------------------------
Ventas, Inc.                                             84,000      2,266,320
-------------------------------------------------------------------------------
Vornado Realty
Trust                                                    71,375      5,456,617
-------------------------------------------------------------------------------
Windrose Medical
Properties Trust                                        102,500      1,445,250
                                                                  -------------
Total Common Stocks
(Cost $107,158,330)                                                122,647,350

                        18 | OPPENHEIMER REAL ESTATE FUND

                                                      PRINCIPAL          VALUE
                                                         AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
-------------------------------------------------------------------------------
Undivided interest of 0.23% in joint repurchase
agreement (Principal Amount/Value $1,318,039,000,
with a maturity value of $1,318,355,329) with UBS
Warburg LLC, 2.88%, dated 4/29/05, to be repurchased
at $2,987,717 on 5/2/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--8/1/34,
with a value of $1,345,611,059 (Cost $2,987,000)     $2,987,000   $  2,987,000

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $109,842,330)                                       100.2%   125,634,350
-------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                               (0.2)      (257,598)
                                                     --------------------------

NET ASSETS                                                100.0%  $125,376,752
                                                     ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        19 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------

Investments, at value (cost $109,842,330)--see accompanying statement of investments            $  125,634,350
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                    98,725
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                     490,199
Investments sold                                                                                       172,046
Interest and dividends                                                                                 158,524
Other                                                                                                    5,202
                                                                                                --------------
Total assets                                                                                       126,559,046

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                1,028,210
Shares of beneficial interest redeemed                                                                  70,858
Transfer and shareholder servicing agent fees                                                           21,577
Shareholder communications                                                                              17,309
Distribution and service plan fees                                                                      16,930
Trustees' compensation                                                                                     205
Other                                                                                                   27,205
                                                                                                --------------
Total liabilities                                                                                    1,182,294

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $  125,376,752
                                                                                                ==============

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                 $  106,982,702
--------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                       (160,997)
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                         2,763,027
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                          15,792,020
                                                                                                --------------
NET ASSETS                                                                                      $  125,376,752
                                                                                                ==============

                        20 | OPPENHEIMER REAL ESTATE FUND

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $68,879,329 and
4,034,422 shares of beneficial interest outstanding)                                                   $ 17.07
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)        $ 18.11
--------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $14,422,519 and 845,856 shares of
beneficial interest outstanding)                                                                       $ 17.05
--------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $13,784,195 and 807,892 shares of
beneficial interest outstanding)                                                                       $ 17.06
--------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,097,812 and 239,908 shares of
beneficial interest outstanding)                                                                       $ 17.08
--------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$24,192,897 and 1,416,245 shares of beneficial interest outstanding)                                   $ 17.08

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        21 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF OPERATIONS  For the Year Ended April 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                        $    2,546,566
--------------------------------------------------------------------------------
Interest                                                                 51,771
                                                                 ---------------
Total investment income                                               2,598,337

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         774,471
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  77,199
Class B                                                                  87,883
Class C                                                                  71,264
Class N                                                                   7,846
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  84,157
Class B                                                                  36,719
Class C                                                                  25,491
Class N                                                                   6,961
Class Y                                                                  10,245
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  15,600
Class B                                                                  14,077
Class C                                                                   9,324
Class N                                                                   1,326
Class Y                                                                     158
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,343
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,211
--------------------------------------------------------------------------------
Other                                                                    64,056
                                                                 ---------------
Total expenses                                                        1,296,331
Less reduction to custodian expenses                                       (921)
Less waivers and reimbursements of expenses                             (77,029)
                                                                 ---------------
Net expenses                                                          1,218,381

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,379,956

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                      3,862,478
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 14,950,823

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   20,193,257
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        22 | OPPENHEIMER REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                                                                     2005            2004
--------------------------------------------------------------------------------------------------------------

OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                           $   1,379,956   $     680,823
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   3,862,478         752,107
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              14,950,823         358,581
                                                                                ------------------------------
Net increase in net assets resulting from operations                               20,193,257       1,791,511

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (826,774)       (247,147)
Class B                                                                              (112,413)        (20,280)
Class C                                                                               (91,800)        (12,871)
Class N                                                                               (22,345)           (898)
Class Y                                                                              (531,786)       (371,119)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                              (503,380)        (45,358)
Class B                                                                              (120,903)         (3,868)
Class C                                                                               (94,313)         (2,388)
Class N                                                                               (17,448)           (116)
Class Y                                                                              (238,606)        (68,441)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                            43,166,564       9,621,304
Class B                                                                             9,336,010       3,439,770
Class C                                                                             9,949,844       2,491,737
Class N                                                                             3,545,439         285,755
Class Y                                                                             2,623,977      15,846,132

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                     86,255,323      32,703,723
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                                39,121,429       6,417,706
                                                                                ------------------------------
End of period (including accumulated net investment income (loss)
of $(160,997) and $38,389, respectively)                                        $ 125,376,752   $  39,121,429
                                                                                ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        23 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED APRIL 30,                               2005          2004         2003        2002 1
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    12.97      $  10.34    $   10.51    $    10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .29 2         .26          .31           .08
Net realized and unrealized gain (loss)                      4.35          2.72         (.16)          .43
                                                       ----------------------------------------------------
Total from investment operations                             4.64          2.98          .15           .51
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.36)         (.29)        (.18)           --
Distributions from net realized gain                         (.18)         (.06)        (.14)           --
                                                       ----------------------------------------------------
Total dividends and/or distributions to shareholders         (.54)         (.35)        (.32)           --
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $    17.07      $  12.97    $   10.34    $    10.51
                                                       ====================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          36.11%        28.72%        1.58%         5.10%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   68,879      $ 17,078    $   6,418    $    6,120
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   39,933      $ 10,345    $   6,065    $    5,662
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        1.81%         3.37%        3.10%         5.26%
Total expenses                                               1.53%         1.57%        2.34%         4.23%
Expenses after payments and waivers and
reduction to custodian expenses                              1.50%         1.44%        2.09%         2.08%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        92%          117%         300%           75%

1. For the period from March 4, 2002 (commencement of operations) to April 30,
2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        24 | OPPENHEIMER REAL ESTATE FUND

                                                                        CLASS B  |                   CLASS C  |
YEAR ENDED APRIL 30,                                         2005        2004 1  |      2005          2004 1  |
-------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    12.94      $  12.59    $   12.96      $    12.59
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .18 2         .26          .17 2           .26
Net realized and unrealized gain                             4.33           .42         4.34             .44
                                                       ------------------------------------------------------
Total from investment operations                             4.51           .68         4.51             .70
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.22)         (.27)        (.23)           (.27)
Distributions from net realized gain                         (.18)         (.06)        (.18)           (.06)
                                                       ------------------------------------------------------
Total dividends and/or distributions to shareholders         (.40)         (.33)        (.41)           (.33)
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $    17.05      $  12.94    $   17.06      $    12.96
                                                       ======================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          35.10%         5.28%       35.07%           5.43%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   14,423      $  3,181    $  13,784      $    2,317
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    8,842      $  1,462    $   7,167      $      929
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        1.11%         2.15%        1.05%           2.12%
Total expenses                                               2.66%         2.78%        2.57%           2.78%
Expenses after payments and waivers and
reduction to custodian expenses                              2.25%         2.25%        2.25%           2.25%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        92%          117%          92%            117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        25 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                        CLASS N  |                   CLASS Y  |
YEAR ENDED APRIL 30,                                         2005        2004 1  |      2005          2004 1  |
----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    12.97      $  12.59    $   12.98      $    12.59
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .24 2         .29          .35 2           .25
Net realized and unrealized gain                             4.36           .42         4.34             .51
                                                       ---------------------------------------------------------
Total from investment operations                             4.60           .71         4.69             .76
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.31)         (.27)        (.41)           (.31)
Distributions from net realized gain                         (.18)         (.06)        (.18)           (.06)
                                                       ---------------------------------------------------------
Total dividends and/or distributions to shareholders         (.49)         (.33)        (.59)           (.37)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $    17.08      $  12.97    $   17.08      $    12.98
                                                       =========================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          35.80%         5.56%       36.57%           5.90%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $    4,098      $    268    $  24,193      $   16,278
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    1,581      $     97    $  20,274      $   16,633
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        1.51%         2.30%        2.27%           3.12%
Total expenses                                               2.11%         2.10%        1.14%           1.23%
Expenses after payments and waivers and
reduction to custodian expenses                              1.75%         1.75%         N/A 5           N/A 5,6
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        92%          117%          92%            117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver and reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        26 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Real Estate Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of
1940, as amended. The Fund's investment objective is to seek total return through investment in real estate securities. Therefore, an investment in the
Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Cornerstone Real Estate Adviser LLC, formerly
Cornerstone Real Estate Advisers, Inc., an indirect, wholly-owned subsidiary of
Massachusetts Mutual Life Insurance Company, the parent company of the Manager.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session

                        27 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provisions are required. However, during the year ended April 30, 2005, the Fund paid federal excise tax of $5,776.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                        28 | OPPENHEIMER REAL ESTATE FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED      UNDISTRIBUTED         ACCUMULATED     OTHER INVESTMENTS
      NET INVESTMENT         LONG-TERM                LOSS    FOR FEDERAL INCOME
      INCOME                      GAIN    CARRYFORWARD 1,2          TAX PURPOSES
      --------------------------------------------------------------------------
      $1,730,793            $1,395,703                 $--           $15,267,553

1. During the fiscal year ended April 30, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended April 30, 2004, the Fund utilized $318,189 of capital loss carryforwards to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      In addition, distributions paid by the Fund's investments in real estate investment trusts (REITS) often include a "return of capital" which is recorded by the Fund as a reduction of the cost basis of securities held. The Internal
Revenue Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flows will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

Accordingly, the following amounts have been reclassified for April 30, 2005.
Net assets of the Fund were unaffected by the reclassifications.

                              REDUCTION TO               REDUCTION TO
                               ACCUMULATED            ACCUMULATED NET
      INCREASE TO           NET INVESTMENT              REALIZED GAIN
      PAID-IN CAPITAL                 LOSS           ON INVESTMENTS 3
      ---------------------------------------------------------------
      $412,100                      $5,776                   $417,876

3. $417,876, including $193,559 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended April 30, 2005 and April 30, 2004 was as follows:

                                         YEAR ENDED        YEAR ENDED
                                     APRIL 30, 2005    APRIL 30, 2004
      ---------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $  2,071,414         $ 685,442
      Long-term capital gain                488,354            87,044
                                       ------------------------------
      Total                            $  2,559,768         $ 772,486
                                       ==============================

                        29 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributed to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities       $ 110,366,797
                                                =============

           Gross unrealized appreciation        $  15,439,233
           Gross unrealized depreciation             (171,680)
                                                -------------
           Net unrealized appreciation          $  15,267,553
                                                =============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal
Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        30 | OPPENHEIMER REAL ESTATE FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED APRIL 30, 2005         YEAR ENDED APRIL 30, 2004 1
                                 SHARES          AMOUNT          SHARES              AMOUNT
--------------------------------------------------------------------------------------------

CLASS A
Sold                          3,411,435    $ 54,186,430         889,852        $ 12,356,969
Dividends and/or
distributions reinvested         76,724       1,254,701          18,678             250,667
Redeemed                       (770,649)    (12,274,567)       (212,484)         (2,986,332)
                              --------------------------------------------------------------
Net increase                  2,717,510    $ 43,166,564         696,046        $  9,621,304
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                            834,316    $ 13,087,054         309,808        $  4,302,406
Dividends and/or
distributions reinvested         12,889         212,244           1,487              19,890
Redeemed                       (247,201)     (3,963,288)        (65,443)           (882,526)
                              --------------------------------------------------------------
Net increase                    600,004    $  9,336,010         245,852        $  3,439,770
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                            782,568    $ 12,361,481         189,007        $  2,628,478
Dividends and/or
distributions reinvested         10,242         168,836           1,087              14,580
Redeemed                       (163,776)     (2,580,473)        (11,236)           (151,321)
                              --------------------------------------------------------------
Net increase                    629,034    $  9,949,844         178,858        $  2,491,737
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                            237,410    $  3,840,506          20,729        $    287,274
Dividends and/or
distributions reinvested          2,234          36,949              72                 988
Redeemed                        (20,367)       (332,016)           (170)             (2,507)
                              --------------------------------------------------------------
Net increase                    219,277    $  3,545,439          20,631        $    285,755
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                            145,092    $  2,350,640       1,237,918        $ 15,628,437
Dividends and/or
distributions reinvested         48,131         770,344          32,877             439,531
Redeemed                        (31,402)       (497,007)        (16,371)           (221,836)
                              --------------------------------------------------------------
Net increase                    161,821    $  2,623,977       1,254,424        $ 15,846,132
                              ==============================================================

1.  For the year ended April 30, 2004 for Class A shares and for the period
October 1, 2003 (inception of offering) to April 30, 2004 for Class B, Class C,
Class N and Class Y shares.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended April 30, 2005, were
$136,294,660 and $70,033,238, respectively.

                        31 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund, which provides for a fee at an annual rate of 1.00% of average daily net assets of the Fund.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Cornerstone Real Estate Advisers, Inc.
(the Sub-Advisor) to provide the day-to-day portfolio management of the Fund.
Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the
Manager, not by the Fund. The Manager will pay the Sub-Advisor a fee equal to
40% of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers (voluntary or otherwise). Notwithstanding the foregoing, if the Manager, without the
Sub-Advisor's concurrence, agrees to voluntarily waive a portion of the investment management fee the Fund is required to pay to the Manager, the
Sub-Advisor's fee hereunder shall be based upon the investment management fee the Fund would have to pay exclusive of any such waiver agreed to by the Manager in it sole discretion. For the year ended April 30, 2005, the Manager paid
$284,648 to the Sub-Advisor for services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended April 30, 2005, the Fund paid $136,970 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

                        32 | OPPENHEIMER REAL ESTATE FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2005 for Class B, Class C and
Class N shares were $217,452, $87,131 and $44,854, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                     CLASS A        CLASS B        CLASS C        CLASS N
                      CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                    FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                  RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED        DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------------

April 30, 2005      $ 215,289          $ 867       $ 26,043        $ 3,957          $ 741

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has agreed to waive its management fees and/or reimburse expenses such that total annual operating expenses for Class A shares do not exceed 1.50% of average daily net assets. As of July 28, 2003, the management fees are waived and/or expenses are reimbursed such that total annual operating expenses for Class B and Class C shares will each not exceed 2.25% of average daily net assets, Class N shares will not exceed 1.75% of average daily net assets, and Class Y shares will not exceed
1.25% of average daily net assets. During the year ended April 30, 2005, the
Manager reimbursed the Fund $12,587, $30,383, $21,858 and $3,955 for Class A,
Class B, Class C and Class N shares, respectively. These undertakings are voluntary and may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended April 30, 2005, OFS waived $5,614, $942 and $1,690 for
Class B, Class C, and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

                        33 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the
Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds.
This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                        34 | OPPENHEIMER REAL ESTATE FUND

                                  Appendix A

                             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" have the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

         II. Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

|_|   Clients of Edward D. Jones & Co., L.P. who purchase Class A shares of the Fund between August 19, 2005 and November 16, 2005 with the proceeds of shares redeemed from other mutual funds, as a part of the Edward Jones "Free Switch" program, may purchase those shares at net asset value and no concession will be paid by the Distributor on such purchases.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

 III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

 IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

 VI. Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

   VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Real Estate Fund

Internet Website
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm

      Ernst & Young LLP
      5 Times Square
      New York, New York 10036

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234

PX0590.001.0805

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

PART C

                         OPPENHEIMER REAL ESTATE FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)   (i) Declaration of Trust dated November 27, 2001: Previously filed with
Registrant's Initial Registration Statement on12/05/01 and incorporated herein by reference.

      (ii) Amendment No. 1 to the Declaration of Trust dated September 26,
2002: Previously filed with Registrant's Post-Effective Amendment No. 7 on
6/28/04 and incorporated herein by reference.

(b)   By-Laws adopted as of November 27, 2001: Previously filed with
Registrant's Initial Registration Statement on12/05/01 and incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (ii) Specimen Class B Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (iv) Specimen Class N Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (v) Specimen Class Y Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

(d)   Amended and Restated Investment Advisory Agreement dated January 1,
2005: Previously filed with Registrant's Post-Effective Amendment No. 8 on
6/23/05 and incorporated herein by reference.

(e)   (i) General Distributor's Agreement dated February 12, 2002: Previously filed with Registrant's Post-Effective Amendment No. 3 on 3/6/02 and
incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076) on 10/26/01 and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076) on 10/26/01 and
incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076) on 10/26/01 and
incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076) on 10/26/01 and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076)
on 10/26/01 and incorporated herein by reference.

(f)   Not applicable.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, between
Registrant and Citibank, N.A.: Previously filed with Pre-Effective Amendment
No. 1 to the Registration Statement of Oppenheimer International Large-Cap
Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003: Previously filed with the Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated March 5, 2002: Previously filed with Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter dated 2/8/02 from OppenheimerFunds, Inc. to
Registrant: Previously filed with Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

(m)   (i) Amended and Restated Service Plan and Agreement for Class A shares dated June 2, 2004: Filed herewith.

      (ii) Form of Distribution and Service Plan and Agreement for Class B
shares dated February 12, 2002: Previously filed with Registrant's
Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (iii) Form of Amended and Restated Distribution and Service Plan and
Agreement for Class C shares dated June 2, 2004: Previously filed with
Registrant's Post-Effective Amendment No. 7 on 6/28/04 and incorporated herein by reference.

      (iv) Form of Distribution and Service Plan and Agreement for Class N
shares dated February 12, 2002: Previously filed with Registrant's
Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
6/09/05: Previously filed with the Initial Registration Statement of
Oppenheimer International Diversified Fund (Reg. No. 333-125805) on 6/14/05
and incorporated herein by reference.

(o)   Powers of Attorney for all Trustees and Principal Officers: Previously
filed with the Initial Registration Statement of Oppenheimer International
Diversified Fund (Reg. No. 333-125805) on 6/14/05 and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
February 1, 2005 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer
Dividend Growth Fund (Reg. No. 333-122902), 2/18/05, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emeline S. Adwers,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,              Formerly  Associate  Counsel and Legal Compliance
Vice President & Associate     Officer at Great  West-Life  & Annuity  Insurance
Counsel                        Co.  (February  2004-October  2004);   previously
                               with   INVESCO    Funds   Group,    Inc.    (June
                               1993-December  2003),  most  recently  as  Senior
                               Staff Attorney.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds  Legacy Program;  (since January
                               2005)   of    Trinity    Investment    Management
                               Corporation.  Secretary  (since  June  2003)  of:
                               HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,  Inc. and OFI Institutional
                               Asset  Management,   Inc.   Assistant   Secretary
                               (since December 2001) of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Baldwin,               Formerly   Managing  Director  at  Deutsche  Bank
Executive Vice President       (March 2001 - March 2005)s

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd Becerra,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bertucci                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori E. Bostrom,               Formerly Vice President and Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Geoffrey Caan,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Castro,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

May Chen,                      Formerly  Assistant  Vice President of Enterprise
Assistant Vice President       Services at MassMutual  Financial Group (May 2002
                               - April 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald James Concepcion,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Corbett,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Senior Vice President and
Director of International
Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Farrell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Heathwood,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.;   Senior  Vice  President  of  OFI  Private
                               Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dimitrios Kourkoulakos,        None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey P. Lagarce,            President  and  Chief  Marketing  Officer  of OFI
Senior Vice President          Institutional   Asset  Management,   Inc.  as  of
                               January    2005.    Formerly    Executive    Vice
                               President-Head  of Fidelity  Tax-Exempt  Services
                               Business   at   Fidelity    Investments   (August
                               1996-January 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Vice President & Assistant     (September 1998-January 2004).
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie A. Libby,                Formerly   Executive  Vice  President  and  Chief
Senior Vice President          Operating Officer at Fred Alger Management,  Inc.
                               (July 1996 - February 2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Lucaccini,              Formerly  Director and High Yield  Analyst at UBS
Assistant Vice President       Global Asset  Management  (November  2001 - April
                               2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate     Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional Asset Management,  Inc., Centennial
                               Asset  Management  Corporation,  Oppenheimer Real
                               Asset  Management,  Inc.  and Trinity  Investment
                               Management Corporation.  Formerly an Associate at
                               Sidley  Austin Brown and Wood LLP (1995 - October
                               2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman of the Board, Director,  Chief Executive
Senior Vice President          Officer  and  President  of  OFI  Trust  Company;

                               Chairman,   Chief   Executive   Officer,   Senior
                               Managing    Director    and   Director   of   OFI
                               Institutional   Asset  Management,   Inc.;  Chief
                               Executive  Officer,  President,  Senior  Managing
                               Director  and  Director  of   HarbourView   Asset
                               Management Corporation;  Chairman,  President and
                               Director   of   Trinity   Investment   Management
                               Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Medev,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason Meshnick,                Formerly  Financial  Analyst  at Wall  Street  On
Assistant Vice President       Demand (April 2003 - May 2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy,                President and Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Partnership   Holdings,   Inc.  and

                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               Institutional  Asset  Management,  Inc.,  Trinity
                               Investment   Management   Corporation,    Tremont
                               Capital  Management,   Inc.,   HarbourView  Asset
                               Management    Corporation    and   OFI    Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                               October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Suzanne Murphy,                Formerly  (until December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004)  prior to which  he was an  Assistant  Vice
                               President,   Director   of  Trust   Services   at
                               Cambridge Trust Company (October 2002-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicolas Pisciotti,             Formerly  Assistant  Vice President at ING (April
Assistant Vice President       2002 - May 2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason Pizzorusso,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Read,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adrienne Ruffle,               Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 2002-February 2005).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,             Director of Financial  Reporting  and  Compliance
Assistant Vice President       at First Data Corporation (April 2003-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.; Chief Financial
                               Officer   of   HarbourView    Asset    Management
                               Corporation,  Oppenheimer  Partnership  Holdings,
                               Inc.,  Oppenheimer Real Asset  Management,  Inc.,
                               Shareholder     Financial     Services,     Inc.,
                               OppenheimerFunds   Legacy  Program,  OFI  Private
                               Investments,  Inc.,  OFI  Trust  Company  and OFI
                               Institutional  Asset  Management,  Inc.  Formerly
                               (until    March   2004)   Vice    President    of
                               OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President and Assistant   Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood
                               LLP (October 1997 - April 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    None
Assistant Vice President,
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds
                               (Asia) Limited;  Senior Vice President  (Managing
                               Director of the  International  Division)  of OFI
                               Institutional Asset Management, Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Whiting,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June
Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant Secretary of  OppenheimerFunds  plc and
                               OppenheimerFunds  International  Ltd.;  Secretary
                               and General  Counsel of  Oppenheimer  Acquisition
                               Corp.;   Director  of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-

     Cap Core Trust)

Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal

     Protected Trust II)

Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal

     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio

Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            Nones
2901B N. Lakewood Avenue

Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
10407 Cromdale Manor Ct.
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A. Borrelli               Vice President            None
105 Black Calla Ct.

San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Botwinick(2)         Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan C. Drier                   Vice President            None
3307 Park Ridge Lane NE
Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road

Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey(1)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12

Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther                Vice President            None
178 Canterbury Turn
Lancaster, PA 17601
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Suzanne Heske                   Vice President            None
4146 22nd Street
San Francisco, CA 94114
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen Ilnitzki(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Vice President            None
7 Cormorant Drive
Middletown, NJ 07748

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
2 Leland Ct.

Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser((1))               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford Norford                Vice President            None
3914 Easton Sq. Pl.
Columbus, OH 43219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Pizza(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Spensley                   Vice President            None
2000 Rhettsbury Street
Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann             Vice President            None
2592 S. Belvoir Blvd.
University Heights, OH 44118
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Villas(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rachel Walkey(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris Werner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of August, 2005.

Oppenheimer Real Estate Fund

By:  /s/ John V. Murphy

--------------------------------------------------
John V. Murphy, President, Principal
Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                        Date

/s/ Peter I. Wold*

-------------------           Chairman of the Board        August 25, 2005
Peter I. Wold

/s/ John V. Murphy *          President, Principal

-----------------------       Executive Officer,           August 25, 2005
John V. Murphy                & Trustee

/s/ Brian W. Wixted*          Treasurer and Principal

-----------------------       Financial & Accounting       August 25, 2005
Brian W. Wixted               Officer

/s/ Ronald J. Abdow*

------------------------      Trustee                      August 25, 2005
Ronald J. Abdow

/s/ Eustis Walcott*

---------------------         Trustee                      August 25, 2005
Eustis Walcott

/s/ Joseph M. Wikler*

------------------------      Trustee                      August 25, 2005
Joseph M. Wikler

*By:  /s/ Mitchell J. Lindauer
        ----------------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                         Oppenheimer Real Estate Fund

                        Post-Effective Amendment No. 9

                     Registration Statement No. 333-74582

                                EXHIBIT INDEX

Exhibit No.       Description

23(j)             Independent Registered Public Accounting Firm's Consent